Exhibit 99.24

Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors Merged	General Comments
300590710	595d8ca4-a989-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy reflects total dwelling coverage of $XXX,XXX (which includes XXX%, $XXX,XXX Replacement cost). The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage of $XXX,XXX. A cost estimator from the insurer was not provided, but is required.
08/30/2017: Received insurance company cost estimator. Hazard coverage is sufficient. Condition cleared.
300590710	da7fbbbb-a6b0-4708-a150-63e1801896da	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing		08/30/2017: Received attestations no affiliates. Condition cleared.
300590710	2b2ecdb9-9a8d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Changed Circumstance form	Missing Changed Circumstance form - Missing COC: Loan amount decreased to $X,XXX,XXX from $X,XXX,XXX		08/30/2017: Received change in circumstance form verifying decrease in loan amount. Condition cleared.
300590710	c212c9c5-db89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure in Section F is missing the government entity payee name for Property Taxes and the payee for Home owner’s Insurance. An updated CD, letter of explanation to borrower along with proof of delivery must be issued.

08/30/2017:  Received explanation letter and post consummation CD reflecting payees in Section F.  Condition cleared.  Loan will be rated a B.Non-material per SFIG guidance, loan will be graded a B for all agencies.

300590710	33e9371c-3442-4613-b784-e87ffde3cadd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	An LE was issued on the same date as a CD	The file contains a Closing Disclosure and a Loan Estimate, both dated the same day. A loan Estimate can not be issued the same day as a Closing disclosure.
09/01/2017: Please see e-sign event logs. Review the event date of XX/XX, you will see that the websheet number matches the LE websheet number which is the unique identifier. Websheet ID is XXXXXXXX;.08/30/2017: CD not disclosed to borrower

09/01/2017: Audit reviewed electronic log showing e-delivery details for LE, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. There was no evidence the CD was ever provided to the borrower on said date. Condition cleared.08/30/2017:  Please provide disclosure tracking history to verify the CD was not sent to the borrower. Condition remains.

300590710	bf438ae7-b489-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CD Report was not provided.		08/28/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300591575	fb06c10c-53bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report
The Initial credit report was not dated within 90 days of the note date.  Additionally, the subsequent credit report in file does not provide a minimum of 2 credit scores for each borrower, as required per Guidelines.  Provide a copy of the credit report used to qualify the borrowers for the subject transaction.  Credit score of 734 reflected on 1008 and tape does not reflect on credit reports in file. Additional conditions may apply upon receipt of the documentation.
															Attached please find the credit report that was utilized to underwrite the file.	11/03/2017: Received credit report dated within 30 days of the note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.01%; Meets QM; Years Self Employed Borrower has 8 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  75%

300591575	3d43e333-86bd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 8.33 years and that the co borrower was self-employed for 8.08 years.According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. Additionally, confirmation of the self-employment required verification of the listing and address of the borrowers’ business using a telephone book, Internet or directory assistance with the name and title of the person confirming the employment, the date of the call and the source of the phone number. The loan file contained no confirmation of the listing and address or detail on who obtained the required self-employment verification of the borrowers’ business.

Attached please find the business Search for the State of XX verifying XXXX which they are both self employed at that was submitted with the original file.  We are requesting that this be sent to the client for approval of an exception. We will send an email also. This is not an appendix Q issue. We are in the process of revising our guidelines.

11/06/2017: Audit acknowledges the client approved guideline violation exception for Self Employed VOE. Loan will be rated a B.11/03/2017:  Pending Client exception review.  No document attached for review.  Audit located business search on page 363 of original loan file.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.01%; Meets QM; Years Self Employed Borrower has 8 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  75%

300591575	d1322df8-52bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing asset documentation
Assets are not represented in U.S. Dollars by depository. Provide conversion chart for Account Activity statement reflecting assets in foreign currency type; unable to determine if assets are sufficient without said chart.  Verified assets were cited as totaling $XXX,XXX.XX.  Additional conditions may apply upon receipt of the documentation.

01/10/2018: Exception requested to use uploaded documents.11/21/2017: please see attached email and cd11/06/2017: FYI, there was an attachment with the first response that had the conversion rate on X/XX/XXXX along with the one XX/X/XXXXWe are requesting that this be sent to the client for approval of an exception. We will send an email also. This is not an appendix Q issue. We are in the process of revising our guidelines.

01/11/2018: Audit acknowledges the client approved guideline exception for reserves being outside of guidelines. Loan will be rated a B.01/10/2018: Exception is pending review from client.11/21/2017: Audit reviewed the Lender Rebuttal, and has determined that the borrower's received cash at closing and did not bring cash to close. However, the guidelines for "Funds" state that non-vested or restricted stock accounts are not eligible for use as down payment or reserves. Unable to determine evidence of stock classification to meet reserve requirements per guides. Condition remains. 11/09/2017: Audit requested client review of submitted documentation from the lender, Exception is pending review from client.11/06/2017: Audit escalated the exception request to the Client, and it was not approved. Client states that they are continuing to discuss internally. Condition remains until further direction from Client.11/03/2017:  Pending Client exception review.  Received currency converter dated post consummation.  Cash to close $X,XXX.XX.  No funds in XX XXXX verified.  Wire transfer from overseas bank not provided.  Unable to determine if funds in overseas bank are liquid, 70% of value was used.  Account listed as stocks/bonds on final 1003.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.01%; Meets QM; Years Self Employed Borrower has 8 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  75%

300591575	58532f81-7ebd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the final Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. In addition, the Appraisal Fee on the Closing Disclosure reflected $XXX however the appraisal invoice in file reflects XXX for a difference of XXX.
10/30/2017: Corrected Post Close CD in file reflects the credit report fee and actual appraisal fee for XXX in section B. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.01%; Meets QM; Years Self Employed Borrower has 8 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  75%

300591575	74617556-7ebd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	An incorrect Closing Date reflects under Closing Information on the final Closing Disclosure.		10/30/2017: Corrected Post Close CD in file reflects the correct Closing Date under Closing Information. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.01%; Meets QM; Years Self Employed Borrower has 8 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  75%

300591575	4f58ecc5-53bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report tied to the appraisal completed for the subject transaction was not provided. The CDA Report in file is > 120 days old.		10/31/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.01%; Meets QM; Years Self Employed Borrower has 8 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  75%

300624393	1980d1fc-28b9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing verbal verification of employment
Missing verbal verification of employment for Schedule C self-employed borrower income.  Per lender guidelines a VVOE form signed by processor for third party verification of business by CPA, professional organization, or regulatory agency is required. If CPA did not file returns a verification that no license is required to operate is required or copies of contracts, invoices, reference letters, are required as proof of activity.
10/30/2017: Audit acknowledges the client approved exception for self employment VOE outside of guidelines. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months eserves, loan qualified with 13.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 745; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%

300624393	ef3bf062-28b9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing Evidence of HOA Fees
Missing validation of HOA fee on subject property.  The initial and final 1003 reflect a $XX/month HOA fee for the subject property. The lender omitted the HOA fee from qualification PITIA. Although the URAR reflects no HOA fee, clarification from the lender for the discrepancy is required.
11/27/2017: please see attached
11/27/2017: Audit review revised documentation (Final 1003, 1008 & Post CD), and has determined that the $XXX HOA fee was added to all pertinent documents. Documentation submitted is deemed acceptable. Loan will be rated a B.

 Reserves are higher than guideline minimum UW Guides require 9 months eserves, loan qualified with 13.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 745; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%

300624393	99be6357-8abd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	Missing HOA fee		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months eserves, loan qualified with 13.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 745; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%

300628485	464277a2-67ea-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Verbal Verification of Employment
Per Lender guidelines the VVOE must be completed within 10 business days before the Note date (or funding date for escrow states) for wage income. The co-borrower’s VVOE was not performed prior to the funding date.
01/25/2018: The VVOE's for both borrowers are attached. Thank you!01/09/2018: Please see attached exception for the file.
01/25/2018: Audit reviewed VOE documentation for BOTH borrowers, and has determined that the VOEs were dated within 10 business days before the Note date (or funding date for escrow states) for wage income. Loan meets Appendix Q requirements. Condition cleared. 01/09/2018: Audit reviewed the Lender Rebuttal, and has determined that per Guidelines, the VVOE must be completed within 10 business days before the Note date (or funding date for escrow states) for wage income. The co-borrower’s VVOE was not performed prior to the funding date. Lender guidelines are able to be acknowledged by client, HOWEVER no exceptions can be make for Appendix Q requirements. Appendix Q requires that verification for 2 year employment history is required to verify the borrower has no gaps > 30 days. The VOE was required to be obtained prior to consummation for 30 day gap verification, loan fails QM.  QM does not allow post-closing reconciliation. Condition remains.

 Years on Job Borrower has 12 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.60%

300628485	521fe2d6-3ae7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing borrower executed affiliated business disclosure and evidence of disclosure within three days of the application; additional conditions may apply		01/02/2018: Received attestation no affiliates. Condition cleared.
 Years on Job Borrower has 12 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.60%

300628485	d2251535-5cea-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Notary Fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The Title – Notary Fee should be listed in section C of the CD.  No Cure.
Corrected on post close CD. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years on Job Borrower has 12 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.60%

300628485	34f3bd0b-5cea-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX.XX.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years on Job Borrower has 12 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.60%

300628485	ce1a0a4e-5cea-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Section B and Section C of final CD does not list Payee for all title fees.		Corrected on post close CD. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years on Job Borrower has 12 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.60%

300631562	f0adc0d4-c3a3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided with an effective date on or prior to the funding date.	Final Settlement Statement - Insurance was Effective Prior to Funding
10/02/2017:  Received post consummation closing disclosure reflecting disbursement date after inception date of insurance.  Condition cleared.09/29/2017:  Received final settlement statement with closing date after the inception date on the hazard certificate.  However, corresponding closing disclosure not provided. Condition remains.

 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.99%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766

300631562	1e09c9da-9ba3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		09/27/2017: Finding deemed non-material and will be graded a B for all agencies.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.99%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766

300631562	59a40583-9ca3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowners Insurance in section F of the final closing disclosure does not list the name of the Insurance company and the Natural Hazard disclosure in section H of the final CD does not list the payee. Provide corrected CD and LOE to the Borrower.
09/27/2017: Finding deemed non-material and will be graded a B for all agencies.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.99%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766

300631609	25671980-6275-4500-a083-bbe773fa4567	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX reflects a Discount Points Fee of $XXXX.XX with no resulting COC for any subsequent disclosures.  Final CD reflects an Discount Points Fee of $XXXX.XX for a variance/refund required of $XXXX.XX. Cure provided per lender credit on final CD.
09/20/2017: Final CD shows a sufficient tolerance cure in the amount of $XXXX.XX. Loan will be graded a B for all agencies.
300631609	1ebb2b72-46a9-4315-94b8-01a108c0a1c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $X,XXX resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
09/20/2017: Final CD shows a sufficient tolerance cure in the amount of $XXXX.XX. Loan will be graded a B for all agencies.
300634282	3194e030-92d4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing verbal verification of employment	Guidelines require a verbal verification of employment within 10 days of closing which was missing from the loan file.	12/06/2017: please see attached done with 10 days of closing	12/06/2017: Audit reviewed VOE provided, and has determined that said documentation was submitted within 10 days of consummation. Condition cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 30.50 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%, loan quafiied with DTI of 21.71%; FICO is higher than guideline minimum UW guides require FICO of 740, loan qualified with FICO of 769

300634282	2e551d69-28d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned
Final Hud-1 from property #2 on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. File contains an amended estimated closing disclosure that is not executed.  Additional conditions may apply.
12/14/2017: please see attached
12/14/2017: Audit reviewed executed Final Closing Disclosure for REO #2 on the Final 1003, and has determined that the proceeds are sufficient for Reserves. Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 30.50 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%, loan quafiied with DTI of 21.71%; FICO is higher than guideline minimum UW guides require FICO of 740, loan qualified with FICO of 769

300634282	407ffaaf-92d4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts for 2016 were not provided.
12/13/2017: Please rescind this condition. The attached verification that verifies the IRS received their tax return and it was being processed was in the original submission. The amount of the refund on the XXXX Tax returns and the amount of the expected refund are the same of $XXXXX.XX.
12/13/2017: Audit acknowledges the client approved guideline exception for 2yrs tax transcripts. Loan will be rated a B.12/13/2017: Exception is pending review from client.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 30.50 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%, loan quafiied with DTI of 21.71%; FICO is higher than guideline minimum UW guides require FICO of 740, loan qualified with FICO of 769

300639833	9747dd2b-85ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in section B of the final Closing Disclosure was paid as reimbursed and not paid FBO from the lender. Provided corrected CD and LOE to the borrower.		01/2/2018: A Post Close CD reflects reimbursement was removed and LOE to the borrower. The loan will be graded a B for all agencies.
300639833	b83dd566-ddfe-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of XXXXX.XX.
Post Close CD reflects correct LE figure. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300642861	7257bae2-52ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Ineligible Property Type	Property is ineligible due to greater than 20 acres. Subject property acres is XX.XX.	11/29/2017: Acknowledge exception	11/29/2017: Excessive acreage exception acknowledged
 FICO is higher than guideline minimum FICO is 772 which is higher than minimum of 720.; Years in Primary Residence Borrower has been in primary residence for 23 years.; Reserves are higher than guideline minimum Borrower has 24 months additional reserves.

300642861	62d9a13c-54ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum FICO is 772 which is higher than minimum of 720.; Years in Primary Residence Borrower has been in primary residence for 23 years.; Reserves are higher than guideline minimum Borrower has 24 months additional reserves.

300642861	715e486b-f0ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer listed in section E of the final Closing Disclosure does not list the name of government entity assessing the taxes.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum FICO is 772 which is higher than minimum of 720.; Years in Primary Residence Borrower has been in primary residence for 23 years.; Reserves are higher than guideline minimum Borrower has 24 months additional reserves.

300652175	f25daacd-5adf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final closing Disclosure should be itemized. Section A fees: XXXX.XX(f)(1): Under the subheading “Origination charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300652175	6d687802-5bdf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure dated does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300652175	115135a3-51df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		12/15/2017: CDA report provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300656355	3393bc5b-addb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing evidence of flood insurance	Subject property is in Flood Zone AO. Evidence of flood insurance policy not provided in file.		12/12/2017: Received evidence of Flood Insurance. Condition cleared.
 Reserves are higher than guideline minimum UW Guidelines require 24 months reserves, loan qualifies with 31 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualfies with FICO of 749; No Mortgage Lates UW Guidelines requires 24 0x30 lates, loan qualifies with 99 mortgage 0x30  history reporting on the credit report.

300656355	635992af-1edc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure on page 3 indicates the Loan Estimate figure for Cash to Close of $X,XXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXX.XX.   In addition, the Cash to Close of $X,XXX.XX on page 1 of  the funding CD exceeds max cash out allowed per lender guidelines. Provide re-disclosed CD and letter of explanation.
Post Close CD reflects Calculating Cash to Close and Cash to Close has been corrected. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guidelines require 24 months reserves, loan qualifies with 31 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualfies with FICO of 749; No Mortgage Lates UW Guidelines requires 24 0x30 lates, loan qualifies with 99 mortgage 0x30  history reporting on the credit report.

300656644	3201ff1f-2ac3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing hazard insurance declaration	The effective date of the hazard policy is not prior to the disbursement date per the final CD in file.
11/08/2017: Hazard Insurance declaration that was originally provided (attached) shows effective date of XX/XX and the disbursement date on the final cd shows effective date XX/XX. Please rescind the condition.

11/08/2017: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 243.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797

300656644	826acfd2-c5dd-4cc2-b885-f3137929e4de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/08/2017: See attached revised CD with LOX/Tracking Infromation
11/08/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 243.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797

300657092	8685554a-b8da-471e-83be-eb84bba47060	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX, Appraisal Review Fee $XXX, and Appraisal Review Fee $X, with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXXX, Appraisal Review Fee $XXX, and Appraisal Review Fee $XXX, resulting in a $XXX refund due for cure. Cure provided per lender credit on final CD.
Lender credit of $XXX reflects on final CD for closing costs above legal limit. Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.77%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 798

300657092	066a2fce-9237-4ff4-a484-b3412a7a940f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date	Funding occurred on the same date as the RTC Expiration Date per final Closing Disclosure in file. Funding CD was not provided.		12/22/2017: Received post consummation closing disclosure correcting disbursement date. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.77%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 798

300657092	b579c2c7-2ce7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error
Added 12/22/2017:  The final Settlement Statement reflects $XXXX.XX property taxes as POC.  The post consummation CD is missing the prepaid property taxes. The closing disclosure reflects a disbursement date of XX/XX/XX while the Settlement Statement reflects a disbursement date of XX/XX/XX.  Please correct applicable document and provide letter to borrower.  to borrower.

Hi, our final cd is correct as is. We have never shown tax installment as poc if it’s been paid. Escrow for their records have to show it as poc. We have proof in the file it’s paid. So we have never shown it on our cd as poc. We funded on the XXth. Final statement from escrow shows interest from the XXth. They settle and disburse on the following date which is the XXth. They will not change that date to show the 13th as they did not disburse funds on that day. Everything we have right now is correct. There is no reason to make any corrections or provide a letter to the borrower. Thank you
12/26/2017: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.77%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 798

300657092	b1e96a89-bee4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		12/22/2017: Invalid finding. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.77%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 798

300657092	883dbf28-11e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates cash due to borrower of $XX,XXX.XX vs. the final CD which reflects cash due to borrower of $XX,XXX.XX with a discrepancy of $X,XXX.XX.
12/22/2017: Received final settlement statement, post consummation closing disclosure and explanation letter. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.77%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 798

300657173	ec4e5d15-42e8-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain XXXXXXX XXXXXX/XXXXX XXXXXXX XXXXXXXXX	Failure to obtain XXXXXXX XXXXXX/XXXXX XXXXXXX XXXXXXXXX; additional conditions may apply
01/12/2018: Audit acknowledges the client approved guideline exception for evidence of XXXXX XXXXXXX outside of guidelines. Loan will be rated a B.12/28/2017:  Received evidence of XXXXXXX, XXXXXXXXXX XXXXXXXXX XXX XXXXXXXX XX XXXXX XXXXXXX XXXXXXX XXXXXXX.  XXX XXXXXXXXXX XXXXXXXXX XXXXXX XXXXX XXXXXXX shall be determined by court of competent jurisdiction."  Evidence of XXXXX XXXXXXX XXXXXXX not provided.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #15 months excess reserves; FICO is higher than guideline minimum UW Guides require 80% LTV, loan qualified with LTV of 75%; LTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 773

300657173	ba6ad04f-42e8-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current Balance Sheet for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	02/02/2018: balance sheet01/26/2018: balance01/04/2018: misc
02/02/2018: Audit reviewed 2017 YTD Balance Sheet, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared. 01/26/2018: Audit reviewed YTD Balance Sheet, and has determined that the company listed on said document is for Schedule E-II entity NOT Schedule C Business. Provide a YTD Balance Sheet that identifies the Schedule C Business clearly on the document. Appendix Q requirements are not met. Condition remains.  01/04/2018: Audit reviewed income documentation, and has determined that documentation submitted does not include YTD Balance Sheet for Schedule C business. Provide YTD Balance Sheet with assets and liabilities for Schedule C business. Condition remains.12/28/2017:  Received P&L Statement for Schedule C business.  Balance Sheet for Schedule C business not provided.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #15 months excess reserves; FICO is higher than guideline minimum UW Guides require 80% LTV, loan qualified with LTV of 75%; LTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 773

300657173	28219510-f578-47bd-b9f3-6f449ff03bf8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	Security instrument and final closing disclosure is not acknowledged by Non-applicant spouse.
12/29/2017:  Per Compliance, there is no marital or homestead rights in XXXXXXXXXXXX, but if the parties are in the middle of a XXXXXXX then the non-titled spouse should join on all conveyances or encumbrances.  Based on the documentation provided, the spouse is not vested on title.  The non-vested spouse would not need to sign documentation in XXXXXXXXXXXX on a purchase transaction.  Condition cleared.12/28/2017:  Accepted in error.  Pending Compliance review

 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #15 months excess reserves; FICO is higher than guideline minimum UW Guides require 80% LTV, loan qualified with LTV of 75%; LTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 773

300657597	29afdf23-ebd5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Calculating Cash to Close information from LE on page 3 of Post Close CD is incomplete.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifies with 130  months reserves.; FICO is higher than guideline minimum UW Guidelines require FICO of 740, loan qualfiies with FICO of 792.; No Mortgage Lates UW Guidelines requires the most recent 24 months mortgage hisotry of 0x30, loan qualifies with 99 months 0x30 reporting on the credit report.

300657599	4275948e-fad8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Document Error
Provide a revised Note with the correct closing date that coincides with all other signing dates as per the Mortgage, Right to Cancel and Final CD. Provided a Notification of the error letter (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.

12/14/2017: Please see attached. Please clear the conditionWe use Fannie Mae guidelines, per Fannie Mae it is acceptable that the borrower can sign the documents before the note date. Our legal department reviewed and per TILA XXXX.XX(X)(X)(X) the note is not a material disclosure therefore the date on the note the borrower signed is acceptable. Please rescind condition.

12/14/2017: Audit reviewed corrective Note reflecting date that coincides with Mortgage, Right to Cancel and CD, and has determined that the Notification of the error letter (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification were also provided. Documentation submitted is deemed acceptable. Loan will be rated a B.   12/06/2017:  Audit reviewed Lender's rebuttal and disagrees.  Per Compliance, provide a revised Note with the correct closing date that coincides with all other signing dates as per the Mortgage, Right to Cancel and Final CD. Provided a Notification of the error letter (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.90 months reserves; DTI is lower than guideline maximum 37.02% DTI < 43% max per Guidelines; FICO is higher than guideline minimum 797 FICO > 740 minimum required per Guidelines

300657599	cdc3cef9-bacf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXXX.XX versus the Final CD which reflects a cash to close of $XXXX.XX with a discrepancy of $XX.XX.  Provide explanation for the discrepancy and if applicable, copy of refund check, letter of explanation to the borrower and proof of delivery within 60 days of consummation.

12/04/2017: see attached final alta settlement statement12/01/2017: see attached revised cd/lox/tracking. Please clear the condition11/28/2017: Please clear condition. The settlement statement is a preliminary and not signed. Please rescind.

12/04/2017: Audit reviewed the Post Funding CD and Final ALTA Settlement Statement, and has determined that the cash to close is off by $X.XX. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  12/01/2017: Audit reviewed the Post Funding CD, and has determined that the Final ALTA Settlement Statement was also required but not provided. Provide the Final ALTA Settlement Statement of disbursement that matches the Final Post Funding CD submitted. Condition remains.11/28/2017: Audit reviewed the Lender Rebuttal, and has determined that subject property is located in an escrow state. Therefore, a Final Settlement Statement AND a final POST FUNDING CD are required with final figures of disbursement. Provide the Final Settlement Statement, as well as the final Post Funding CD. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.90 months reserves; DTI is lower than guideline maximum 37.02% DTI < 43% max per Guidelines; FICO is higher than guideline minimum 797 FICO > 740 minimum required per Guidelines

300657599	b7ef7156-57c5-4fbc-b376-982f661705da	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $X.XX is required.
11/22/2017: The Final CD reflects a tolerance cure of $X.XX which is sufficient. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.90 months reserves; DTI is lower than guideline maximum 37.02% DTI < 43% max per Guidelines; FICO is higher than guideline minimum 797 FICO > 740 minimum required per Guidelines

300657599	fb72c0ee-bacf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD e-signed and dated XX/XX/XXXX per Disclosure History was not provided in the loan file. No Cure - Missing document not provided.	11/28/2017: Please see attached 10-18 cd. Please clear the condition	11/28/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.90 months reserves; DTI is lower than guideline maximum 37.02% DTI < 43% max per Guidelines; FICO is higher than guideline minimum 797 FICO > 740 minimum required per Guidelines

300657599	ea26ce94-0b2d-421c-b1b1-132b3f2177e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower not provided 3 day rescission period	The Note was dated XX/XX/XXXX, however the Deed of Trust was executed on XX/XX/XXXX and the Right to Cancel was executed on XX/XX/XXXX and reflected an expiration date of XX/XX/XXXX.
Disagree - per TILA XXXX.XX(X)(X)(X) "The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by paragraph (X) of this section, or delivery of all material disclosures, whichever occurs last.". Per TILA XXXX.XX(X)(X)(XX) "the term "material disclosures" means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, and the disclosures and limitations referred to in XXXX.XX(X) and (X) and XXXX.XX(X)." The note is not a material disclosure. Also, the XX/XX/XX note date was the estimated closing date as evidenced on the final CD Closing Date but was actually signed with the rest of the closing documents on XX/XX/XX.

12/04/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify closing and disbursement date. This finding has been cleared. However, an additional finding was added to correct the Note. Additional conditions apply. 11/29/2017:  Per Compliance, while the lender has provided the correct regulatory citation on which we agree, what is not being considered in the response is the official interpretation to XXXX.XX(X)(X) which indicates that the period in which the consumer may exercise the right to rescind runs for X business days from the last of X events:  Consummation of the transaction, Delivery of all material disclosures, Delivery to the consumer of the required rescission notice.  The Note is dated XXX XXXX and would be considered consummation as the borrower becomes contractually obligated by signing the Note.  Condition remains.11/29/2017:  Pending Compliance review

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.90 months reserves; DTI is lower than guideline maximum 37.02% DTI < 43% max per Guidelines; FICO is higher than guideline minimum 797 FICO > 740 minimum required per Guidelines

300660318	4329b945-8cf1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file
01/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.01/08/2018:  CDA provided is in the Lender's name.  Pending CDA provided by Client.  Condition remains.

300660477	ad84c2d6-3fbf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Credit score of XXX < XXX the minimum credit score required per lender guidelines.	12/06/2017: see attached
12/12/2017: Audit acknowledges the client approved guideline exception for insufficient Credit Score. Loan will be rated a B.12/06/2017: Audit requested a status update from the client with regards to the Exception Requested on XX/XX/XXXX.11/16/2017:  Pending Client exception review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.74%; Years on Job Borrower has 20 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOM verifies 99 months payment history with no late payments reported

300660477	df15dcc6-41bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The final CD and funding closing Disclosure Section H Other reflects Appraisal Fee Paid which should be in Section B Services Borrower Did Not Shop for. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.74%; Years on Job Borrower has 20 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOM verifies 99 months payment history with no late payments reported

300662987	44f354e0-394c-4992-a597-13ef4462eb22	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX .  Provide re-disclosed CD and letter of explanation.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300662987	f9056f2a-e7da-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300663006	aec8b2f0-4ceb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Section F of the final CD the Homeowner’s Insurance Premium is missing the payee and the Property Taxes is missing the government entity.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300663006	decfdfb0-4ceb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	01/03/2018: Download PDF ? Appraisal Review	01/03/2018: Appraisal Review Short Form provided in lieu of CDA reflecting a value of $X,XXX,XXX.XX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
300668327	76b0b847-9340-462a-900a-f2271c95fd24	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Closing Coordination Fee reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All title fees should be listed in section C of the CD.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300668327	c59a3d61-a3c6-4d38-bddd-fb19ae93df00	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX and Credit Report fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects an additional fee, Title  - Closing Coordination Fee of $XXX resulting in a $XXX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Final CD reflects $XXX.XX credit for increase in Closing Costs above legal limit, loan will be graded a B for all agencies.
300668327	9fca5553-46d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XX to meet XX% threshold.
Final CD reflects $XXX credit for increase in Closing Costs above legal limit, loan will be graded a B for all agencies.
300668327	50745b36-0489-4f3d-ba88-c7b8361229c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	Final CD is not executed by all parties with a vested interest. Signature page is missing.	12/08/2017: please see attached	12/08/2017: Audit reviewed final executed CD, and has determined that all vested parties signed said document. Condition cleared.
300668327	6f229bf5-9016-4aa4-b956-812a4fe7c142	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300668330	cda88518-04d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure: Cash to Close of $XXXXXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXXXXX.XX.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300669768	dac828e4-51d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns for Borrower not provided for XXXX. last two years, with all applicable tax schedules.  Signed business returns for Borrower not provided for 2016.
01/18/2018: signed/dated 2016 business tax returns uploaded.12/20/2017: Signed form XXXX-X for XXXX business taxes.
01/18/2018: Audit reviewed executed XXXX XXXX Tax Returns, and has determined that said document was dated PRIOR to consummation and is deemed acceptable. Condition cleared. 12/20/2017: Audit reviewed the executed XXXX-X in lieu of executed XXXX Business Returns, and has determined that the documentation submitted is deemed unacceptable to meet Appendix Q requirements. Appendix Q requires self-employed consumers to provide for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Condition remains.

 Reserves are higher than guideline minimum Uw guides requiire 6 months reserves, loan qualified with 23.90%; FICO is higher than guideline minimum UW guides require FICO of 740, loan qualified with FICo of 776; Years Self Employed Borrower has been S/E for 12.92 years

300669768	f6644b27-52d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Uw guides requiire 6 months reserves, loan qualified with 23.90%; FICO is higher than guideline minimum UW guides require FICO of 740, loan qualified with FICo of 776; Years Self Employed Borrower has been S/E for 12.92 years

300669768	eb85efe0-50d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		12/05/2017: CDA report provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum Uw guides requiire 6 months reserves, loan qualified with 23.90%; FICO is higher than guideline minimum UW guides require FICO of 740, loan qualified with FICo of 776; Years Self Employed Borrower has been S/E for 12.92 years

300669968	fcbb25d4-e112-4c24-8532-5febda7415e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	$XXX.XX > $XXX maximum late fee allowed by the State of Alabama. Additionally, 15 > 10 day minimum late charge grace period required by the State of Alabama.	01/29/2018: LOE to borrower / PCCD
01/29/2018: : Audit reviewed the unilateral letter to the borrower (letter mailed to borrower), and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B. 01/22/2018:  Audit reviewed the finding, and has determined that it appears the issue is the grace period on the loan which is not the case. The issue is that XX has late charge parameters that allow for X% of the amount prepaid up to a maximum late charge of $100.00. For consumer credit transactions subject to the Mini-Code,[1] when a payment is past due 10 days or more, the lender can collect a late charge up to 5% of the amount unpaid, or $10 on each late payment, whichever is greater, up to a maximum late charge of $100. Only one late charge is allowed for any late payment. [Ala. Code § 5-19-4(a).] The loan in question contains a late charge of X% with no indication or language in the note capping at $100.00 or reference to the requirements of Ala. Code 5-19-4(a). Based on the payment amount of $X,XXX.XX x X% = $XXX.XX which exceeds the maximum allowable late charge of $XXX.XX. A unilateral letter to the borrower (i.e., the letter does not need to be signed by the borrower) stating that it will not charge in excess of the Alabama limitations and with evidence of refund of any past overages is required. Post consummation CD received.  Condition remains.

300669968	dfcd95f7-5af1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300669968	d0100d1c-8df1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXX vs. the final CD reflects Estimated Cash to Close of $XX,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300669968	c268fb22-58f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of ($XXX) with no resulting COC for subsequent disclosures. The final Closing Disclosure reflects taxes in Section E of $X,XXX resulting in a variance of $XXX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
04/04/2018: A RESPA Transfer Tax charge cure of $XXX on the final CD. The loan will be graded a B for all agencies.
300669968	7b1e587e-8af1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not in the loan file.		01/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300670030	8a30d667-9dd4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property #5 located on 2016 Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
12/01/2017: DTI can handle the hit if $XXXX rental income is removed from the XXX XXXXXXX property. New DTI would only increase to XX.XX%. Please advise if this condition can be waived. Thank you
12/01/2017: Audit reviewed the Lender Rebuttal, and has determined that the rental income for REO property #X is not required to meet DTI. New DTI of XX.XX%, without rental income, for said property meets QM DTI requirements. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 38.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 724

300670030	688d6dc2-605d-48e8-b67a-b958eef1200c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	3 day rescission period not provided
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX - not giving the Borrower a full 3 days rescission.
12/01/2017: Final Settlement Statement
12/01/2017: Audit review of Post Funding CD reflects correct Disbursement date and final figures, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 38.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 724

300670030	6ef3eed6-c2d4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider.The Property Taxes and County Property Tax listed in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 38.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 724

300670217	8c1e99b4-17d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Hazard Insurance Shortfall
The hazard insurance policy reflects total dwelling coverage of $XXX,XXX which does not reflect a Replacement cost. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage of $XXX,XXX. A cost estimator from the insurer was not provided, but is required.

01/08/2018: Information on the policy that was effective for loan funding. Borrower chose a different provider after the loan closed, which is why there was a new policy provided along with a new RCE from the new ins provider. This info is from the old insurance provider (XXXXX). Per the ins agent there was Ext Repl Cost on the policy (see email from agent confirming as such)

01/08/2018: Audit reviewed ALL insurance documentation submitted, and has determined that insurance (at the time of closing) had an additional replacement cost XX% of coverage A, as confirmed by the insurance carrier, at that time.  A cost estimator was prepared by the borrower's insurance agent at closing, and said documentation does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.  12/22/2017:  Received insurance replacement cost estimator, dated post-closing, verifying coverage is sufficient.  Also received insurance declaration, dated post-closing, from a different insurance company than in the original loan file.  Coverage not in effect at the time of closing. Condition remains

300670217	8c80f906-41e7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Inconsistent documentation
Added 12/22/2017:  Subject transaction closed as a second home.  Executed second home rider provided with mortgage. Executed Occupancy and Financial Status Affidavit, provided in original loan file, reflects second home.  However, the insurance declaration received today reflects the property as tenant occupied.  It is a Fire & EC policy, not a Homeowner's policy.
01/15/2018: OWNER OCCUPANCY VERIFICATION INSPECTION
01/22/2018: Audit consulted with the client, and has determined that said client has acknowledged the occupancy status as a Second Home versus an Investment. Condition cleared.   01/15/2018: Exception is pending review from client with regards to occupancy.

300670217	ad016fbc-a325-4d6b-9b73-6ccddc477d81	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total of Payments is not accurate	Total of Payments is not accurate		Non-material per SFIG guidance, loan will be graded a B for all agencies
300670217	cb166fbb-c6d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Funding CD: The actual Funding date is X/XX/XXXX per Lender's Funding Worksheet (770)	Funding Date is XX/XX, not X/XX.	12/06/2017: Received post consummation CD and Settlement Statement. Condition cleared.
300670217	bbb9279f-a433-442e-9e1f-200d4fb92bcd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final post consummation CD reflects an APR of XX.XX%. The prior Loan Estimate dated XX/X/XXXX reflects an APR of XX.XX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%.  Loan was locked XX/XX/XXXX.  Please provide corresponding LE/CD.

12/04/2017:  Correction to previous comment.  Those figures were TIP, not APR.  LE APR was X.XXX% vs. CD APR X.XXX%, a difference of X.XXX%.  Received revised LE and final LE along with change in circumstance.  Apr matches as X.XXX%.  Condition cleared.

300670217	9cde6827-17d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Tax payees in section F of the final Closing Disclosure are missing the name of the service providers. The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed. Provide a corrected CD and LOE to the borrower within 60 days of consummation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300670454	d1af9b64-1fe0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX . A cost estimator from the insurer was not provided.
12/18/2017: HOI policy verbiage - coverage A is based on cost to rebuild home
12/18/2017: Audit reviewed the Hazard Insurance Declaration page, and has determined that the declaration page states that Coverage A is based on an estimate of the cost to rebuild the home, including an approximate cost for labor and materials in the area. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.01%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 774

300670454	088fd879-1fe0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Document Error	No evidence of closure for 2nd lien	01/12/2018: XXXXX closure letter 01/05/2018: XXXXX payoff
01/12/2018: Audit reviewed executed "Borrower's Instruction to Suspend and Close XXXXX XXXX XX XXXXXX" letter, and has determined that the document requests the closure and lien release of said XXXXX account. Document was executed post closing. Loan will be rated a B.01/05/2018: Audit reviewed evidence that XXXXX was paid, as well as payoff statement, and has determined that evidence of a "Credit Line Closure Letter" executed by borrowers that requests the closure of the credit line and lien release of said XXXXX account was NOT provided. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.01%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 774

300670454	41feae78-7d31-4cc4-9b7e-f760b4846187	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Credit Report Fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Credit Report Fee of $XX.XX resulting in a $X.XX refund due for cure. Cure provided per lender credit on final CD.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.01%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 774

300670454	ed081446-20e0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section C and Section E Fees are subject to XX% tolerance. LE dated XX/X/XXXX reflects Title fees and recording fees of $XXXX ($XXXX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects charges of $XXXX for a variance/refund required of $XX to meet XX% threshold. Refund provided on final CD.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.01%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 774

300670454	26d9866e-20e0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider.  Additionally, the Property Taxes are missing the name of the government entity accessing the tax.  Provide a corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.01%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 774

300670466	3e6e486d-b3d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	12/19/2017: please see attached release of lien	12/19/2017: Audit reviewed the executed/notarized "Release of Lien" for HELOC, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 1.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.89%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787

300670466	d1afdb5b-b5d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	The Lender's guidelines require a payment history for the HELOC being paid off to verify no draws > $XXXX in the past 12 months. Draw history not provided. Additional conditions may apply.
12/21/2017:  We’ve sold loans in the past with the same scenario and documentation. Since The HELOC was used in the original purchase, evidenced by the final HUD-1, the seasoning requirement would be immaterial because the HELOC meets the requirement in the final bullet point of the screen shot. The final bullet point specifically addresses liens that are not seasoned (i.e., liens that have not had less than XXX draws in less than 12 months).12/14/2017: please see attached12/14/2017: please see attached

12/26/2017:  Received draw history dated post closing.  Condition cleared.  Loan will be rated a B.12/21/2017:  Audit reviewed Lender's rebuttal and disagrees.  Condition remains.12/14/2017: Audit reviewed the Lender Rebuttal, and has determined that the loan IS seasoned, therefore per guidelines: To pay off subordinate mortgage liens that HAVE BEEN SEASONED FOR AT LEAST ONE (1) YEAR. The seasoning requirement for a junior lien that is an equity line of credit will be applied to the date of the most recent draw against the equity line unless the draws were less than $X,XXX and provided that the total draws have not exceeded a total of $X,XXX in the last twelve (12) months. The excerpt provided by the lender was "if the subordinate lien IS NOT seasoned...". The Final HUD Statement provided from the purchase of the subject property reflects a closing date of XX/XX/XXXX. Condition remains.

 Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 1.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.89%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787

300670466	62fc5695-1231-4488-a90e-87785390991c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure reflects the service provider as Reimburse and should only be paid to the service provider or FBO.  Provide corrected CD and LOE to the borrower.
12/01/2017: A Post close CD corrected the payee and LOE to the borrower. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 1.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.89%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787

300670466	db435ee2-30c3-486b-9c2c-d76457e33fa7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording Fee was disclosed on LE $XXX and on the final CD as $XXX, exceeding the allowable XX tolerance. A tolerance cure of $XX.XX is required.		12/01/2017: A RESPA Recording fee charge cure of $XX.XX on the final CD. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 1.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.89%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787

300670481	f4e79f91-343c-497f-b709-9e4764866188	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		01/19/2018: Received executed Affiliated Business Disclosure. Condition cleared.
 FICO is higher than guideline minimum 759 FICO > 720 minimum required by guidelines; DTI is lower than guideline maximum 30.77% DTI < 43% max permitted by guidelines; Disposable Income is higher than guideline minimum $XX,XXX.XX disposable income > $0 required by guidelines

300670481	a4793a51-b3fb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee and Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert and Credit Report in the file. The Flood Cert Fee and Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that (The Flood Cert Fee and/or Credit Report Fee(s)) is/are included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum 759 FICO > 720 minimum required by guidelines; DTI is lower than guideline maximum 30.77% DTI < 43% max permitted by guidelines; Disposable Income is higher than guideline minimum $XX,XXX.XX disposable income > $0 required by guidelines

300670481	6484f672-b3fb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final CD reflected a tolerance cure of XXX.XX. No tolerance fees were increased from the LE to the final CD. Please provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum 759 FICO > 720 minimum required by guidelines; DTI is lower than guideline maximum 30.77% DTI < 43% max permitted by guidelines; Disposable Income is higher than guideline minimum $XX,XXX.XX disposable income > $0 required by guidelines

300670490	7fc8e203-15d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The Co-Borrower's VVOE dated post loan consummation.		12/05/2017: Guidelines allow for VVOE up until funding. Condition rescinded12/05/2017: Received Co-borrower's previous WVOE. VVOE for current job is dated after the note date. Condition remains.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.71%; Years on Job Borrower has 7 years on job

300670490	a4f2434c-15d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is missing terms and conditions of withdrawal from IRA.
12/05/2017: Terms and conditions for withdrawal from IRA not required. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.71%; Years on Job Borrower has 7 years on job

300670490	8d391820-16d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.71%; Years on Job Borrower has 7 years on job

300670490	a41e108f-16d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The County Tax Stamp in section E of the final Closing Disclosure are paid to Other and missing the actual name of the government entity.  Provided corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.71%; Years on Job Borrower has 7 years on job

300670490	bf61b739-b2d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure: Cash to Close of $XXX,XXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX.XX.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.71%; Years on Job Borrower has 7 years on job

300670490	3614da5a-16d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The homeowners insurance premium and property taxes in section F of the final Closing Document are missing the name of the service provider and the government entity.The Natural Hazard Disclosure fee in section F of the final Closing Disclosure is paid to Other and missing the actual name of the service providers.  Provided corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.71%; Years on Job Borrower has 7 years on job

300673555	13a5d64e-ea7e-48be-88b3-1190a9c4bf3a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold; $XX.XX difference.
02/05/2018: Hi, please see attached final cd. appraisal review fee is $XXX.XX. Thank you,Hi, I disagree, where are you getting your max figure and what fees are you including? Our threshold is $XX,XXX.XX, total fees included in the QM test equal $XX,XXX.XX. Please see attached snip of the fees included in the test

02/05/2018: Audit review of Post Funding CD includes final figures, and documentation submitted is deemed acceptable. No points and fees violation. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.  XX/XX/XXXX:  Audit reviewed Lender’s rebuttal and original loan file.  Included fees:  Appraisal review $XXX, Origination $XXXX, Discount $XX,XXX.XX, Appraisal $XXX = $XX,XXX.XX.  Please provide evidence of PAR rate and threshold will be recalculated.

300673555	06c5a961-7762-469d-a26b-a0e6f693024f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300674631	33595b49-51df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided. Incident date XX/XX/XXXX.		12/18/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years on Job Borrower has 11.45 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.46%

300674631	9c2300a8-97df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	LTV exceeds guidelines	Lender guidelines requires a maximum LTV of XX% however the current LTV of the subject is XX% .
12/18/2017: Audit, after further review, has determined that per Guidelines dated "as of XX/XX/XXXX", a maximum LTV of 90% is acceptable. Condition rescinded.  12/18/2017:  Pending Client exception review.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years on Job Borrower has 11.45 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.46%

300674631	c7779a59-20dd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	Missing signed "initial" 4506-T for borrower as required per guidelines.		12/12/2017: Received executed, initial 4506-T. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years on Job Borrower has 11.45 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.46%

300674631	f95f827b-88dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report provide by XXXX missing from file.		12/12/2017: CDA report provided reflecting a 2.3% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773; Years on Job Borrower has 11.45 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.46%

300677706	f3c7553f-1ee4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Broker's Affiliated Business Disclosure.		12/21/2017: Received evidence Borrower was provided the Broker’s Affiliated Business Disclosure within 3 days of application date. Condition cleared.
300677706	12ac8037-cce1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file that corresponds with the 2 change of circumstances dated XX/XX/XXXX in file.
01/04/2018: see attached12/22/2017:  We don't have that one as it was ordered but never sent due to some type of stop/error. The one that was sent after the COCs were approved (two on XX/XX) was the one I gave you on 11/14 which is ok as it's within 3 days of the COC. please rescind condition

01/04/2018: Audit reviewed initial CD dated XX/XX/XXXX , and has determined that the documentation submitted is deemed acceptable. Condition cleared. 12/22/2017:  Audit reviewed Lender's rebuttal and original loan file.  Unable to locate a CD dated XX/XX/XXXX.  Please provide.  Condition remains.

300677706	04953846-e95f-46bc-8ab0-c62686dadb6c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $X.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Post Close CD reflects additional lender credit of $XX.XX. Non-material per SFIG guidance, loan will be graded a Fitch B.
300677706	a0197993-1de4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/20/2017: CDA report provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300677706	d70870c7-28e1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		12/28/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300677707	9073e574-80fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.XX.  The loan amount is $XXXXXX.XX which leaves a shortage of hazard insurance coverage for $XXXXX.XX. A cost estimator from the insurer was not provided.
01/23/2018: Audit reviewed Lender's rebuttal and agrees. Sufficient hazard coverage has been provided. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.41%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.31%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.9 months reserves

300678025	f4859460-adf0-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Signed Final settlement statement in file generated after the final CD indicates cash to borrower of $XXX,XXX.XX vs. the final CD which reflects cash to borrower of $XXX,XXX.XX with a discrepancy of $X,XXX.XX.
01/05/2018: Received final settlement statement, explanation letter and post consummation closing disclosure. Figures match. Condition cleared. Loan will be rated a B for all agencies.
300678025	8f8b5e47-4cba-4e6a-90c0-cb1b84780c7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  Final LE dated reflects discount of $XXXX with no resulting COC for any subsequent disclosures.  Final CD reflects discount of $XXXX.XX for a variance/refund required of $XX.XX.
01/05/2018: Post consummation CD reflects sufficient tolerance cure. Loan will be rated a B.
300678025	609d7844-adf0-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Borrower of $XXX,XXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300678025	7f782730-adf0-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Section F of final CD does not list Payee for the Homeowner’s Insurance Premium and does not list the government entity for the Property Taxes.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300678075	20d576ea-24e0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Required Documentation
Evidence of a Lender Exception is missing from the loan file.  The lender used business assets for the 3rd account listed on the final 1003 which was only open 44 days at closing.  The lender guidelines require 3 months' bank statement and a cash analysis for this account to be used for EMD and/or closing funds.  Additional conditions may apply.

Please rescind. All Business assets were used from the combined XXXX XXXXX account ending in XXXX. 3 months bank statements, dated as of XX/XX-XX/XX; X/XX-X/XX; and X/X-X/XX were included in the original package for all accounts reporting ( Account numbers: XXXXXXXXXX, XXXXXXXXXX; XXXXXXXXXX) . A cash flow analysis for the XXXX XXXXXXX XXXX business associated with bank accounts, was also included in the original package in which a liquidity test was performed to support stability of the business and withdrawal of funds. Please see attached.

12/22/2017:  Audit reviewed Lender's rebuttal and agrees.  Guidelines require 3 months business statement and cash flow analysis which are in the original loan file.  The new account is a personal account, not a business account.  Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 81; Years Self Employed Borrower has 11 years Self Employed; Years in Primary Residence Borrower has resided in subject for 8 years

300678075	811636e6-22e0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		12/21/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 81; Years Self Employed Borrower has 11 years Self Employed; Years in Primary Residence Borrower has resided in subject for 8 years

300678075	d5352d9e-5853-4112-9a75-04e3ba6d735b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/13/2017: Non-material per XXXX guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 81; Years Self Employed Borrower has 11 years Self Employed; Years in Primary Residence Borrower has resided in subject for 8 years

300678075	0a0e3919-23e0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not in the loan file.		12/15/2017: CDA report provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 81; Years Self Employed Borrower has 11 years Self Employed; Years in Primary Residence Borrower has resided in subject for 8 years

300678076	19bcacde-69e6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Reserves	Verified assets $XXXXX., less X months reserve (subject) $XXXXX =($XXX) deficit reserve requirement	01/15/2018: Exception requested to use 5/8 months of reserves for loan.01/08/2018: Please review attached
01/16/2018: Audit acknowledges the client approved guideline exception for reserves outside of guidelines. Loan will be rated a B.01/15/2018: Exception is pending review from client.01/08/2018: Audit reviewed the Lender Rebuttal, as well as the asset statement, and has determined that the document does not confirm what type of investment vehicle the funds are held in.  Typically, profit sharing plans are set up as retirement type accounts, therefore XX% was used for calculation purposes. HOWEVER, they can also be held in stocks/bonds.  Unable to determine the account type, provide additional documentation to verify the type of account. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.15%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; Years on Job Borrower has 12 years on job- per WVOE

300678092	247095a9-22eb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient credit history
Guidelines require Option 1: 3 open trade lines with XX months satisfactory history on each trade, or Option 2: Minimum of 2 trade lines (open or closed) rated for 12 months if one of the trades is a satisfactory mortgage rating for at least XX months and active within the last XX4 months and 1 additional open trade.  The Borrower’s credit does not meet either option.
Exception approval in file, granted, xx/xx/xxxx.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.35%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 200.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300678092	035289cc-dbeb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	The hazard insurance declaration reflects an effective date of XX/XX/XX which is after the note and funding date.
Hi, hazard insurance was obtained before funding. Please see attached final cd as well as loe to borrower and certification of delivery method. This is a purchase transaction. Required timing of obtaining insurance was met. thank you,
01/02/2017: Received explanation letter and post consummation closing disclosure correcting disbursement date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.35%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 200.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300678092	6382a395-22eb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Borrower's income must be documented with paystubs that identify the employee/ borrower and the employer, reflect current pay period and year to date earnings and are computer generated, among other requirements.  The loan file contains tax returns, W’2’s, a 1099 and Award letter. Copies of the Borrower's paystubs are required to fulfill guidelines and QM requirements.
															Hi, please see attached paystubs for borrower. co-borr income is social security and disability. thank you	01/02/2018: Received WVOE and 2 paystubs. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.35%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 200.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300678092	740c7b7f-22eb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/28/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.35%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 200.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300678092	4e26eb67-22eb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. Provide re-disclosed CD and letter of explanation.
12/28/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.35%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 200.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300678804	8ecb52fb-dad9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	Missing 1008/Loan Approval	01/02/2018: please see attached 1008	01/02/2018: Audit reviewed the final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300678835	e221c828-0eec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business 7 on Schedule E Part II of xxxx tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
01/12/2018: Letter of Explanation
01/12/2018: Audit reviewed the Lender Rebuttal (LOE), and has determined that Business 7 listed on Schedule E Part II is the formal name for franchise business. Documentation was provided within the loan file for said business. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47%; Years Self Employed Borrower has 5 years Self Employed

300678835	a7e2e121-0eec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business 7 on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
01/12/2018: Letter of Explanation
01/12/2018: Audit reviewed the Lender Rebuttal (LOE), and has determined that Business 7 listed on Schedule E Part II is the formal name for franchise business. Documentation was provided within the loan file for said business. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47%; Years Self Employed Borrower has 5 years Self Employed

300678835	0c1ff34b-d9ec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report to XXXXXX - XXX XXXX.		01/08/2018: A CDA provided reflecting a value of $XXXXXXX.XX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47%; Years Self Employed Borrower has 5 years Self Employed

300678841	8858bd59-8ef1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure in Section E Taxes and Government Fees. The lender did not disclose recording fees for Deed or Mortgage.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300678858	390e866d-c5fb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 24 months. Payment history not provided on credit report. VOR require to verify.		01/22/2018: Received Verification of Rent reflecting 82 months satisfactory payment history. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 37.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.67%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 748

300678858	306c7374-6d73-41d4-be17-f57af84523a6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Processing Fees Underwriting Fees and Application Fees reflected in section A of the final Closing Disclosure  should be itemized.  Section A Fee: XXX.XX(f)(1):  Under the subheading Origination Charges and in the applicable columns as described in paragraph (f) of this section , an itemization of each amount paid for changes described in XXXXX.XX(f)(1) the amount of compensation paid by the creditor to a third party loan originator along with the name of the loan originator ultimately receiving the payment and the total of all such itemized amount that are designated borrower paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 37.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.67%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 748

300678858	ed1e4237-c5fb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/19/2018: A CDA provided reflecting a value of $XXX,XXX which is aXX% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 37.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.67%; FICO is higher than guideline minimum  UW Guides require FICO of 700, loan qualified with FICO of 748

300678867	b9c6f2fd-ea02-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees", “Processing Fees” and "Underwriter Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: XXXX.XX(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #3.39 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99%

300678867	6b7890f6-79dc-4258-9a64-b87a4190edd6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The CDA Fee in section B does not reflect party that ultimately received payment.  The final CD reflects Title-Services fee of $XX and Title-Escrow fee of $XXX in Section B; The fees should be reflected in Section C as the provider is not reflected on the WLSP.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #3.39 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99%

300678867	b9d351e8-9da1-4577-8476-4753e7468e66	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects no Vendor management Fee with no resulting COC for any subsequent disclosures. The final CD reflects a  Vendor management Fee of $XXX resulting in a $XXX refund due for cure. Cure provided per lender credit on final CD.
01/30/2018: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #3.39 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99%

300678867	34b8068b-d702-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Appraisal not provided	Appraisal not provided in file.		01/31/2018: Audit reviewed appraisal provided and it is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #3.39 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99%

300678867	9df61f6c-e802-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		01/31/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #3.39 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99%

300702283	ae79a546-b235-4081-86bb-ada2aa22480a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated 4 days prior to the date of consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
01/18/2018: Initial CD
01/18/2018: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300702283	f7e2cf2b-0cfa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees", "Processing Fees" and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
01/15/2018: Loan will be graded a B for all agencies.
300702283	52e65579-fbf9-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The final LE reflects Project Questionnaire fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects Verification of $XXX resulting in a $XX refund due for cure. Final CD reflects a cure of $XXX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
1/15/2018: Cure of $XXX reflected on the final CD. Loan will be graded a B for all agencies.
300702283	4799c72a-faf9-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided.		01/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300702403	20236c7f-56df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation	The lender utilized business funds without verification from a CPA stating no negative affect on business. Please provide CPA letter.
UW reviewed the condition and advised the following: There was no business funds used. The business statements was used to support the $XXX income distribution. This is his K1 distribution, not business funds. See 1008 comment… large deposit $XXX from income distribution and supported by business statements, K-1s and P&L
																12/28/2017: Audit reviewed Lender's rebuttal and agrees. Removed business funds from asset calculation and borrower has sufficient cash to close & reserves. Condition rescinded.			Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.10 months reserves; Years in Field Borrower has 6 years in Field
300702403	4108cc7a-50dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated (XX/XX/XXXX) reflects an appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The funding CD reflects an appraisal fee of $XXX resulting in a $XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																Non-material per SFIG guidance, loan will be graded a B for all agencies			Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.10 months reserves; Years in Field Borrower has 6 years in Field
300702403	db81a4bc-4fdc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the funding losing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies			Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.10 months reserves; Years in Field Borrower has 6 years in Field
300702403	9a72c1ac-cfe6-4edf-9c9e-76250aac9aca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The funding CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of .XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies			Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.10 months reserves; Years in Field Borrower has 6 years in Field
300702405	6fee555e-80e6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, with the title and mortgage.	01/05/2018: see attached
01/12/2018: Audit reviewed e-mail verification of parcel/APN number correction, and has determined that the Escrow Officer/Title Agency confirmed that the Deed of Trust was recorded with the correct parcel number as verified by the Tax Roll. Condition cleared. 01/05/2018: Audit re-analyzed all PIN/Parcel numbers on pertinent documents, and has determined that the REVISED Appraisal reflects the CORRECT Parcel/PIN number of XXX-XXX-XXX. HOWEVER, the Prelim Title on page 316, the Mortgage on page 452 and the attached legal to the mortgage on page 494 ALL reflect the INCORRECT Parcel/PIN number of XXX-XXX-XXX. Audit verified with the County Tax Collector that the CORRECT Parcel is XXX-XXX-XXX NOT XXX-XXX-XXX which is not linked to any address. Provide correction to all documents affected, as listed above, along with an intent to re-record the Mortgage with corrected Parcel information on page 1 and attached legal by the Title Company. Condition remains. (Note: the added dash 2 on Appraisal XXX-XXX-XXX-2 is only a "check digit", it's non-consequential)

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.50 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 63.47%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762

300702405	f1713511-87e6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing borrower executed affiliated business disclosure and evidence of disclosure within three days of the application; additional conditions may apply.		Non-material
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.50 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 63.47%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762

300702841	0e3d9e9f-e697-45a5-b645-a559a7277af5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years Self Employed Borrower has been self employed for 7 years; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20 months reserves

300702841	c33ae4da-65ea-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee in section H of the final Closing Disclosure is missing the name of the payee. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years Self Employed Borrower has been self employed for 7 years; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20 months reserves

300702842	9f980738-aafb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	Evidence of insurance for subject property began on funding date instead of note date.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum 795 FICO > 740 required by guidelines; Years Self Employed Borrower self-employed 10 years; Disposable Income is higher than guideline minimum $XX,XXX.XX disposable income > $0 required

300702842	0d2fca8e-a9fb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing hazard insurance declaration	Missing evidence of hazard policy for rental property on final 1003. Hazard policy in file does not list yearly amount.	Hi, please see attached. policy number, dates of coverage match and is reflecting yearly amount. thank you	01/22/2018: Received evidence of premium. Condition cleared.
 FICO is higher than guideline minimum 795 FICO > 740 required by guidelines; Years Self Employed Borrower self-employed 10 years; Disposable Income is higher than guideline minimum $XX,XXX.XX disposable income > $0 required

300702842	13694d51-95fb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee and Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert and Credit Report was in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that The Flood Cert Fee and Credit Report Fees are included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum 795 FICO > 740 required by guidelines; Years Self Employed Borrower self-employed 10 years; Disposable Income is higher than guideline minimum $XX,XXX.XX disposable income > $0 required

300704013	683354c4-72df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for property X unit X. Lease in file expired. Per appendix X , both IRS Form XXXX Schedule X and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.

Please clear. Unit X lease was expired however, if we back out the rental income of $XXXX. per month we get total earnings of $XXXXX.XX/XXXX.XX of total Debt = XX.XX% DTI ratio. Loan still qualifies as DTI is under XX%.
12/26/2017: Audit recalculated net rental income for the duplex using only 1 unit. Lease no longer required. Condition cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 18.30 months reserves; DTI is lower than guideline maximum UW guiides allow max DTI pf 43%, loan qualified with DTI of 29.83%; FICO is higher than guideline minimum UW guides require FICO of 740, loan quaified with FICO of 801

300704013	e317b485-72df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.
12/27/2017:  Received executed seller closing disclosure.  Condition cleared.12/26/2017:  Audit reviewed Lender's rebuttal and original loan file.  Unable to locate Seller CD for departing residence.  A Seller Settlement Statement was located on page 42.  However, it is neither signed nor certified and the proceeds do not match the $XXXXXX.XX referred to by the Lender.  Condition remains.

 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 18.30 months reserves; DTI is lower than guideline maximum UW guiides allow max DTI pf 43%, loan qualified with DTI of 29.83%; FICO is higher than guideline minimum UW guides require FICO of 740, loan quaified with FICO of 801

300704013	1b36cb31-72df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of insurance for property XX on the final application not provided.	Please rescind-Final Closing Disclosure from sale of burrower departing primary located at XXX XXXXXX XXXX was included in original package evidencing liens paid and net proceeds of $XXX,XXX.XX.
12/27/2017:  Received evidence of property taxes.  Condition cleared.12/26/2017:  Audit reviewed Lender's rebuttal and disagrees.  The mortgage statement reflects escrow for taxes and/or insurance.  Please provide evidence of property taxes.  Condition remains.

 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 18.30 months reserves; DTI is lower than guideline maximum UW guiides allow max DTI pf 43%, loan qualified with DTI of 29.83%; FICO is higher than guideline minimum UW guides require FICO of 740, loan quaified with FICO of 801

300704013	60a18d50-72df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided.	Please rescind-Mortgage Statement from XXXXX XXX associated with the property located at XXXXX X XXXXXXXX XX was included in original package confirming taxes and insurance are escrowed.
12/27/2017:  Received evidence of property taxes.  Audit recalculated DTI using actual taxes and escrow payment from statement as insurance.  DTI XX.XX%.  Condition cleared.12/26/2017:  Audit reviewed Lender's rebuttal and disagrees.  The mortgage statement reflects escrow for taxes and/or insurance.  Please provide evidence of insurance.  Condition remains.12/26/2017:  Audit reviewed Lender's rebuttal and disagrees.  The mortgage statement reflects escrow for taxes and/or insurance.  Please provide evidence of insurance.  Condition remains.

 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 18.30 months reserves; DTI is lower than guideline maximum UW guiides allow max DTI pf 43%, loan qualified with DTI of 29.83%; FICO is higher than guideline minimum UW guides require FICO of 740, loan quaified with FICO of 801

300704023	75ed3b04-32e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes for REO property #1, #2, #3, etc. on the final application not provided. Evidence of insurance for REO #1 not provided.	Please rescind condition. The documentation was all in the original file, both taxes and insurance for all REOs.	12/21/2017: Audit reviewed Lender's rebuttal and original loan file. Evidence of taxes and insurance for all properties located in the original loan file. Condition rescinded.			No Mortgage Lates No mortgage lates on credit report; Years Self Employed 14 years self employed.; FICO is higher than guideline minimum 787 Middle FICO score - guideline requirement is 740.
300704023	5220d1e8-2ae4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		12/22/2017: Received post disaster inspection reflecting no damage. Condition cleared.			No Mortgage Lates No mortgage lates on credit report; Years Self Employed 14 years self employed.; FICO is higher than guideline minimum 787 Middle FICO score - guideline requirement is 740.
300704071	3423a979-aae5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing Co-Borrower's YTD Balance Sheet for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
01/29/2018: Balance Sheet
01/29/2018: Audit reviewed XXXX YTD Balance Sheet, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 Years on Job Co-Borrower has 10 years on job  ; Years in Field Borrower has 12 years in field; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 38.30 months reserves

300704071	736ef294-c9de-4733-ba82-1cc39575bb68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood cert fee was not reflected in Section B despite evidence of Flood certificate in the file. The Flood cert Fee should be disclosed in Section B of the closing disclosure or an attestation the no fees were allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Co-Borrower has 10 years on job  ; Years in Field Borrower has 12 years in field; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 38.30 months reserves

300704071	5358be02-e9e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a credit report fee of $X with no resulting CoC for any subsequent disclosures. The closing CD reflects a credit report fee of $XX.XX resulting in a $XX.XX refund due for cure. Final CD provided shows cure done at closing of $XX.XX.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Co-Borrower has 10 years on job  ; Years in Field Borrower has 12 years in field; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 38.30 months reserves

300704071	f7436cfa-ccda-4d93-a380-5e00c1fb2eea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure section F Homeowner's Insurance and Property taxes fees is missing payee names.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Co-Borrower has 10 years on job  ; Years in Field Borrower has 12 years in field; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 38.30 months reserves

300704074	bde42aa6-21e7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
12/22/2017: A Post Close CD in the loan file reflects the Credit Report disclosed in section B of the Closing Disclosure. Condition cleared. Loan will be graded a B for all agencies
300704074	558109b9-25e7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal report fee of $XXX with no resulting COC for any subsequent disclosures. The Post Close CD reflects an appraisal report fee of $XXX resulting in a $XXX refund due for cure and it must be provided within 60 days of consummation.
01/18/2018: please see attached01/17/2018: please see attached
01/18/2018: Audit review of post funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.01/17/2018: Audit reviewed Closing Disclosure, and has determined that said document is NOT for subject loan.  Borrower and property are for a different loan file. Condition remains.

300704076	d076ff9e-cdf7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXXXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXXXX.XX.
01/12/2018: Post Close CD in file reflects LE cash to close corrected. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300704076	785ec98d-cdf7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		01/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300704081	73ff7afd-ccec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Credit score of XXX < XXX the minimum credit score required per lender guidelines for Elite Program.
01/10/2018: Per our updated Jumbo Elite Matrix and Jumbo Guidelines, dated XX/XX/XX and XX/XX/XX respectively, the min FICO score is XXX. The credit score of XXX qualifies since loan closed XX/XX.1/5/18 E. Diaz, please rescind this conditions, XXXXX, XXXXX, 30-year fixed requires a minimum fico of XXX.

01/11/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.01/10/2018: Audit reviewed the Lender Rebuttal, and has determined that Guidelines utilized are based on the Application date NOT the Closing date. Therefore, audit will submit an Exception Request to the Investor. Pending Investor review. Condition remains. 01/08/2018:  Audit reviewed Lender's rebuttal and disagrees.  The Jumbo Elite Matrix, dated XX/XX/XXXX, require a minimum FICO score of XXX.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.45%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.5 months reserves

300704081	28d23bd2-ccec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Credit Report Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report Fee of $XX.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
12/29/17: Corrective CD in file. $X.XX lender credit sufficient.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.45%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.5 months reserves

300704392	7376e8b4-5df2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	Incorrect disclosure of Section E Recording Fees; The final CD reflects a Deed recording fee of XXXX with total recording fees of XXXX; The total recording fee is not itemized.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #15 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 51.62%

300704392	043d367b-de1d-4b95-855c-bdeec0ecf99c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #15 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 51.62%

300704392	72619d94-5df2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list the number of months for the Supplemental Taxes that were collected. Under X-XXXXXXXXX(X)-(XX) and XXXX.XX(X)(X) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Please provide a letter of explanation to the borrower, and corrected CD within 60 days of consummations.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #15 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 51.62%

300704408	2cb12c1f-5af1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date prior to the funding date was not provided.	01/19/2018: please see attached policy with effective date from disbursement date.
01/19/2018: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves; Years on Job Borrower has 10 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 756

300704408	a2a2ffe6-57f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	01/18/2018: Attached is the certified copy of the settlement statement for the borrower's previous property. Thank you!
01/18/2018: Audit reviewed True Certified copy of the Seller's Final Settlement Statement for the departure residence, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 01/12/2018:  Received final settlement statement.  Please provide a copy that is either signed or certified.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves; Years on Job Borrower has 10 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 756

300704408	9ac60e08-d9f0-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Final CD reflects $XX lender credit for closing costs above legal limit. Non-material per SFIG guidance, loan will be graded a Fitch B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves; Years on Job Borrower has 10 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 756

300704411	c06ecfdc-4cf2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing VVOE for business listed on the XXXX personal tax returns of Sch E, #C.
Business C is included in the file as a business loss. A VOB is not needed for this company.
01/12/2018:  Audit reviewed Lender’s rebuttal and agrees.  No income used for this business. VOE’s for businesses where income is not used to qualify including negative income are not required.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 745; Years Self Employed Borrower has 19 years Self Employed

300704411	a1cb68a4-4af2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 745; Years Self Employed Borrower has 19 years Self Employed

300704694	d41cc275-4deb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing current mortgage pay history	Missing verification of mortgage for the property #X and #X on the final application for the most recent XX months were not provided.		01/05/2018: Received payment histories for each loan. However, they are dated post close. Condition cleared. Loan will be rated a B.
 No Mortgage Lates UW guidelines require 0x30 for the most recent 24 months, the loan qualifies with 80 0x30 reporting on the credit report. ; Years on Job Bforrower has 15 years on the job. ; Reserves are higher than guideline minimum UW guidelines require reserves of 12 months, loan qualifies with reserves of 89.40 months.

300704694	2ffc5050-e6eb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Section F of the final CD is missing the name of the insurance company the funds are being paid to and government entity the property taxes are being paid to.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 No Mortgage Lates UW guidelines require 0x30 for the most recent 24 months, the loan qualifies with 80 0x30 reporting on the credit report. ; Years on Job Bforrower has 15 years on the job. ; Reserves are higher than guideline minimum UW guidelines require reserves of 12 months, loan qualifies with reserves of 89.40 months.

300704815	7e2c0ba3-ae91-41f1-9c2f-4f9cff0ff6ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report of the final Closing Disclosure reflects the incorrect payee name.  Additionally, the title services fees are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fees.  These title fees should be listed in section C of the CD.  Provide re-disclosed CD and letter of explanation.
A Post Close CD provided in the loan file reflects the title fees in section C and letter to the borrower was also provided. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300707192	98f30c8f-14fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	Lender guidelines states 4506-T must be completed at closing. The loan file is missing the signed 4506-T for the borrower and the borrower’s S-Corp business at closing.	01/26/2018: 4506T
01/29/2018:  Received 4506-T executed at closing for personal tax returns.  Condition cleared.01/26/2018: Audit reviewed executed 4506-T for 1120S at closing, and has determined that document is deemed acceptable. HOWEVER, missing 4506-T for borrower's 1040 Returns that was to be signed at closing. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Years in Field Borrower has 18 years in Field

300707192	e3a2c5ab-7784-492d-ba7e-59636f373e09	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a Texas Guarantee Fee and with no resulting CoC for any subsequent disclosures. The final CD dated reflects a Texas Guarantee Fee of $X.XX resulting in a ($X.XX) refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
***Final CD reflects lender credit of $X for increase in closing costs. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Years in Field Borrower has 18 years in Field

300707192	4a75bc74-14fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowner’s Insurance Premium in Section F of the final CD is missing the payee.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Years in Field Borrower has 18 years in Field

300707195	793561f3-92e6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX at XXX% replacement cost.  The loan amount is $XXXXXX.XX which leaves a shortage of hazard insurance coverage for $XXXXXX.XX.  A cost estimator from the insurer was not provided.

01/15/2018:  Received cost estimator dated post consummation.  Hazard Coverage is sufficient.  Condition cleared.  Loan will be rated a B for all agencies.01/12/2018:  Audit reviewed Cost Estimator, and has determined that the Lender provided a Cost Estimator with last calculated date of XX/XX/XXXX, loan closed in XXXX.  The Cost estimator is > 1 year prior to closing, and per our Securitization Department – a cost estimator within the closing time frame is required. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.52%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.69%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794

300707195	184adf48-3ee7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	01/05/2018: Please see affiliated bus arrangement. Please clear the condition.	01/05/2018: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.52%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.69%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794

300707968	fef44a69-38fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Credit score is XXX < XXX required per guidelines.
01/19/2018: Updated matrix and Jumbo guidelines show that the borrower can have a FICO score of 700 with the max LTV of XX% and DTI below XX%. The 1003 was signed the day after these new guidelines were in effect. Please rescind this condition. Thank you!
01/22/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.01/19/2018: Exception is pending review from client.
 Years in Primary Residence 17 years in primary residence.; Years Self Employed 8 years self employed.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualify with 7.60% reserves.

300707968	6b393123-38fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation	Missing evidence borrower has access to all bank account provided in the file.	01/19/2018: Borrower is an owner of all bank accounts provided in the file. Please rescind this condition. Thank you!	01/19/2018: Audit concurs with the lender rebuttal, and has determined that the borrower has access to all bank accounts. Condition rescinded.
 Years in Primary Residence 17 years in primary residence.; Years Self Employed 8 years self employed.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualify with 7.60% reserves.

300707968	bb039f8b-586e-432e-9646-1b36ec2b3b45	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Final CD is missing payee in section B for the credit report.		1/15/2018: Post close CD reflects a payee in section B for the credit report.
 Years in Primary Residence 17 years in primary residence.; Years Self Employed 8 years self employed.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualify with 7.60% reserves.

300707968	1146a7e2-dafa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report missing from loan file.		01/16/2018: A CDA provided reflecting a value of $XXXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Years in Primary Residence 17 years in primary residence.; Years Self Employed 8 years self employed.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualify with 7.60% reserves.

300708475	9ed89ca6-9dff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XX,XXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.XX.
01/22/2018: Post Close CD reflects correct LE figure. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300709063	7aa81dcd-520b-41be-96a1-578561bc4428	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require form H-9.	01/10/2018: Please see attached
01/15/2018: Audit reviewed documentation: Notification of error, reopened rescission, evidence of shipment and corrected RTC was provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and will be rated a Fitch B.01/10/2018: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided . Loan will be rated a Fitch B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.

300709074	3553cc6b-74f5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines required an executed 4506-T at application and closing. Executed 4506-T at closing not provided.	01/18/2018: Initial 4506
01/18/2018: Audit reviewed initial 4506-T, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 01/16/2018:  Received 4506-T, dated prior to the application date, for Borrower.  Missing initial 4506-T for Co-borrower.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 30.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 32.19%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791

300709074	f25a7280-70f5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD Estimated Cash to Close of $XXX.XXX. Provide a corrected CD and LOE to the borrower.		01/09/2013: A Post close CD reflected the Estimated Cash to Close corrected. The loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 30.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 32.19%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791

300709074	beae5cfb-70f5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not in the loan file.		01/11/2018: A CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 30.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 32.19%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791

300709421	4e3860b9-96f4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Title
Missing copy of the prelim title for $XXX,XXX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
1/11/2018: The closing instructions in file state to issue a lender’s policy in the amount of the mortgage. Finding invalid
 Reserves are higher than guideline minimum UW requires a 12 months reserves, loan qualifies with 25 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 700, loan qualifies with 778 FICO; No Mortgage Lates UW Guidelines require 24 months 0x30 on the mortgage, loan qualifies with 33 months 0x30 reporting on the credit report.

300709421	b001a54a-9af4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrowers' businesses must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
1/11/2018: The VVOE from the CPA was sufficient. Finding invalid
 Reserves are higher than guideline minimum UW requires a 12 months reserves, loan qualifies with 25 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 700, loan qualifies with 778 FICO; No Mortgage Lates UW Guidelines require 24 months 0x30 on the mortgage, loan qualifies with 33 months 0x30 reporting on the credit report.

300709421	95856f9f-a5f4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for both self-employed businesses listed on final application.  Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
01/22/2018: P&L, Bal Sheet, and LOE
01/26/2018:  Audit reviewed YTD XXXX P&L Statement for both self-employed businesses listed on final application, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.01/22/2018: Audit review of XXXX YTD P&L Statement and Balance Sheet documentation submitted reflects POST-closing dates of XX/XX/XXXX and XX/XX/XXXX Loan fails QM. QM does not allow post-closing reconciliation. Condition remains.

 Reserves are higher than guideline minimum UW requires a 12 months reserves, loan qualifies with 25 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 700, loan qualifies with 778 FICO; No Mortgage Lates UW Guidelines require 24 months 0x30 on the mortgage, loan qualifies with 33 months 0x30 reporting on the credit report.

300709421	04f3996c-a5f4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for both self-employed businesses listed on final application.  Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
01/26/2018: P&Ls and balance sheet01/22/2018: P&L, Bal Sheet, and LOE
01/26/2018:  Audit reviewed YTD XXXX Balance Sheet for both self-employed businesses listed on final application, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.01/22/2018: Audit review of XXXX YTD P&L Statement and Balance Sheet documentation submitted reflects POST-closing dates of XX/XX/XXXX and XX/XX/XXXX. Loan fails QM. QM does not allow post-closing reconciliation. Condition remains.

 Reserves are higher than guideline minimum UW requires a 12 months reserves, loan qualifies with 25 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 700, loan qualifies with 778 FICO; No Mortgage Lates UW Guidelines require 24 months 0x30 on the mortgage, loan qualifies with 33 months 0x30 reporting on the credit report.

300709421	072c8a22-a5f4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing K-1	Missing most recent 2 year K-1's for both self-employed businesses listed on final application. If XX% or greater ownership, additional conditions will apply.		1/11/2018: The businesses are corporations, therefore K-1’s are not required. Finding invalid
 Reserves are higher than guideline minimum UW requires a 12 months reserves, loan qualifies with 25 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 700, loan qualifies with 778 FICO; No Mortgage Lates UW Guidelines require 24 months 0x30 on the mortgage, loan qualifies with 33 months 0x30 reporting on the credit report.

300709421	38f9c46b-12f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	Please provide evidence of Initial Application date. The 1003 in file is not dated. Need to evidence the initial disclosures were provided within 3 days.	01/12/2018: Initial 1003 is dated XX/X/XXXX	01/12/2018: Audit reviewed initial Application, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW requires a 12 months reserves, loan qualifies with 25 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 700, loan qualifies with 778 FICO; No Mortgage Lates UW Guidelines require 24 months 0x30 on the mortgage, loan qualifies with 33 months 0x30 reporting on the credit report.

300709421	a45e4bd5-63f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Courier, Title – Doc Prep Fee, Title – Loan Tie-In Fee, Title – Notary Fee and Title – Closing Fee) in section B of the final Closing Disclosure are missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW requires a 12 months reserves, loan qualifies with 25 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 700, loan qualifies with 778 FICO; No Mortgage Lates UW Guidelines require 24 months 0x30 on the mortgage, loan qualifies with 33 months 0x30 reporting on the credit report.

300709421	0165f71d-ee3d-47d3-ab78-2a020b2f4105	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date	Funding occurred on same day as RTC expiration date.	01/12/2018: PCCD and Final SS
01/12/2018: Audit reviewed Funding CD, as well as Final Closing Statement, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated Fitch 'B'.

 Reserves are higher than guideline minimum UW requires a 12 months reserves, loan qualifies with 25 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 700, loan qualifies with 778 FICO; No Mortgage Lates UW Guidelines require 24 months 0x30 on the mortgage, loan qualifies with 33 months 0x30 reporting on the credit report.

300709421	6e9ddafd-63f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. The Property Taxes listed in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
01/08/2018: Non-material. Loan will be graded a B.
 Reserves are higher than guideline minimum UW requires a 12 months reserves, loan qualifies with 25 months reserves. ; FICO is higher than guideline minimum UW Guidelines require a FICO of 700, loan qualifies with 778 FICO; No Mortgage Lates UW Guidelines require 24 months 0x30 on the mortgage, loan qualifies with 33 months 0x30 reporting on the credit report.

300709422	9ecc9d97-33eb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Property tax in section F of the final Closing Disclosure is missing the government entity assessing the tax. Title Endorsement fee in Section B on final closing disclosure is missing the fee amount. Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300709477	dffb0af9-287a-47cf-9723-1941a3828e92	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/22/2018: Non-material. Loan will be graded a B.
300709640	e39f8e57-e4e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The homeowner's insurance premium and Property Taxes in section F of the final Closing Document are missing the name of the service provider and government entity. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 10 years on job

300709640	7b95fac2-e3e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Tax Transcripts not provided.		12/21/2017: Received XXXX IRS transcripts. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 10 years on job

300709640	dec3c047-9de5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final Refinance Statement in file indicates a cash due to borrower of $XXX.XX vs. the final CD which reflects a cash due to borrower of $XXX.XX with a discrepancy of $XX.XX. Funding CD was not provided in file.
12/27/2017: Received explanation letter, final settlement statement and post consummation closing disclosure. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 10 years on job

300709640	127e566b-e2e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for LE dated XX/XX/XXXX as the Loan Amount has increased from $XXX,XXX to $XXX,XXX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
12/27/2017: Received LE and change of circumstance for increase in loan amount dated XX/XX/XX. Also received LE and change in circumstance for rate lock extension dated XX/X/XX. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 10 years on job

300709640	5340d78a-9de5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Documentation	The Payoff and Payments section of the final CD was not provided.		12/27/2017: Received explanation letter, final settlement statement and post consummation closing disclosure. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 10 years on job

300709644	c9b4edd2-a9f0-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
The lender guidelines require borrowers who are employed by a family member are to be considered self employed.  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

01/10/2018: It appears the family owns one company and then that company owns several gas stations. We have the personal tax returns that show there is no ownership, along with the VVOE that shows no ownership. Since this borrower did not show anything on his personal, it was deemed sufficient to proceed. Also, if it was a true C Corp, the borrower would not be personally liable for any sort of loss to the business. - Please Rescind.

01/10/2018: Audit re-analyzed the loan file, and has determined that per Appendix Q, in addition to normal employment verification, a consumer employed by a family owned business is required to provide evidence that he/she is not an owner of the business, which may include: a.  Copies of signed personal tax returns, -OR- b.  A signed copy of the corporate tax return showing ownership percentage. Person tax returns as well as K1's provided confirm that the borrower has minimal interest (less than 1%) in the company. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47 months reserves; Years in Field Borrower has 15 years in Field

300709644	dc735c8d-aaf0-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
The lender guidelines require borrowers who are employed by a family member are to be considered self employed. The file is missing Balance Sheet for family business's.  Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

01/10/2018: It appears the family owns one company and then that company owns several gas stations. We have the personal tax returns that show there is no ownership, along with the VVOE that shows no ownership. Since this borrower did not show anything on his personal, it was deemed sufficient to proceed. Also, if it was a true C Corp, the borrower would not be personally liable for any sort of loss to the business. - Please Rescind.

01/10/2018: Audit re-analyzed the loan file, and has determined that per Appendix Q, in addition to normal employment verification, a consumer employed by a family owned business is required to provide evidence that he/she is not an owner of the business, which may include: a.  Copies of signed personal tax returns, -OR- b.  A signed copy of the corporate tax return showing ownership percentage. Person tax returns as well as K1's provided confirm that the borrower has minimal interest (less than 1%) in the company. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47 months reserves; Years in Field Borrower has 15 years in Field

300709644	18f25256-aaf0-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
The lender guidelines require borrowers who are employed by a family member are to be considered self employed. The file is missing YTD P&L for family business's.  Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

01/10/2018: It appears the family owns one company and then that company owns several gas stations. We have the personal tax returns that show there is no ownership, along with the VVOE that shows no ownership. Since this borrower did not show anything on his personal, it was deemed sufficient to proceed. Also, if it was a true C Corp, the borrower would not be personally liable for any sort of loss to the business. - Please Rescind.

01/10/2018: Audit re-analyzed the loan file, and has determined that per Appendix Q, in addition to normal employment verification, a consumer employed by a family owned business is required to provide evidence that he/she is not an owner of the business, which may include: a.  Copies of signed personal tax returns, -OR- b.  A signed copy of the corporate tax return showing ownership percentage. Person tax returns as well as K1's provided confirm that the borrower has minimal interest (less than 1%) in the company. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47 months reserves; Years in Field Borrower has 15 years in Field

300709800	e5251af9-aff7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300709827	0b13f7f5-a0ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Reserves	X.X mos < XX mos required, per lender. Assets verified of $XX,XXX.XX, minus XX mo's PITI = $XX,XXX.XX for reserves which is not sufficient for the subject.		01/24/2018: Audit acknowledges the client approved guideline exception for Reserves outside of guidelines. Loan will be rated a B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months payment history with no late payments reported; LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 67.82%; Years on Job Borrower has 13 yrs on job.

300709829	28a1c021-a442-4241-8b09-f43100e53755	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		12/29/2017 - Finding is deemed non-material and graded B for all agencies.
300709829	525096bb-3295-4826-b9b5-b1a3141ffcf2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not disclose a Flood Cert fee despite a flood cert being obtained. The Flood Cert fee is required to be disclosed or an attestation provided that no flood cert was allocated to the transaction. Additionally, the CD does not disclose the actual payee for the Appraisal Desk Review.
12/29/2017 - Finding is deemed non-material and graded B for all agencies.
300709829	472b0b44-93ec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure does not disclose the payees for prepaid Homeowner's Insurance Premium and Property Taxes in Section F.		12/29/2017 - Finding is deemed non-material and graded B for all agencies.
300709866	26467153-c3fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XXX to meet XX% threshold.  Cure provided per lender credit on final CD
Final/post consummation CD reflects sufficient tolerance cure. Loan will be rated a B for all agencies.
300709888	58597ff6-7be6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B despite evidence of a Credit Report in the file.  The Credit Report Fee should be disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per XXXX guidance, loan will be graded a B for all agencies
300709909	9684d080-917c-43f6-9b02-4db152dbecd0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		12/29/2017: This finding is deemed non-material and is rated an a B.
300709909	4368caa2-4841-4c4e-adb2-8f8d0ddf2511	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for monthly total of hazard insurance & HOA. vs. the actual amount of $XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
01/02/2018: This finding is deemed non-material and is rated an a B.
300709917	6cf1c935-29fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)
A final application executed by the borrowers reflecting the previous employment history for the co-borrower was not provided. The co-borrower's previous employment history was only reflected on the initial loan application.

01/22/2018: Requesting Rescission. Loan is following returning to workforce guidelines. In this case the exact dates the borrower was at their previous job should not affect the file. We have documented that the borrower was employed for 2 years before the gap and we do have a LOX and 6 months at the current job.
01/22/2018: Audit concurs with the Lender Rebuttal, condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.10%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves

300709917	5fb03a2e-29fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
A verbal verification of employment from co-borrower's previous employer(s) was not provided in the loan file.  A two year employment history prior to the co-borrower's employment gap must be verified and a VVOE is required for past employers to confirm the exact end dates and to verify at least 24 months of stable income.

01/22/2018: Requesting Rescission. Loan is following returning to workforce guidelines. In this case the exact dates the borrower was at their previous job should not affect the file. We have documented that the borrower was employed for 2 years before the gap and we do have a LOX and 6 months at the current job.

01/22/2018: Audit reviewed the Lender Rebuttal, as well as documentation within the loan file, and has determined that per Appendix Q a Consumers Returning to Work After an Extended Absence must provide the following and income may be considered effective and stable when recently returning to work after an extended absence if he/she: a.  Is employed in the current job for six months or longer; and b.  Can document a two-year work history prior to an absence from employment using: i.  Traditional employment verifications; and/OR ii.  Copies of IRS Form W-2s or pay stubs. The loan file contains a VOE from current employment for 9 months and 3 years W2's from previous employment. The Letter of Explanation states an acceptable employment situation due to several years off from employment to raise children. Appendix Q requirements have been met. Condition rescinded.    Note:

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.10%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves

300709917	132d5bc8-28fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/18/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.10%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.50 months reserves

300709922	f7189d66-c139-4fb7-b7b3-09720b0b9ba5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees”, "Processing Fees" and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
01/15/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 9 years on job; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790

300709922	84108c27-07fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
01/18/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 Years on Job Borrower has 9 years on job; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790

300709922	dd9d0e3a-06fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.		01/15/2018: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
 Years on Job Borrower has 9 years on job; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790

300709922	902dc327-9abf-4435-87f1-bf6a2870fc20	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Tax/Stamps in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		01/18/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 Years on Job Borrower has 9 years on job; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790

300709922	146a007a-1dfa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Collateral Desktop Analysis Fee in section B of the final Closing Disclosure is paid to the lender and not the actual service provider.  If the was paid by lender then it should be in section A.  Provided corrected CD and LOE to the borrower.
01/15/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 9 years on job; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790

300709922	aae8a4c2-07fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Years on Job Borrower has 9 years on job; DTI is lower than guideline maximum UW guides maximum DTI 43.00%, loan qualified with DTI of 28.65%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790

300709941	7ccafe49-60f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Credit score of XXX < XXX the minimum credit score required per lender guidelines.	Min FICO change to 720 per our guidelines and matrix on XX/XX which is before the application date and closing date of XX/XX and XX/XX respectively. Thank you.	01/16/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.01/12/2018: Pending Client review and approval of XX/XX/XXXX matrix
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.04%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 58 total months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111. months reserves

300709941	4bb124ae-b6f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Transaction requires closure of an open HELOC. Provide evidence of closure for 2nd lien via Executed Authorization letter or Subordination Agreement. File contains an unsigned (332) Lender Authorization letter to Payoff & close HELOC.
															Attached is the "Close Credit Line/Equity Line Authorization" letter signed by the borrower. Thank you.	01/12/2018: Received executed closure letter. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.04%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 58 total months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111. months reserves

300709941	32fe6227-60f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XXX and on the final CD as $XXX, exceeding the allowable XX% tolerance. A tolerance cure of $XX is required. No evidence of tolerance cure provided. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

1/11/2018:  Audit reviewed lender’s rebuttal and original loan file.  Final LE Section C fees $XXXX + recording fee $XXX = $XXXX x XXX% = $XXXX.XX.  Post consummation CD Section C fees moved to B $XXXX + recording fees $XXXX = $XXXX.  No violation, condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.04%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 58 total months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111. months reserves

300709941	c2d2b4b1-5ff2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE dated XX/XX/XXXX as the loan amount was increased from $XXX,XXX to $XXX,XXX.File is missing evidence of a valid change of circumstance. No Cure.		01/12/2018: Audit reviewed Lender's rebuttal and original loan file. Change in circumstance located on page 241. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.04%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 58 total months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111. months reserves

300709942	73c4391f-c9f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Recording Fee for the Mortgage was not disclosed in Section E on the Closing Disclosure. Recording fees belong in section E. Taxes and Other Government Fees.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300709942	9488721b-c8f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/16/2018: A CDA provided reflecting a value of X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300709948	a3bab2ea-2a0e-40da-ab3a-13341b842986	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and should only be paid to the service provider of FBO by the lender.  Provide corrected CD and LOE to the borrower.
01/12/2018: The Credit Report fee was corrected and LOE to the borrower. The loan will be graded a B for all agencies.
300709948	3de2394b-f12c-409a-b962-2e5860dc3e04	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
01/23/2018: We disagree - the discounts points are considered bona fide and thus can be excluded from QM - See attached job aid.
01/23/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300710079	2759324e-92fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was provided yet effective date was disbursement date and not Note date.		01/18/2018: Finding deemed non-material and will be graded a B for all agencies.
 FICO is higher than guideline minimum 748 FICO > 740 miinimum required by guidelines; Reserves are higher than guideline minimum 17.80 months reserves > 0 required by guidelines; Years in Field Borrower in field 17 years

300710082	2de32f23-cafa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
The Final CD reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300710082	6d7ed2cc-17fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300710084	3cda65e7-3ff2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300710084	c2682e92-40f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Consummation CD reflects a charge of $XXX for a variance/refund required of $XXX.XX to meet XX% threshold. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
01/12/2018: PCCD and Final SS, within tolerance
01/12/2018: Audit reviewed Post Funding CD, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. No tolerance issue. Loan will be rated Fitch 'B'.

300710084	1929c116-40f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The homeowners insurance premium and the Property taxes in section F of the consummation CD is missing the Payee entity name. As well as The Natural hazard disclosure in section H is missing the payee entity name.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300710085	e6cd4433-75f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HELOC agreement	Missing verification the HELOC Agreement will be closed and frozen upon payoff. Missing payment history for the HELOC agreement.
The XXXXXX in question were not paid off and are already factored into the DTI via the Rental Income Calculation. The Broker provided the payoff statements only to show which properties the XXXXX were tied to. See attached documentation.

01/09/2017:  Audit recalculated rental income to include both XXXXX payments.  DTI XX.XX%.  Condition cleared.01/08/2017:  Page XXX of the original file reflects a XXXXX payoff  and page XXX reflects a XXXXX payoff.  The final CD reflects payoffs of $X,XXX,XXX, however, it is not itemized by lender. Addendum to closing instructions, page XXXX, reflects X mortgages to be paid but none are the X XXXXXX.  Since this transaction is a cash out refinance, a draw history is not required.  Please provide evidence the X XXXXXX were paid and closed.  If not paid & closed, the DTI will need to be recalculated to include the payments.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 49.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300710085	4fead904-75f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Trust Documentation	Missing copy of the Trust, a copy of the trust certification was provided in the file but not an actual copy of the Trust Agreement.
It does not appear Trust assets or income were used to qualify the borrower, therefore there is no requirement in our guidelines for the full Trust Agreement if a Trust Cert (certification of trust) contains sufficient information to deem the Trust acceptable for vesting purposes. Please waive this condition.
01/08/2017: Audit reviewed Lender's rebuttal and agrees. The trust certificate provided meets the guidelines. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 49.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300710085	9cdb72c5-75f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Section F on the CD does not list any payee names under the prepaid section. The payoffs in Section K under Summaries of Transactions is not legible.		01/04/2018: The finding is considered a non-material finding. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 49.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300710085	1d6a8698-74f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing balance sheet for the third business notated in the 1008 Approval comments.	01/16/2018: P&L and Bal Sheet for XXXXXAs per the XXXX and XXXX K-1's for XXXXXXX, the borrower owns less than XX% of the company, thus P&L and Bal Sheet are not required. Please waive this condition.
01/16/2018: Audit reviewed XXXX YTD Balance Sheet, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.01/08/2018:  Lender's rebuttal does not address the business in question.  The borrower owns XX% of this business.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 49.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300710085	7b877dc9-74f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing Profit & Loss for the third business listed in the 1008 comments.
01/16/2018: P&L and Bal Sheet for XXXXXX As per the XXXX and XXXX K-1's for Newt Housing LLC, the borrower owns less than XX% of the company, thus P&L and Bal Sheet are not required. Please waive this condition.

01/16/2018: Audit reviewed XXXX YTD Profit and Loss, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.01/08/2018:  Lender's rebuttal does not address the business in question.  The borrower owns XX% of this business.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 49.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300710085	d897e881-88f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan originator organization name and/or NMLS reference number missing on the mortgage.	The Lender NMLS reference number is missing on the Mortgage.
XXXXXXXX XXXXXXX XXX is a Third Party Originator. As such, while we are the Lender on the Note and DOT for our Wholesale files, the Mortgage Broker's (our client's) organization name and LO name and NMLS license are what is reflected on Note and DOT under the Loan Originator and Loan Originator Organization name sections. Please waive this condition.
01/08/2018: Upon further review of Lender’s rebuttal, if there is a name and NMLS number for the organization and individual, it is sufficient. Condition cleared.01/08/2018: Pending further review
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 49.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300710085	6eba9d5f-88f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan originator organization name and/or NMLS reference number missing on the note.	The Lender NMLS number is missing on the Note.
XXXXXXXX XXXXXXX XXX is a Third Party Originator. As such, while we are the Lender on the Note and DOT for our Wholesale files, the Mortgage Broker's (our client's) organization name and LO name and NMLS license are what is reflected on Note and DOT under the Loan Originator and Loan Originator Organization name sections. Please waive this condition.
01/08/2018: Upon further review of Lender’s rebuttal, if there is a name and NMLS number for the organization and individual, it is sufficient. Condition cleared.01/08/2018: Pending further review
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 49.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300710085	113773df-76f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording Fee in Section E does not have a payee and does not match the overall figure charged to the Borrowers.		01/04/2018: The finding is considered a non-material finding. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 49.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300710085	36eb063b-8bf1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance. LE reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of ($XXX.XX) to meet XX% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

01/12/2018:  Received settlement statement, explanation letter and post consummation closing disclosure.  No tolerance cure required.  Condition cleared.  Loan will be rated a B.  01/08/2018:  Audit recalculated fees.  LE dated XX/XX/XXXX reflects a fee total of ($X,XXX) ($X,XXX at XX%) with no resulting CoC for any subsequent disclosures. Final CD dated reflects a fee total of $X,XXX for a variance/refund required of $XX to meet XX% threshold.  Correct tolerance cure required is $XX.XX

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 49.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300710093	aa416635-daf7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XX,XXX.XX. A cost estimator from the insurer was not provided.
01/18/2018: Replacement Cost Estimator
01/18/2018: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62 months reserves

300710093	c139fb5e-b9f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	01/18/2018: Contract of Sale.	01/18/2018: Audit reviewed executed Sales Contract, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62 months reserves

300710093	380d7b26-2efa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	Per Lender guidelines a signed 4506-T Form will be required at application and at closing. The file contains only the signed 4506-T at closing.	01/18/2018: 4506T	01/18/2018: Audit reviewed e-signed initial 4506-T, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62 months reserves

300710093	ea91f322-daf7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.		01/18/2018: received XXXX/XXXX signed and dated tax returns. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62 months reserves

300710093	e1629df7-daf7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized.  Section A Fees: XXXX.XX(f)(1): Under the subheading “Origination Charges”, and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in Section XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62 months reserves

300710093	17eedbe6-daf7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The “Title – Title Services” paid to the vendor reflected in Section C of the final Closing Disclosure should be itemized.  Section C Fees: XXXX.XX(f)(3): An itemization of each amount paid for charges described in Section XXXX.XX(f)(3), the amount of compensation paid by the creditor to a third-party vendor along with the name of the vendor ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62 months reserves

300710093	68e13e15-daf7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		01/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62 months reserves

300710697	9959e3c7-d62f-4dcd-bd6d-5848782908f0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The final CD dated reflects Title - Document Prep fee and the LE dated XX/XX/XX reflects Doc Prep fees.  (No tolerance violation) The naming convention is not consistent.  Provide corrected CD and letter of explanation to the Borrower.
1/11/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300710732	56a22523-0708-491b-986d-0e4245a81756	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date. The Disclosure is dated XX/XX/XX and the Application date is XX/XX/XX.	01/11/2018: Hi, XXX was closed on XX/XX and XX/XX in observance of XXXXXXXXXXX. This would make the XXth the third day. Please see attached intent to proceed signed by borrower. Thank you,
01/11/2018: Audit reviewed Lender Rebuttal statement that business was closed for 2 days in observance of the holiday, and has determined that said lender rebuttal is deemed acceptable. Condition cleared.

300710732	045598b6-675d-4b36-ba55-057d9ebfa53a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet not provided within 3 business days of application date. The Special Information Booklet was provided on XX/XX/XX, the application date was XX/XX/XX.	01/11/2018: Hi, XXX was closed on XX/XX and XX/XX in observance of XXXXXXXXXXX. This would make the XXth the third day. Please see attached intent to proceed signed by borrower. Thank you,
01/11/2018: Audit reviewed Lender Rebuttal statement that business was closed for 2 days in observance of the holiday, and has determined that said lender rebuttal is deemed acceptable. Condition cleared.

300710732	85c25c4b-22d4-44be-aa62-1fd17205cc98	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XX and the Application date is XX/XX/XX.	01/11/2018: Hi, XXX was closed on XX/XX and XX/XX in observance of XXXXXXXXXXX. This would make the XXth the third day. Please see attached intent to proceed signed by borrower. Thank you,
01/11/2018: Audit reviewed Lender Rebuttal statement that business was closed for 2 days in observance of the holiday, and has determined that said lender rebuttal is deemed acceptable. Condition cleared.

300710732	4dfa7d99-7edc-4623-bf07-e008b01890d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XX and the Application is dated XX/XX/XX.	01/11/2018: Hi, XXX was closed on XX/XX and XX/XX in observance of XXXXXXXXXXX. This would make the XXth the third day. Please see attached intent to proceed signed by borrower. Thank you,
01/11/2018: Audit reviewed Lender Rebuttal statement that business was closed for 2 days in observance of the holiday, and has determined that said lender rebuttal is deemed acceptable. Condition cleared.

300710732	554e4086-cb99-4103-a6e7-3ffca31db0dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX.	01/11/2018: Hi, XXX was closed on XX/XX and XX/XX in observance of XXXXXXXXXXX. This would make the XXth the third day. Please see attached intent to proceed signed by borrower. Thank you,
01/11/2018: Audit reviewed Lender Rebuttal statement that business was closed for 2 days in observance of the holiday, and has determined that said lender rebuttal is deemed acceptable. Condition cleared.

300710732	36486123-97f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and a Flood Cert Fee were not reflected in section B of the final Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300710732	b00528a2-3255-48e8-9482-d578e87d1339	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXXXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXXXX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Final CD reflects sufficient lender credit of $XX to cure tolerance violation. Loan will be graded a B for all agencies.
300710732	57b2afa4-b3f4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The subject loan was funded in a dry funding state.  Final Settlement Statement in file dated XX/XX/XXXX indicates a cash to close of $XXXXXX.XX vs the final CD, dated XX/XX/XXXX which reflects a cash to close of $XXXXXX.XX for a discrepancy of $XXXX.XX.
01/11/2018: Hi, please see attached pcd, loe to borrower and certification of delivery as well as final settlement statement. Thank you,
01/11/2018: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement and Post Closing CD reflect the same cash to close. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300710733	9cf7faa8-b6e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.		12/28/2017: Received acceptable flood certificate. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

300710733	08b75736-d6eb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
Added 12/28/2017:  The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XX,XXX. A cost estimator from the insurer was not provided.
01/10/2018: cost estimatorXX/XX/XXXX: HAZ INS
01/12/2018:  Received updated cost estimator.  Hazard coverage is sufficient.  Condition cleared.01/10/2018: Exception is pending review from client.01/09/2018: Audit reviewed the cost estimator, and has determined that the estimated replacement cost is $XXX,XXX.XX with a Hazard Insurance Dwelling coverage of $XXX,XXX.XX. The coverage is short by $X,XXX.XX. Provide evidence of coverage for the full replacement cost amount. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

300710733	ed3f9309-c1e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.		12/28/2017: Received evidence of hazard insurance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

300710733	169245eb-c0e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for XX months. Payment history not provided on credit report. VOR required to verify.		12/28/2017: Received 26 months' canceled rent checks. Housing history is satisfactory. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

300710733	b6bae119-2d31-44d6-ba8e-f1fa230d709d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX.  The borrower viewed the LE on XX/XX/XXXX per the tracking disclosure in the loan file and was not in receipt of re-disclosed 4 specific business days prior to consummation.

01/05/2018:  Audit reviewed Lender's rebuttal and original loan file.  Timing requirement met.  Condition cleared.12/28/2017: Received closing disclosure signed and dated XX/X/XXXX.  This disclosure was provided in the original loan file.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

300710733	cf4315a1-c1e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees”, “Processing Fees” and “Underwriting Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized.  Section A Fees: XXXX.XX(f)(1): Under the subheading “Origination Charges”, and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in Section XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

300710733	ffb003f4-51e6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee, Collateral Desktop Analysis fee and Vendor Management fee were paid to the incorrect vendor and not the actual vendor which provided the service.  Provided corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

300710733	252759ea-81e0-4423-8a2d-b0e82b7bed10	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The “Title Services” paid to the vendor reflected in Section C of the final Closing Disclosure should be itemized.  Section C Fees: XXXX.XX(f)(3): Under the subheading “Services Borrower Did Shop For”, and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in Section XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

300710733	1d16081c-3453-4a41-9f09-628174a9608e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Waiver by borrower of Revised LE timing requirement not provided or properly documented	No waiver in file signed by the borrower waiving the revised Loan Estimate timing requirement.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

300710733	d5825c0a-56e6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

300710733	463744bd-c1e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/22/2017: CDA report provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.19%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.1 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

300710736	95e5cf61-d450-4997-8158-351c389e5fff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX.	01/11/2018: Initial CD with Receipt Log
01/11/2018: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300710736	8c2d2fd8-f971-42d0-9b0c-2a04b3a07c7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of (X.XXX%) over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300710736	25426eeb-1f26-4333-a7fb-6b442a27bcaf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The NMLS of the Mortgage Broker is missing. Provide re-disclosed CD and letter of explanation.	01/11/2018: PCCD and Letter
01/11/2018: Audit review of revised CD includes the NMLS of the Mortgage Broker , and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300710736	a48c7d91-57f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Missing Final CD: CD in file states a X/X/XXXX Disbursement date (Federal Holiday) but reflects a credit for Prepaid interest with a X/X/XXXX disbursement date. The Funding worksheet shows a X/X/XXXX Funding Date.
															01/11/2018: PCCD and Letter	01/11/2018: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.
300710817	6c3f634d-7a27-401d-95bd-5ffa0fcbdc2b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal report fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure. Cure provided per lender credit on the funding CD.
01/15/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
300710817	f846dc9e-e8f9-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
LE dated XX/XX/XXXX reflects recording fees of $XX ($XX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XX.XX to meet XX% threshold. Cure provided per lender credit on the funding CD
01/15/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
300710817	a58e3aa4-e9f9-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file;		01/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300710818	e5f35a16-11f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	01/17/2018: Flood Cert is attached. Thank you!	01/17/2018: Audit reviewed the Flood Certificate, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Years on Job Borrower has 16 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.86%

300710818	26b5f79c-a8f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided.	01/17/2018: The appraisal and SSRs are attached. Thank you!	01/17/2018: Audit reviewed the Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Years on Job Borrower has 16 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.86%

300710818	a89367be-a8f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification for both borrowers was not provided.	01/19/2018: VVOEs uploaded 01/17/2018: Requesting a rescission for this condition. both borrower's have a VVOE in the file dated within 10 days prior to closing.
01/19/2018: Audit reviewed VVOE's for both borrowers, and has determined that said documents were dated PRIOR to consummation and within 10 days prior to closing. Condition cleared. 01/17/2018: Audit re-analyzed all 676 pages of the loan file, and has determined that no VVOE's were located within said file. Condition remains.

 Years on Job Borrower has 16 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.86%

300710818	2beb07e3-a8f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Borrowers' income be documented with paystubs dates no more than 90 days from Note date.  The loan file contains no income documentation.  Copies of the Borrowers' paystubs are required to fulfill guidelines and QM requirements.
01/19/2018: Paystubs uploaded01/17/2018: Requesting rescission of this condition. paystubs for both borrowers in file are dated within 90 days of closing.
01/19/2018: Audit reviewed Paystubs for both borrowers, and has determined that said documents were dated PRIOR to consummation and within 90 days from Note date. Condition cleared.01/17/2018: Audit re-analyzed all 676 pages of the loan file, and has determined that no paystubs were located within said file. Condition remains.

 Years on Job Borrower has 16 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.86%

300710818	a66da8c0-a9f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require X months' bank statements, Xmonths' investor portfolio statements, X months' XXXX or other retirement account statements, terms and conditions of withdrawal from XXXX if Borrower < XX XXX years old and  verification of the down payment for a purchase.  The loan file is missing all assets listed on final 1003.
01/17/2018: All assets listed on final 1003 are attached. Thank you!
01/17/2018: Audit reviewed all Assets and Reserves required, and has determined that the documentation submitted is deemed acceptable. Verified Assets $XXX,XXX.XX minus $XX,XXX(EMD) minus $XXX,XXX.XX(cash to close) minus $XX,XXX.XX (sub PITIx6) minus $XX,XXX.XX(X2 REOs $X,XXX.XXxX) equals $XXX,XXX.XX remaining reserves. Condition cleared.

 Years on Job Borrower has 16 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.86%

300710818	98cbd21c-a4f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Purchase Contract	A copy of the purchase contract was not provided.	01/17/2018: Purchase contract is attached. Thank you!	01/17/2018: Audit reviewed the complete, executed copy of the Purchase Contract, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Years on Job Borrower has 16 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.86%

300710818	3a1a2b31-aaf7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Lease agreement
Missing current lease/rental agreement for rental property A located on XXXX Schedule X part I. Per appendix Q , both IRS Form XXXX Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
01/19/2018: Current lease agreement uploaded01/17/2018: Requesting a rescission for this condition. The current lease is in the file. The provide lease ended in 2016 and reverted to month-to-month.
01/19/2018: Audit reviewed the executed Lease Agreement that expired in 08/2016, as well as letter to tenants for rent increase in 09/2016, and has determined that the month to month was verified to be current via bank statements. Loan meets QM requirements for verification of no gaps > 3 months. Condition cleared.     01/17/2018: Audit re-analyzed all 676 pages of the loan file, and has determined that no original Lease was located within said file. Condition remains.

 Years on Job Borrower has 16 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.86%

300710818	34d47661-aaf7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed XXXX business returns not provided.
01/19/2018: 2015 business returns uploaded01/17/2018: Requesting rescission for this condition. XXXX business tax returns in file are signed and dated.
01/19/2018: Audit reviewed the executed XXXX XXXX Business Returns, and has determined that said document was dated PRIOR to consummation and is deemed acceptable. Condition cleared. 01/17/2018: Audit reviewed the Lender Rebuttal, as well as re-analyzed loan file, and has determined that the XXXX XXXX Business Returns were not provided. Condition remains.

 Years on Job Borrower has 16 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.86%

300710818	a583bd59-a8f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided for prior two years.	01/19/2018: W2s attached.01/17/2018: Requesting rescission for this condition. 2 years of w2s have been provided for both borrowers.
01/19/2018: Audit reviewed 2 years W-2's for both borrowers, and has determined that said documents are deemed acceptable. Condition cleared. 01/17/2018: Audit re-analyzed all 676 pages of the loan file, and has determined that no W2s were located within said file. Condition remains.

 Years on Job Borrower has 16 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.86%

300710818	a2c5714b-6cca-474f-97ac-2f9aa1ca2264	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		01/12/2018: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
 Years on Job Borrower has 16 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65.86%

300710823	ec30699a-71f5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Client Overlay Exception, Client to review: XXX < XXX minimum credit score required per client .	1/11 JD - Per matrix and Jumbo guidelines, the min FICO is 700 with a Rate and Term as long as the LTV doesn't exceed XX%, DTI doesn't exceed XX%. Please rescind this condition. Thank you.	01/16/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.01/15/2018: Pending Client exception review
 Reserves are higher than guideline minimum 40.40 reserves > 6 months required; Disposable Income is higher than guideline minimum $XX,XXX.XX disposable income > $0 required; Years in Field Borrower same field 31 years

300710828	36fda695-b2b3-461a-ab75-4b480330b35a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee and Appraisal fee in section B of the final Closing Disclosure are as (Reimbursement) and should be paid to the service provider or FBO by the broker.  Provided corrected CD and LOE to the Borrower.
01/18/217: The Appraisal fee was corrected on a Post close CD and Credit report was not. Non-material per SFIG guidance, loan will be graded a B for all agencies
300710828	23ba75e7-f669-43c3-8033-b6ac923b8ca3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-premium for Lender's Coverage and Title - Settlement or Closing Fee were placed in section B of the final Closing Disclosure. The fees should be in section C of the CD without an updated WLSP or reason to move the fees.  Provide corrected CD and LOE to the Borrower.
01/18/2018: A Post Close CD moved title fees from section B to section C and LOE to the borrower. The loan will be graded a B for all agencies.
300710830	da04c301-0489-457c-8532-2243ac15313e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final Closing Disclosure is missing the Credit Report Fee and Flood Zone Determination Fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.		01/04/2018: This condition is considered non-material. Loan will be graded a B for all agencies.
300710830	b7e59974-40b1-4746-9759-819ac9f2c7d6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX resulting in a $XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
01/11/2018: hi, please see attached cd, loe to borrower, check for cure and tracking for all sent to borrower. thank you,
01/11/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300710830	1ab1ab39-54f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure is missing the name of the payee for the Home Warranty Fee located in Section H.		01/04/2018: This condition is considered non-material. Loan will be graded a B for all agencies.
300711143	665d49f4-29ec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	Credit score of XXX < XXX the minimum credit score required per lender guidelines.
01/10/2018: Please review and rescind this condition: Jumbo, Elite, 30-year fixed requires a minimum FICO of 720.Please review and rescind this condition: Jumbo, Elite, 30-year fixed requires a minimum FICO of 720.

01/16/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.01/10/2018: Audit reviewed the Lender Rebuttal, and has determined that Guidelines utilized are based on the Application date NOT the Closing date. Therefore, audit will submit an Exception Request to the Investor. Pending Investor review. Condition remains.01/08/2017:  Audit reviewed Lender's rebuttal and disagrees.  The XXXXX XXXXX Matrix, dated XX/XX/XXXX, requires a minimum FICO score of 740.  Condition remains.

 CLTV is lower than guideline maximum UW Guides require FICO of 740, loan qualified with FICO of 720.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22 months reserves.; Years in Field Borrower has been in field 8 years.

300711143	1c0eb181-e075-4c95-9ce9-864e07353766	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require for H-9.	01/18/2018: please see attached documents sent to borrower along with evidence of delivery
01/18/2018: Audit received the Notification of error, reopened rescission, evidence of shipment and RTC with corrected form H9. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and loan will be rated a Fitch B.

 CLTV is lower than guideline maximum UW Guides require FICO of 740, loan qualified with FICO of 720.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22 months reserves.; Years in Field Borrower has been in field 8 years.

300711161	daa5ad47-54ed-47c3-b008-171ef96a1968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects no credit report fee with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
01/22/2018: Final CD listed sufficient cure for Credit Report Fee. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.87%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804; Years on Job Borrower has 7 years on job

300711162	50c2e6e9-18fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 815; LTV is lower than guideline maximum : UW Guides maximum LTV of 70%, loan qualified with LTV of 35.12%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.20 months reserves

300711269	5f1743d6-f0fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	All pages of the Mortgage/Deed of Trust was not provided. Page 2 of the Mortgage/Deed of Trust is missing.	01/19/2018: please see page 2 of the security deed which was originally included in the credit upload under sec instrument rider. Please rescind the condition.	01/19/2018: Audit concurs with the Lender Rebuttal, and has determined that page 2 of the Mortgage is located on page 464 within the loan file. Condition rescinded.
 FICO is higher than guideline minimum UW guidelines require FICO 740, loan qualifies with FICO of 773; No Mortgage Lates UW guidelines require 24 0x30 late with the most recent 84 months, loan qualfies with 74 0x30 reporting on the credit report. ; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 20 months reserves.

300711269	af596dd7-d9fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing the legal description attached to the mortgage.	01/19/2018: Please see attached legal description which was included in the original credit upload. Please rescind the condition.	01/19/2018: Audit concurs with the Lender Rebuttal, and has determined that the legal description to the Mortgage is located on page 526 within the loan file. Condition rescinded.
 FICO is higher than guideline minimum UW guidelines require FICO 740, loan qualifies with FICO of 773; No Mortgage Lates UW guidelines require 24 0x30 late with the most recent 84 months, loan qualfies with 74 0x30 reporting on the credit report. ; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 20 months reserves.

300711269	d8af9f12-dbfa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title Fees and Credit Report in section B of the final Closing Disclosure were paid to the incorrect service provider. Provide corrected CD and letter of explanation to the Borrower.		01/16/2018: A Post Close CD corrected the service provider for all fees and LOE. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW guidelines require FICO 740, loan qualifies with FICO of 773; No Mortgage Lates UW guidelines require 24 0x30 late with the most recent 84 months, loan qualfies with 74 0x30 reporting on the credit report. ; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 20 months reserves.

300711269	0682f3fb-d9fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW guidelines require FICO 740, loan qualifies with FICO of 773; No Mortgage Lates UW guidelines require 24 0x30 late with the most recent 84 months, loan qualfies with 74 0x30 reporting on the credit report. ; Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 20 months reserves.

300711274	83adaa35-aff1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (XXX).	01/11/2018: hi, please see attached. thank you,
01/11/2018: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.

 CLTV is lower than guideline maximum UW Guides require CLTV of 80%, loan qualified with CLTV of 59.66%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 791.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.20%.

300711274	d395c88f-aef1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX with increased coverage of XXX% for a total coverage of $XXXXXX.  The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for  $XXXXXXX . A cost estimator from the insurer was not provided.

01/16/2018: hi, please see attached final cd showing disbursement date of XX/XX along with loe to borrower & certification of delivery method. thank you,01/11/2018: hi, please see attached replacement cost estimator. thank you,

01/16/2018: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.01/11/2018: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. HOWEVER, the Insurance Declaration page reflects an effective date of XX/XX/XXXX and the last CD provided reflects closing and disbursement date of XX/XX/XXXX. Provide evidence insurance was in effect at the time of closing. Condition remains.

 CLTV is lower than guideline maximum UW Guides require CLTV of 80%, loan qualified with CLTV of 59.66%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 791.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.20%.

300711274	249a0267-b1f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee and a Credit Report Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides require CLTV of 80%, loan qualified with CLTV of 59.66%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 791.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.20%.

300711274	7e765110-b0f1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The HOA Dues, HOA Transfer Fee, Home Warranty Fee (optional) and Natural Hazard Disclosure / Report Fee in section H of the final Closing Disclosure  is missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides require CLTV of 80%, loan qualified with CLTV of 59.66%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 791.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.20%.

300711280	5e59fb3a-219c-400e-82d0-1bf3700ab7d1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee and Credit Report in section B of the final Closing Disclosure is paid to the service provider as Reimburse and should be paid only to the service provider or FBO by the lender as Reimbursement.  Provide corrected CD and LOE to the borrower.
01/23/2018: A Post Close CD removed the words Reimburse and LOE to the borrower. The loan will be graded a B for all agencies.
300711304	7cb8dbce-7c26-4b61-adb1-e54ff791f672	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit report and flood certification fees were not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in file. The credit report and flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300711304	2b3d0ea4-25f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing funding CD.  Subject is located in a dry funding state.  Final settlement statement in file indicates $XXXX.XX cash to borrower versus the Final CD which reflects $XXXX.XX cash required to close. Provide explanation for the discrepancy and if applicable, copy of refund check, letter of explanation to the borrower and proof of delivery within 60 days of consummation.
01/16/2018: Received final settlement statement, explanation letter and funding CD. Compliance testing complete. Condition cleared. Loan will e rated a B.
300712724	0953dcce-d505-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The hazard insurance declaration effective date is after the Note date.
02/01/2018:  Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 27.50 months reserves

300712724	b32bc6fe-2905-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from XXXX if Borrower < XX X/X years old and verification of the down payment for a purchase.  The loan file is missing terms and conditions of withdrawal from XXXX of Borrower and asset XX listed on page 4 of the final application.
Hi, The accounts were not considered in qualification.
02/01/2018:  Audit reviewed Lender's rebuttal and original loan file.  Lender did not include 401K in asset calculation.  Audit removed and borrower has sufficient cash to close and reserves.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 27.50 months reserves

300712724	a32c1731-ecaf-4f4c-b0dc-73421da3244a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/30/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 27.50 months reserves

300715805	39d14191-70d0-49df-83af-756ffdd7c8cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final Closing Disclosure dated XX/XX/XXXX is missing the Credit Report Fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.		01/23/2018 - Post Closing CD dated XX/XX/XXXX issued with letter of explanation disclosing the Credit Report Fee. This exception is graded a B.
300715808	861a8bc0-8126-4795-8c00-e4b16fe24802	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure.		1/29/2018: Non- material will be graded a B.
300715808	5bdbb0bc-6af5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Lender Fees" paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading "Origination Charges", and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated Borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300715808	be02ee01-6cf5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee is included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300716396	2d02cf38-f0f6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	01/24/2018: Hi, please see attached. thank you,	01/24/2018: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.81%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.2 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693

300716396	babef76e-1270-4670-a433-1aa3130b28e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		1/11/2018: Finding considered a non-material finding. Loan will be graded a B for all agencies.”
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.81%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.2 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693

300716396	0497b47c-f0f6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	01/24/2018: Hi, please see attached. thank you,	01/24/2018: Audit reviewed evidence of Rate Lock, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.81%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.2 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693

300716396	30740a98-555e-45e2-93cf-17a01fe4a75a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76.81%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.2 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693

300716417	544bd5ae-c2fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
A hazard insurance declaration for the subject property was not provided with an effective date on or prior to the Note date: Hazard insurance effective date is prior to funding date.  Breach is non-material and will be graded a B for all agencies.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum 768 FICO > 740 minimum required; DTI is lower than guideline maximum 29.4% DTI > 43% max allowed per Guidelines; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 61.5 months reserves.

300716417	99fab01a-c2fa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Incorrect disclosure of Origination Charges - Section A : The “Processing Fees” and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: XXXX.XX(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum 768 FICO > 740 minimum required; DTI is lower than guideline maximum 29.4% DTI > 43% max allowed per Guidelines; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 61.5 months reserves.

300716417	df6af240-2cfa-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report was not included in the loan file.		01/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum 768 FICO > 740 minimum required; DTI is lower than guideline maximum 29.4% DTI > 43% max allowed per Guidelines; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 61.5 months reserves.

300716639	8ca6a188-34f8-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.  Missing 3rd party verification of employment for Businesses #1,3,4,6,8 and 13 on XXXX personal returns Statement 4 Schedule E Part II.
															Requesting a rescission for this condition. Only three businesses show positive income. All three (XXX XXXXXXXXXX, XXXXXXX XXXXXXXX XXXXX, XX XXXXXXX) have VOBs dated before closing.	01/17/2018: Audit reviewed Lender’s rebuttal and agrees. Business 2,9,12 have license, income from 10 not used, all others are loss. Condition rescinded.
 Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759

300716639	186f2b7f-4f04-4416-ae97-2ba24ee8d242	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		01/12/2018: The finding is considered a non-material finding. Loan will be graded a B for all agencies
 Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759

300717539	59a3784c-96f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation
The Lender's guidelines require funds used to purchase the property be fully documented and sourced for delayed purchase refinances. The loan file contains no source of funds for the original cash purchase.
															01/17/2018: Hi, please see attached. thank you,	01/17/2018: Audit reviewed asset documentation, and has determined that sufficient evidence was provided verifying funds used for purchase of subject property. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807; DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 35.03%; LTV is lower than guideline maximum UW Guides require max 80% LTV, loan waulified with 26.32% LTV; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 72 months reserves

300717539	55e19cc8-378f-43e8-89dc-37bd5ff3c73a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure in file was not executed.		01/12/2018 - Finding is deemed non-material and graded B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807; DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 35.03%; LTV is lower than guideline maximum UW Guides require max 80% LTV, loan waulified with 26.32% LTV; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 72 months reserves

300717539	d2439987-95d0-4106-8a23-6eeaa6eb2b4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and a Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/12/2018 - Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807; DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 35.03%; LTV is lower than guideline maximum UW Guides require max 80% LTV, loan waulified with 26.32% LTV; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 72 months reserves

300717542	1b6a5552-9416-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The hazard insurance policy is effective after the Note date.		02/20/2018: The policy is effective XX/XX/XXXX and same date as funding. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 461.80 months reserves

300717542	c9e3c0b1-6f16-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Borrower's income be documented with paystubs reflecting a minimum of 30-day year to date earnings.  The Borrower began new employment.  The loan file contains paystubs from the prior employer only.  Copies of the Borrower's paystubs dated no earlier than 30 days prior to the loan registration date and cover a minimum of 30 days from the current employer are required to fulfill guidelines and QM requirements.
02/28/2018: see attached paystub02/26/2018: attached is the consecutive paystub02/23/2018: see attached paystub
02/28/2018: Audit reviewed ALL paystubs, and has determined that said documents meet guideline requirement for "must include a minimum of 30 days of year-to-date earnings". Condition cleared. 02/26/2018: Audit reviewed POST consummation pay stub, and has determined that the documentation was required to be obtained PRIOR to closing. Provide pay stubs dated PRIOR to closing covering 30 days. Condition remains.  02/23/2018: Audit reviewed paystub from current employment, and has determined that pay stubs are required to cover a full 30 days per guidelines. Pay stub provided is bi-weekly (XX/XX - XX/XX). Provide another (consecutive) pay stub to fulfill the 30 day requirement. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 461.80 months reserves

300717542	2327edd0-9316-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for departing residence on the final loan application not provided. Additional conditions may apply.	02/22/2018: see attached mortgage statement showing escrow
02/22/2018:  Audit reviewed evidence of taxes and insurance for departing residence, and has determined that the Mortgage Statement reflects escrows with YTD payout for both taxes and insurance. Both included in monthly mortgage payments. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 461.80 months reserves

300717542	cebde900-9516-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception
The subject loan is a dry funding state.  The final Alt A Settlement statement reflects cash to close of $XXX,XXX.XX vs. the final Closing Disclosure reflects cash to close of $XXX,XXX.XX and a $XX discrepancy.  Provide a funding CD and LOE to the borrower for the discrepancy.  Additional conditions may apply.

02/28/2018: see attached amended cd02/26/2018: Because this was a closing agent error and refund, we would not normally issue an amended CD or letter. This is not required from a compliance stand point. Please advise what you want stated in the letter (notification of error).02/23/2018: The $XX refund came from the title company. they do not keep a copy of the check but do have a copy of the ledger to show the payment; see attached02/22/2018: see attached final alta statement that shows the $XX due to buyer at the bottom

02/28/2018: Audit review of revised CD that matches ALTA A, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'. 02/26/2018: Audit reviewed the Lender Rebuttal, and has determined that a corrected CD to match the final ALTA A is required to be provided. Condition remains.  02/23/2018: Audit reviewed evidence via ledger that $XX was refunded to the borrower, and has determined that said document is acceptable. HOWEVER, provide a corrected Closing Disclosure reflecting refund, notification of error to the borrower and evidence of shipment for evidentiary purposes. Condition remains. 02/22/2018: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that Final Alta Settlement Statement reflects cash to close as follows: "Buyer closing funds" $XXX,XXX.XX minus $XX "due to borrower" for a total of $XXX,XXX.XX; AND Post Closing CD reflects cash to close of $XXX,XXX.XX with no evidence of the $XX refund. Provide a Funding CD, Notification of error to the borrower, copy of refund check and evidence of shipment for evidentiary purposes. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 461.80 months reserves

300717542	36a8b568-5c78-472f-a44b-36ab5f8d06f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	02/22/2018: see attached credit score disclosure	02/22/2018: Audit reviewed the FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 461.80 months reserves

300717561	db0bad80-69f5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Credit Score	The guidelines require a 740 minimum FICO score, the borrowers FICO score is XXX.	1/11 JD - Min FICO change to 720 per our guidelines and matrix on11/15 which is before the application date and closing date of XX/XX and XX/XX respectively.	01/16/2018: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.01/12/2018: Pending Client review and approval of 11/29/2017 matrix
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 195.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.71%; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.62%

300717561	fc4a2ed6-6bf5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The recording fee in section E of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		01/09/2018: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 195.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.71%; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 59.62%

300718885	31c755d8-73f5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300718885	a87444ff-73f5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300719304	566c2d03-9bfc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing signed 4506-T	Missing signed 4506-T per Guidelines	Please see attached signed 4506Ts which were provided in the original credit upload. Please rescind the condition.	01/24/2018: Audit reviewed Lender's rebuttal and agrees. Executed XXXXXs located on pages 13, 41,69 & 94. Condition rescinded.			No Mortgage Lates 40 Months verified - no mortgage lates; LTV is lower than guideline maximum LTV 41.38% - Min LTV 65%; CLTV is lower than guideline maximum CLTV 41.38% - Min CLTV 65%
300719325	78575efd-d399-45b3-bbd3-f0d97b336f74	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
01/12/2018: Sufficient Lender cure given in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300719339	2914962e-2f20-49b5-8cf4-affa40df2361	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	Evidence of the Initial Escrow Account Disclosure is missing from the loan file. The final CD reflects the loan is escrowed.	01/24/2018: IEADS	01/24/2018: Audit reviewed the executed Initial Escrow Account Disclosure Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 818

300719339	1ac11dfe-5a00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
01/23/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 818

300719339	7d8ad669-5e00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		01/23/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 818

300719339	d55c06de-7a00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXX vs the final CD Estimated Cash to Close of $XX,XXX. Provided corrected CD and LOE to the borrower.		01/23/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 818

300719339	5cb9c1fa-7100-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.
01/24/2018 Mtg statement shows there is an escrow account. Property Tax Bill is for only $XXX.XX/mo., so the remainder of the $XXX.XX/mo. (or $XXX.XX/mo.) escrow payment must be for the insurance. Both Taxes and Insurance, therefore, are escrowed.

01/24/2018: Audit reviewed the Mortgage Statement for the departing residence reflecting escrows, and has determined that the tax bill was submitted to verify escrow portion of taxes and the remaining escrows are insurance. Sufficient evidence was provided to verify taxes and insurance are escrowed on the mortgage statement. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 818

300719375	e2659e9d-e003-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing rate lock verification	Missing rate lock verification; please provide evidence of date of rate lock		02/02/2018: Received acceptable rate lock agreement. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #34 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 723; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.89%

300719375	b6b1f4eb-2a48-40fe-8792-cc778f5b2b57	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures. The Final CD reflects a fee of $XX resulting in a $XX refund due for cure;		Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #34 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 723; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.89%

300719375	1eaa4386-e103-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax Fee in section E of the final Closing Disclosure is missing the name of the government entity. Please provide a corrected disclosure and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #34 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 723; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.89%

300719376	5b7aa503-ddf6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX  at XXX% replacement costs.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX.   A cost estimator from the insurer was not provided.
01/16/2018: Received insurance cost estimator. Hazard coverage is sufficient. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Years on Job Co-Borrower has 12 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%

300719376	c5267c8f-e9f6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient credit history
Guidelines require Option 2: 2 open trade lines, 2 open and active trade lines for 12 months (one of which may be a mortgage); and 1 mortgage trade line with 24 months or at least 60 months of credit history with all trade lines paid as agreed during the preceding 48 months.
															LE approved XX/XX/XXXX.	Exception approval in file, granted XX/XX/XXXX - Exception is in the K drive and noted on the 1008 - page 229.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Years on Job Co-Borrower has 12 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%

300719376	abeee9b8-56f6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Business Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  The file only contains signed page 1 of both years business returns, all pages and schedules not provided.  Additional conditions may apply.
01/16/2018: Received 2 years signed and dated tax returns for both businesses. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Years on Job Co-Borrower has 12 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%

300719376	0f981577-57f6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  The file only contains signed page 1 and of both years personal returns, all pages and schedules not provided.  Additional conditions may apply.
01/16/2018: Received 2 years signed and dated personal tax returns. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Years on Job Co-Borrower has 12 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%

300719376	307060e6-57f6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing K-1	Missing K-1's for both Business's listed in Co-Borrowers Schedule E Part II. If XX% or greater ownership, additional conditions will apply.		01/16/2018: Received 2 years K-1s for both businesses. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Years on Job Co-Borrower has 12 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%

300719376	0563de94-8338-4967-a1a2-2cef6d80b792	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees”, "Processing Fees" and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Years on Job Co-Borrower has 12 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%

300719376	d13c99b7-ed9b-44cb-ac32-83c56e22ef08	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The collateral Desktop Analysis fee in section B of the final Closing Disclosure is paid to the lender and not the actual service provider. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Years on Job Co-Borrower has 12 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%

300719376	767714ae-c33e-46c7-883c-e08e0c4bd02b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Years on Job Co-Borrower has 12 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%

300719376	9a31d8a1-56f6-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not in the loan file.		01/15/2018: A CDA provided reflecting a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Years on Job Co-Borrower has 12 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%

300719377	c193be63-b3f9-4c9b-b264-6b31a0a33dee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees,” "Processing Fees", and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  XXXX.XX(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § XXXX.XX(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.10 months; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788

300719377	b930ffc0-3e41-4b1a-ad27-4ea18919684f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.10 months; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788

300719377	54b784d5-1dfd-460d-bb8d-7f906a5ffc03	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Title Services in section C of the final Closing Disclosure should have the Title Services broken down into the actual service fee. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.10 months; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788

300719377	be8a1158-981c-4fe0-8d06-409bcb7d8fbc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Tax/Stamps in section E of the final Closing Disclosure is missing the name of the government entity assessing the charge. Provided corrected CD and LOE to the borrower.		01/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.10 months; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788

300719377	53b90ba9-3bbf-43c3-b15e-abb1125ce394	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Evidence of the initial CD dated XX/XX/XXXX for the Co-Borrower is missing from the loan file. The tracking disclosure in the loan file reflected the Co-Borrower viewed the CD on XX/XX/XXXX.		01/22/2018: Received initial CD electronically sign by Borrower. However, disclosure tracking history reflects Co-borrower also viewed the initial CD 12/16/17. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.10 months; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788

300719377	2f77ae6a-c9fb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Collateral Desktop Analysis Fee and Project Questionnaire in section B of the final Closing Disclosure were paid to the lender and all lender fees belong in section A.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.10 months; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788

300719377	cd4bbcb0-c9fb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.10 months; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788

300722033	1d325dcf-4efd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure  indicates the  Loan Estimate figure : Total Closing Costs as $X and Cash to Close as $X.  The most recent Loan Estimate indicates the amounts of $XX,XXX and $XXX,XXX respectively. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be Graded a B for all agencies
300722247	c5eac93d-bdfb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300722247	88d31a96-bdfb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the loan file.		01/18/2018: A CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300722247	830ec8dc-a5fb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		01/24/2018: Received post disaster inspection reflecting no damage. Condition cleared.
300722260	8472628a-2f01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date of the hazard policy is after the Note date.		01/24/2018: The policy is effective on funding date and acceptable. The loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 556.12 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770

300722260	3abc37d9-8300-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/24/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 556.12 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770

300722260	2633656d-3001-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Natural Hazard Disclosure Report in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the borrower.		01/24/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 556.12 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770

300722331	3a7471d7-f201-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	DTI > XX%. Lender guidelines reflects a DTI of XX.XX%. Due to the miscalculation of debts, the actual DTI is XX.XX%. The Lender failed to include auto lease payment as required by guidelines.
01/30/2018: Hi, The XXXXXXX XXXXXX (pages 7 and 8) confirm the ex-spouse was awarded the XXXXXX XXXXXX and is responsible for the debt. The lease statement ties the debt on the credit report to the vehicle in the XXXXXXX XXXXXX. thank you

01/30/2018: Audit reviewed evidence via XXXXXXX XXXXXX that debt is NOT the borrower's responsibility, and has determined that the documentation is sufficient to verify auto lease debt is not required in the DTI calculations. Revised DTI of xx.xx%. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 12.30 months reserves; Years on Job Borrower has 16 years on job

300722331	0fe318b7-f301-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 12.30 months reserves; Years on Job Borrower has 16 years on job

300722331	9def223f-b3e4-44b5-b58e-9f408d6df921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $X,XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $X,XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
The Final CD reflects a post close tolerance cure of $xx.xx, which is sufficient. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 12.30 months reserves; Years on Job Borrower has 16 years on job

300722621	74674a02-1702-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $X,XXX,XXX. A cost estimator from the insurer was not provided. It appears that the master blanket insurance for the condominium project was not provided.

01/31/2018: Hi, It appears the attached was missing from upload. The HOA Master Policy – The XXXXX XXXX policy that was sent is an H-06 Policy (it covers Improvements) the attached should clear. thank you
01/31/2018: Audit reviewed the Master Policy, and has determined that the subject property and borrower are listed on said policy. Evidence of dwelling coverage is sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.13%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769; Years on Job Borrower has 35 years on job

300722621	4766dbe3-1602-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing hazard insurance declaration	The hazard insurance effective date is after the note and disbursement date.		Policy effective prior to funding
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.13%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769; Years on Job Borrower has 35 years on job

300722621	5a716899-1702-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Mortgage	Mortgage is not signed by the co-mortgagor.	01/31/2018: Hi, the co-mortgagor signed the note. It is acceptable for the borrower to be on the loan and not be on title and therefore they would not sign the deed. thank you,
01/31/2018: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that the Grant Deed was located reflecting the borrower as the only title holder. Therefore, the co-mortgagor is not required to execute the Mortgage. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.13%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769; Years on Job Borrower has 35 years on job

300722621	f2ada5aa-1702-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.13%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769; Years on Job Borrower has 35 years on job

300722621	8d49a3d6-1702-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance.  LE dated XX/XX/XXXX reflects recording fees of XXXX (XXXX at XX%) with not resulting COC for any subsequent disclosures.  Final CD reflects a charge of XXXX for a variance/refund required of XXX to meet XX% threshold.
01/25/2018: A Post Close CD reflects recording fee less recording fees disclosed on LE dated XX/XX/XXXX. Condition Cleared. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.13%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769; Years on Job Borrower has 35 years on job

300722621	7f0ddf05-e3bd-4c3e-94d1-b1f76652186e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.13%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769; Years on Job Borrower has 35 years on job

300723075	42f3b659-e305-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the borrower as required by lender's guidelines was not provided.		02/02/2018: Received evidence of residency. Condition cleared.
 FICO is higher than guideline minimum 743 FICO > 680 minimum; Years in Field Borrower has been in field for 17 years.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.6 months reserves

300723075	1cb7a784-e305-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing hazard insurance declaration	The hazard insurance effective date is after the note date.
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.  Then cleared with the “cleared/non-material” drop downs.

 FICO is higher than guideline minimum 743 FICO > 680 minimum; Years in Field Borrower has been in field for 17 years.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.6 months reserves

300723075	6ffc6a2e-e405-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum 743 FICO > 680 minimum; Years in Field Borrower has been in field for 17 years.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.6 months reserves

300751538	bba9d325-f5e4-46da-83a2-3c96b2dba310	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. Missing brokers Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300751538	e9143674-a427-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300751538	c75b0e9d-a227-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03202018: CDA Received, supports appraised value
300751539	96e4deba-b0a6-44ef-acf6-020913440310	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		This finding is deemed non-material and will be graded a "B".
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 53.70%; Years on Job Borrower has 30 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756

300751539	8afcc997-8028-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
This finding is deemed non-material and will be graded a "B".
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 53.70%; Years on Job Borrower has 30 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756

300751539	16d396a6-813a-47dc-9545-afd8dc52d524	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated Contact Information section is incomplete. Settlement Agent license ID is missing. Provide re-disclosed CD and letter of explanation.		This finding is deemed non-material and will be graded a "B".
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 53.70%; Years on Job Borrower has 30 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756

300751539	3241d4de-8028-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 53.70%; Years on Job Borrower has 30 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756

300751540	c38be0a7-6f93-447a-9df0-7c44a16aa6b2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/19/2018 This finding is deemed non-material and rated an a B.
300751540	326f8fd2-42c7-4d56-84aa-011baa4f1b6d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated and the date of consummation is. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															03/20/2018: The Disclosure Tracking sheet shows the borrower e-consented on XX/XX/XX. Three days prior to consummation. Thank you	03/27/2018: Disclosure tracker verifies borrower reviewed the initial CD 3 days prior to consummation. Finding cleared.
300751540	3f1c949e-8e2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
03/19/2018 This finding is deemed non-material and rated an a B.
300751540	a8936b88-8e2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
300751541	e4c2ac7d-f1e6-4a6d-a71d-2e62cf4ea2e5	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosures. If the lender and the broker are not affiliated with any other businesses please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300751541	2cd7c006-74cb-4770-a9b0-4ef8984e8dce	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B despite evidence of a Credit Report in the file.  The Credit Report Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300751541	2965d500-a32b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/20/2018: CDA Received, supports appraised value
300751542	0f4db16f-b2f4-4e84-a763-69e40b1360c5	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		This exception is deemed non-material with a final rating of a 2.
300751542	d40f1fcb-9d2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and letter of explanation to the Borrower.
This exception is deemed non-material with a final rating of a 2.
300751542	6eb06e10-9e2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/20/2018: CDA Received, supports appraised value
300751543	0a0bf665-216e-49a9-8551-d6fbfa454d28	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		03/20/2018: Finding deemed non-material, loan will be graded a B for all agencies
300751543	b32690a2-6754-4d43-aab9-e9a55d1b8019	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	ABD not signed		3/20/2018: Finding deemed non-material, loan will be graded a B for all agencies
300751543	00ea2db9-b22b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
3/20/2018: Finding deemed non-material, loan will be graded a B for all agencies
300751543	a65e56fd-b22b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
300751544	c7df88af-6327-44f0-bb11-5cc3ea79c24c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300751544	1436feba-852b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
300751545	9d86eefa-d810-4ad1-ac42-c45a18e482ef	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300751545	82256cc7-8341-4b7a-b178-12746cb56215	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300751545	24330085-8828-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.
300751546	aa7388b6-5a28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool is missing from file.		03/20/2018: CDA Received, supports appraised value
300751547	9abd6313-072d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception
Based upon amounts disclosed in Sections A & B of the final Closing Disclosure, it appears that dual compensation is taking place. Section 12 CFR 226.36(d)(2) states that if any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction. Provide evidence the credit report was not paid directly to the broker as reflected on the final Closing Disclosure. Additional conditions may apply upon receipt.
															03/23/2018: The Credit Report was paid by the broker and the CD is showing that we credited the broker back. Attached is a copy of the credit report invoice.	03/28/2018: Lender provided credit report invoice showing $XX.XX charged and same amount matches CD. Finding cleared.
300751547	9127aac1-666a-4184-88d9-722f9ba195b8	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		03/21/2018: This finding is not material. Loan will be graded B for all agencies
300751547	7d13f8c5-253d-4e76-859f-c46ee1eca52b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/21/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300751547	25d3ccb5-fe99-456c-a9d2-cd9c3bd1181c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs $XX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.
03/21/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300751548	169f77cd-d81b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXX,XXX plus replacement cost of $XX,XXX (XXX%) = $XXX,XXX total coverage; subject loan amount is $XXX,XXX which creates a shortfall of $XX,XXX. Insurance company to provide a Cost Estimator.
03/01/2018: See attached Cost estimator
03/05/2018: Further review indicates that insurer confirmed insuring the property up to XXX% of the replacement costs. This is sufficient. Condition cleared. 3/02/2018: Lender provided Letter form insurance company with XXX% replacement cost. Cost to construct is required when dwelling coverage is less than loan amount. Exception remains.

 Full Documentation Full doc loan with tax returns, W-2's, pay stubs, business returns and K-1's; Years in Field Borrower has 20 years in field; FICO is higher than guideline minimum Mid credit score 785

300751548	0db59bee-6b1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Initial Application	The initial loan application is missing from the file.	03/01/2018: See attached initial 1003	03/02/2018: Lender provided missing initial application. Exception cleared.
 Full Documentation Full doc loan with tax returns, W-2's, pay stubs, business returns and K-1's; Years in Field Borrower has 20 years in field; FICO is higher than guideline minimum Mid credit score 785

300751548	9ba679d3-6b1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Final 1003 is incomplete	The final loan application in file is missing the Government Monitoring Section.	03/01/2018: See complete 1003 with Gov Monitoring section	03/02/2018: Lender provided Final 1003. Exception cleared.
 Full Documentation Full doc loan with tax returns, W-2's, pay stubs, business returns and K-1's; Years in Field Borrower has 20 years in field; FICO is higher than guideline minimum Mid credit score 785

300751548	6d86eb43-e0f5-45f2-8d68-3dd18e022070	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure provided by the Lender and Broker.		02/26/2018: Finding deemed non-material and will be rated a B for agencies.
 Full Documentation Full doc loan with tax returns, W-2's, pay stubs, business returns and K-1's; Years in Field Borrower has 20 years in field; FICO is higher than guideline minimum Mid credit score 785

300751548	bfef5592-691b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	03/01/2018: See attached LOCK	03/02/2018: Lender provided rate lock form. Exception cleared.
 Full Documentation Full doc loan with tax returns, W-2's, pay stubs, business returns and K-1's; Years in Field Borrower has 20 years in field; FICO is higher than guideline minimum Mid credit score 785

300751548	cb46e884-b150-4c90-a0d1-97a85794f371	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within X days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXX.		02/26/2018: Finding deemed non-material and will be rated a B for agencies.
 Full Documentation Full doc loan with tax returns, W-2's, pay stubs, business returns and K-1's; Years in Field Borrower has 20 years in field; FICO is higher than guideline minimum Mid credit score 785

300751548	14ec4310-6a1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood certificate in the file. The Credit Report Fee and flood Certification fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/26/2018: Finding deemed non-material and will be rated a B for agencies.
 Full Documentation Full doc loan with tax returns, W-2's, pay stubs, business returns and K-1's; Years in Field Borrower has 20 years in field; FICO is higher than guideline minimum Mid credit score 785

300751548	69639ea3-6a1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															03/05/2018:See attached refund check/tracking/LOE/CD	03/06/2018: Lender provided refund check, corrected CD, proof of delivery to borrower and letter of explanation. Exception cleared.
 Full Documentation Full doc loan with tax returns, W-2's, pay stubs, business returns and K-1's; Years in Field Borrower has 20 years in field; FICO is higher than guideline minimum Mid credit score 785

300751548	620f43f2-681b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		2/27/2018: CDA Received, supports appraised value.
 Full Documentation Full doc loan with tax returns, W-2's, pay stubs, business returns and K-1's; Years in Field Borrower has 20 years in field; FICO is higher than guideline minimum Mid credit score 785

300751552	04add312-d2f0-46c7-88a9-fb47c2db8a51	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure (lender and broker)		01/24/2018: Exception is deemed non-material with a final rating of "B"
300751552	b6f48682-1d01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All the title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/24/2018: Exception is deemed non-material with a final rating of "B"
300751552	6285e34a-1e01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	XXX – XXXXXX XXXXXXXX XXXXXXX – Third party valuation tool missing from file.		02/09/2018: CDA Received, supports appraised value. Exception cleared.
300751553	07eaedb7-9b80-43a7-9c71-a009f3425d09	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for both Broker and Lender.		01/29/2018 - Finding is deemed non-material and graded B for all agencies.
300751553	ca6c25d3-0ba1-47ef-a2b2-6a7d8340c53c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Home Ownership Counseling Disclosure.		01/29/2018 - Finding is deemed non-material and graded B for all agencies.
300751553	fabb8cf8-3e00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/29/2018 - Finding is deemed non-material and graded B for all agencies.
300751553	2b9eaf79-326c-437f-bbf3-ae0ad4d4064a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	Missing evidence the additional party with vested interest acknowledged receipt of the Final CD.	02/22/2018: CD 02/07/2018: Non-applicant disclosure
02/23/2018:  Lender provided the Receipt of Closing Disclosure Attestation (Non-Borrowing Applicants), which was signed by the non-borrowing invested party. Exception cleared.  02/08/2018: Lender provided copy of Non-Applicant Affidavit; the final CD does not reflect the additional vested party signed.  The evidence the additional party with vested interest acknowledged receipt of the final CD still needed.  Exception remains.

300751553	151de4a3-3f00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		02/09/2018: CDA Received, supports appraised value. Exception cleared.
300751554	33b51724-104b-4d5f-9a6b-98905305673e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliate Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300751554	9d0d10c3-a2ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for LE dated XX/XX/XXXX as the Loan Amount and Interest Rate has increased from $XXX,XXX/X% to $XXX,XXX/X.XXX%. The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
															02/08/2018: copy of COC	02/09/2018: After further review, exception cleared.
300751554	ce9720ab-f6e8-44e9-9005-4d766444eb18	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal Disclosure not provided within 3 days of application	02/08/2018: copy of appraisal disclosure	02/09/2018: The Appraisal Disclosure was provided. Exception cleared. 1/29/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300751554	1bdae6d3-c4d4-4a8c-8c24-58a5095601f3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Home Ownership Counseling Disclosure is missing from the file.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300751554	bfae749e-1cad-4e1e-98ad-f08b14563b0f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application
The initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX.  Missing evidence of borrower receiving the initial LE 3 business days of application.  Tracking disclosure found in file, however missing signed E-Disclosure authorization.  No cure.
															02/15/2018: Copy of LE 02/08/2018: copy of COC for LE	02/16/2018: Lender provide copy of LE. Exception cleared.02/09/2018: A COC doc, dated XX/XX/XXXX, was provided. Please provide the missing Initial LE, dated XX/XX/XXXX. Exception remains.
300751554	709bce41-32c1-4b81-b0a5-9b709750e157	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX No cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300751554	66dc2445-a2ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300751554	3e041b8f-735a-4850-b1a8-573cdbad765a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300751554	0688cf1c-a0ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		02/09/2018: CDA Received, supports appraised value. Exception cleared.
300751555	eff0a354-a02b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	AUS required a VVOE within 10 business days prior to the note date. The VVOE is missing.	03/26/2018: Attached	03/28/2018: Lender provided missing VVOE, exception cleared.			Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 76.70 months reserves
300751555	d5eb2601-9f2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XX,XXX.XX . A cost estimator from the insurer was not provided.
															03/21/2018: Attached.	03/28/2018: Upon further review, exception cleared.			Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 76.70 months reserves
300751555	5f1c451c-a12b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The AUS required the Borrower's income be documented with a paystub dated no earlier than XX days prior to the initial loan application date.  The loan file contains two paystubs dated XX/XX/XXXX and XX/XX/XXXX.  The initial loan application date was XX/XX/XXXX which is greater than XX days.  A copy of the Borrower's paystub dated no earlier than XX days prior to the initial loan application date is required to fulfill the AUS.
04/02/2018: Attached 03/26/2018: Attached
04/02/2018: Lender provided paystub dated XX/XX/XXXX, which was within XX days of application date of XX/XX/XXXX.  Exception cleared.03/28/2018: Lender provide paystub dated XX/XX/XXXX for the period ending XX/XX/XXXX. The AUS requires a paystub dated within XX days of the application date of XX/XX/XXXX, this paystub foes not meet the requirements of the AUS, exception remains.
Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 76.70 months reserves
300751555	674d94ea-932b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage.	03/21/2018: Attached is the corrected Appraisal that matches the title and the mortgage	03/28/2018: Lender provided corrected Appraisal, exception cleared.			Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 76.70 months reserves
300751555	8c81bb26-e80c-48ea-a979-3bd2fa1fb46a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The final Closing Disclosure dated XX/XX/XXXX reflects charges for Title – Courier/Exp Mail Fee and Title – Notary Fee in Section B. The borrower selected their own service provider. Those fees should be reflected in section C.  Provide corrected CD and LOE to the Borrower.
																Non-material per SFIG guidance, loan will be graded a B for all agencies			Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 76.70 months reserves
300751555	df4471ee-72c1-49fc-acaa-2b35940b9a85	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $X.XX for the XXX vs. the actual amount of $XX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
																Non-material per SFIG guidance, loan will be graded a B for all agencies			Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 76.70 months reserves
300751555	5af9cc3f-972b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.			Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 76.70 months reserves
300751556	79a0574f-492c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442)	03/26/2018 - Appraisal Completion Cert attached	03/28/2018 - Cleared per lender.
 No Mortgage Lates Credit report verifies 99+ months’ payment history with no late payments reported.; Years in Primary Residence Borrowers have resided in previous primary for 8 years; Years in Field Borrower has 12 years in Field

300751556	3c61a461-8d62-4253-9721-30aac81b2085	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 No Mortgage Lates Credit report verifies 99+ months’ payment history with no late payments reported.; Years in Primary Residence Borrowers have resided in previous primary for 8 years; Years in Field Borrower has 12 years in Field

300751556	3ba92805-492c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
 No Mortgage Lates Credit report verifies 99+ months’ payment history with no late payments reported.; Years in Primary Residence Borrowers have resided in previous primary for 8 years; Years in Field Borrower has 12 years in Field

300751557	3de91599-ba2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certification in the file. The fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300751557	2c5fea33-ae2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value.”
300751558	c4b9534a-9b2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Loan file is missing appraisal.	03/23/2018: Appraisal & Final Inspection	03/28/2018: Lender provided Appraisal and Form 442 Appraisal Completion. Exception cleared.
 Years on Job Borrower has 4 years in the same field; DTI is lower than guideline maximum AUS maximum DTI of 43%, loan qualified with DTI of 37.41%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782

300751558	a0083f3d-432c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	AUS require 2 months' assets totaling $XXX,XX to be verified. The loan file is missing required bank statements for the liquid assets listed on the 1003.	03/23/2018: Asset Documentation	03/28/2018: Upon further review, Exception cleared.
 Years on Job Borrower has 4 years in the same field; DTI is lower than guideline maximum AUS maximum DTI of 43%, loan qualified with DTI of 37.41%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782

300751558	55957dee-612c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Fraud Alert not verified	The third party fraud report shows possible matches for HUD Dept. Excluded Party List and Property Characteristics Discrepancy. Please provide documentation that these issues were addressed	03/23/2018: Fraud Alert Form	03/28/2018: Lender provided Fraud Alert Form (LOE) verifying they contacted the borrower on the phone numbers listed in the Alert. Exception cleared.
 Years on Job Borrower has 4 years in the same field; DTI is lower than guideline maximum AUS maximum DTI of 43%, loan qualified with DTI of 37.41%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782

300751558	d97599b3-1a17-478f-bf5e-e3187b6f9323	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal not Completed.	Loan file is missing appraisal.	03/26/2018: Appraisal & Final Inspection	03/28/2018: Lender provided Appraisal and Form 442 Appraisal Completion. Exception cleared.
 Years on Job Borrower has 4 years in the same field; DTI is lower than guideline maximum AUS maximum DTI of 43%, loan qualified with DTI of 37.41%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782

300751558	f48e7657-554a-456c-b70d-3fc0bd265992	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Exception deemed non material, with a final grade of a B for all agencies.
 Years on Job Borrower has 4 years in the same field; DTI is lower than guideline maximum AUS maximum DTI of 43%, loan qualified with DTI of 37.41%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782

300751558	aa95e564-4c2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		3/23 - CDA provided supporting appraised value.
 Years on Job Borrower has 4 years in the same field; DTI is lower than guideline maximum AUS maximum DTI of 43%, loan qualified with DTI of 37.41%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782

300751559	72d61dec-b22b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in Section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of “loan costs”. The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300751559	59c5b61f-b32b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300751560	08d9c03f-5329-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of “loan costs”. The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
This exception is deemed non-material with a final grade of B.
300751560	3a120ba8-9524-4398-bd5c-6d9a3a853f77	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Final Funding CD is missing from the loan file. No Cure - Missing document not provided.	03/21/2018 - Attached is both the final closing disclosure and post closing disclosure.	03/28/2018 - Cleared per lender.
300751560	661b8059-5329-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
300751561	a8656164-a71a-4205-9e49-67892352ad22	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300751561	4b58fbc3-4129-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.”
300751562	dc2a477e-c42b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Finding deemed non-material and will be rated a B for agencies.
300751562	ffa3c013-c52b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The final CD is missing from the loan file. No Cure - Missing document not provided.		03/28/2018: Upon further review, Exception cleared.
300751562	532a20c2-a82b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		03/20/2018: CDA Received, supports appraised value
300751563	57170b4a-4f2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing rate lock verification	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.
03/22/2018 - Loan Estimate from 1-10 showing rate locked 03/22/2018 - Finding remains as we need some type of document to verify specifically the date the rate was locked.  The LE does not give us the date as it is not required to be issued for at least three days.
03/30/2018: Lender provided evidence of rate lock date, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported; Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income

300751563	0ce33dc4-65ca-4a3a-be73-f44fde8cd1d9	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported; Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income

300751563	4466b7a7-3f2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported; Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income

300751565	8c3d6d9d-942b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert and Credit Report fee were not reflected in Section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file.  The Flood Cert and Credit Report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee and Credit Report Fees are included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300751565	664d94ea-932b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The City/State Tax Stamp in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300751565	033c14c3-502c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300751566	1afdea32-9336-487b-aaa9-be1f3b9b1f76	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		1/22/2018: exception is deemed non-material with a final rating of a “B”
 CLTV is lower than guideline maximum loan qualified with CLTV of 63.85%; FICO is higher than guideline minimum loan qualified with FICO of 800; Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income

300751566	9eb869a7-ccff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
1/22/2018: exception is deemed non-material with a final rating of a “B”
 CLTV is lower than guideline maximum loan qualified with CLTV of 63.85%; FICO is higher than guideline minimum loan qualified with FICO of 800; Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income

300751566	43477c45-caff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		02/09/2018: CDA Received, supports appraised value. Exception cleared.
 CLTV is lower than guideline maximum loan qualified with CLTV of 63.85%; FICO is higher than guideline minimum loan qualified with FICO of 800; Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income

300751567	369ef591-b82b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification for co-borrower was not provided.	03/21/2018: Attached	03/28/2018: Lender provided VVOE for co-borrower. Finding cleared.			Reserves are higher than guideline minimum Loan qualified with 265.90months reserves; Years in Field Borrower has 7 years in Field ; Full Documentation Loan is full documentation
300751567	a327c902-c02b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided.
																03/19/2018: Exception is deemed non-material with a final rating of a “2”.			Reserves are higher than guideline minimum Loan qualified with 265.90months reserves; Years in Field Borrower has 7 years in Field ; Full Documentation Loan is full documentation
300751567	40f0a750-a82b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		03/20/2018: CDA Received, supports appraised value			Reserves are higher than guideline minimum Loan qualified with 265.90months reserves; Years in Field Borrower has 7 years in Field ; Full Documentation Loan is full documentation
300751569	d992dbdc-5e2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

300751569	f06c0343-5b2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300751570	1e2de823-a02b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Third party fraud tool missing from file.	03/29/2018: Fraud Report attached	03/30/2018: Lender provided third party fraud tool, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.80%; Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 13.8 months reserves; Years in Field Borrower has 16 years in the field

300751570	ad2c3c94-7458-436c-bbad-1eccb1530324	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		This exception is deemed non-material with a final rating of a 2.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.80%; Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 13.8 months reserves; Years in Field Borrower has 16 years in the field

300751570	56aabdbd-bd2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	03/21/2018: Signed Rate Lock Agreement	03/28/2018: Lender provided signed Rate Lock Agreement. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.80%; Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 13.8 months reserves; Years in Field Borrower has 16 years in the field

300751570	088d7e87-bb12-4742-ad99-c36c8105babd	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX.XX > $XX,XXX.XX maximum Points and fees allowed by $X,XXX.XX.	03/22/2018: Please see attached CompliancEase and email from our compliance department.	03/28/2018: Lender provided email from compliance stating discount points are bona fide and Compliance Analysis. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.80%; Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 13.8 months reserves; Years in Field Borrower has 16 years in the field

300751570	875ce079-6eb8-4e5e-b410-7b457fb0f031	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certificate fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certificate in the file. The Flood certificate fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Exception deemed non material, with a final grade of a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.80%; Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 13.8 months reserves; Years in Field Borrower has 16 years in the field

300751570	20cbda9d-2d10-4562-b166-9b3ccbc3baa7	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X.XX.XX reflects an HOA Cert Fee of $X, and a Appraisal Re-inspection Fee of $XXX with no resulting CoC for any subsequent disclosures. The CD dated X.X.XX reflects an an HOA Cert Fee of $XX.XX resulting in a $XX.XX refund due for cure.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.80%; Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 13.8 months reserves; Years in Field Borrower has 16 years in the field

300751570	3ea22261-fec5-497e-a287-0f856ea2c92d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated X.XX.XX reflects Transfer Taxes of $XXX with no resulting COC for subsequent disclosures. The CD dated X.X.XX reflects taxes in Section E of $XXX.XX resulting in a variance of $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Lender provided a $xx.xx lender credit on final CD to cure. This exception is deemed non-material with a final rating of a 2.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.80%; Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 13.8 months reserves; Years in Field Borrower has 16 years in the field

300751570	82a6f536-a02b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.80%; Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 13.8 months reserves; Years in Field Borrower has 16 years in the field

300751571	db33ee70-952b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	The AUS/DU requires a VVOE within 10 business days prior to the note date. The VVOE for B1 is missing.	03/23/2018: VVOE	03/28/2018: Lender provided VVOE, exception cleared.
 Reserves are higher than guideline minimum UW Guides require "zero" months’ reserves, loan qualified with 4.80 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 783; Years on Job Borrower has 5 years on job

300751571	0c6b764a-952b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442).	03/23/2018: Final Inspection	03/28/2018: Lender provided Appraisal Completion Certificate, exception cleared.
 Reserves are higher than guideline minimum UW Guides require "zero" months’ reserves, loan qualified with 4.80 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 783; Years on Job Borrower has 5 years on job

300751571	bcc33ff0-972b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.	03/23/2018: EOI	03/28/2018: Lender provided Hazard Insurance for departing residence, exception cleared.
 Reserves are higher than guideline minimum UW Guides require "zero" months’ reserves, loan qualified with 4.80 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 783; Years on Job Borrower has 5 years on job

300751571	89edf774-cef5-4e49-899d-8dc0626bb448	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require "zero" months’ reserves, loan qualified with 4.80 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 783; Years on Job Borrower has 5 years on job

300751571	1153203d-5c52-49a2-bd58-471adef6e742	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Loan does meet TQM. According to the DU, the Lender must obtain a certificate of completion, stating the nature of the "subject to" issue has been resolved before delivery. The DU requires a VVOE within 10 business days prior to the note date. The VVOE for B1 is missing.
															03/23/2018: VVOE	03/28/2018: Lender provided the Certificate of Completion and the VVOE for borrower one,exception cleared.
 Reserves are higher than guideline minimum UW Guides require "zero" months’ reserves, loan qualified with 4.80 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 783; Years on Job Borrower has 5 years on job

300751571	8667c207-b4c0-460e-ac97-58850d6d636b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance. LE dated XXX/XX/XXXX reflects a X% of Loan Amount (Points) fee of $X,XXX with no resulting COC for any subsequent disclosures.  Final CD dated XX/XX/XXXX reflects a X.XX% of Loan Amount (Points) fee of $X,XXX.XX for a variance/refund required of $X,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															03/20/2018: Change In Circumstance Form for CD XX/XX/XX.	03/28/2018: Lender provided valid change of circumstance, exception cleared.
 Reserves are higher than guideline minimum UW Guides require "zero" months’ reserves, loan qualified with 4.80 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 783; Years on Job Borrower has 5 years on job

300751571	97cf07d1-952b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require "zero" months’ reserves, loan qualified with 4.80 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 783; Years on Job Borrower has 5 years on job

300751572	de4be2ce-fad2-4f98-8276-7d34cc5772f1	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure.		01/30/2018: This finding is deemed non-material and rated an B.
300751572	9e03e573-1b01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee is included in the origination of the loan.
01/30/2018: This finding is deemed non-material and rated an B.
300751572	34794bd6-dd05-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		01/30/2018: This finding is deemed non-material and rated an B.
300751572	e88998a7-3b7e-46a9-898f-12683a4632a3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The CD in file is final.  The Disclosure Tracking form found in file shows the closing disclosures were disclosed to borrowers on XX/XX/XXXX and XX/XX/XXXX. No copy of initial CD or subsequent disclosure in file. No Cure.
02/27/2018: CD issued XX.XX for 2nd lien. A CD was not issued on the 1st lien. Disclosure tracking shows all CDs issued for both loans. XX/XX/XXXX: Initial CD - XXXXXX XX/XX/XXXX: Initial CD XX.XX`
02/28/2018: Lender provided missing 2nd Mortgage CD and response: "CD issued XX.XX for XXX XXXX. A CD was not issued on the XXX XXXX. Disclosure tracking shows all CDs issued for both loans." Exception cleared.02/09/2018: Lender provided CD dated XX/XX/XXXX; however the CD dated XX/XX/XXXX still needed.  Exception remains.02/09/2018: Lender provided CD dated XX/XX/XXXX.  The CD dated XX/XX/XXXX still needed.  Exception remains.02/09/2018: Lender provided CD dated XX/XX/XXXX.  The CD dated XX/XX/XXXX still needed.  Exception remains.

300751572	3c121a09-de05-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File
The only LE in file is dated XX/XX/XXXX. The Loan Estimate Changed Circumstance Documentation form found in file shows the LE was re-disclosed to borrowers on XX/XX/XXXX. No copy of re-disclosed LE in file. No Cure.
															02/08/2018: Loan Estimate 10-31	02/09/2018: Lender provided LE dated XX/XX/XXXX. Exception cleared.
300751572	5278b3a1-1367-497f-883f-894963879f30	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%. No Cure.
															02/08/2018: Loan Estimate XX-XX Initial CD XX-XX	02/09/2018: Lender provided LE dated XX/XX/XXXX which reflects an APR of X.XXX% and CD dated XX/XX/XXXX. Exception cleared.
300751572	e448d34e-adab-4dcf-9e08-5981e947b1d7	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for final CD as the transfer tax has changed from $X,XXX.00 to $X,XXX.XX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	03/02/2018: Closing Disclosure, email to borrower, and disclosure tracking	03/03/2018: Corrected CD provided, letter of explanation and proof of delivery; refund to borrower for tolerance violation provided at closing, no CoC require, exception cleared.
300751572	40865377-d7ee-489c-a535-e86aa4c0a620	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $X.XX. Section X reflects $X.XX Lender Credits, but does not reflect Lender Credits (Includes $X.XX credit for increase in Closing Costs above legal limit). Under XX(e)(2)(iii)(A), if a Lender Credit is used to offset fees in violation of stated limitations, a statement that such amount was paid to offset an excess charge, with funds other than closing funds must be included.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
03/02/2018: Closing Disclosure, email to borrower, and disclosure tracking XX/XX/XXXX: Corrected CD to follow XX/XX/XXXX: Letter to borrower, copy of refund check, and fede label attached
03/02/2018: Lender provided corrected CD, letter of explanation and proof of delivery to borrower. Non-material per SFIG guidance. Loan will be graded B for all agencies. XX/XX/XXXX: Lender provided CD, however a corrected CD is Required (Section X reflects $X.XX Lender Credits, but does not reflect Lender Credits (Includes $X.XX credit for increase in Closing Costs above legal limit). Under XX(e)(2)(iii)(A), if a Lender Credit is used to offset fees in violation of stated limitations, a statement that such amount was paid to offset an excess charge, with funds other than closing funds must be included.) Exception remains. XX/XX/XXXX: Lender provided, LOE, copy of check and mailing label. Corrected CD is required (please refer to description for details). Exception remains.

300751573	cadf2b26-5c2a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.XX.  The loan amount is $XXXXXX.XX which leaves a shortage of hazard insurance coverage for $XXXXXX.XX. A cost estimator from the insurer was not provided.
															03/29/2018: Cost estimator attached	03/30/2018: Lender provided the insurance reconstruction estimator. Exception cleared.
 Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 15.40 months reserves.; Years on Job Co-borrower has 8 years on the job.; Years in Field Borrower has 6 years in the field.; No Mortgage Lates Borrowers have no Mortgage Lates within the last 45 reporting months..

300751573	c21dd68a-592a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'.	03/29/2018: XXXXXXXXXX VOEs attached	03/30/2018: Lender provided VVOE for both borrowers. Exception cleared.
 Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 15.40 months reserves.; Years on Job Co-borrower has 8 years on the job.; Years in Field Borrower has 6 years in the field.; No Mortgage Lates Borrowers have no Mortgage Lates within the last 45 reporting months..

300751573	c195e94c-5e2a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence or property #1 on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.

03/30/2018: Please see attached property profile. the property in question was sold in XXX XXXX. The bank statements in the file are seasoned and we should not need a copy of the settlement statement for this.
04/02/2018: Lender provided property detail report verifying departing address sold prior to loan closing. Exception cleared.
 Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 15.40 months reserves.; Years on Job Co-borrower has 8 years on the job.; Years in Field Borrower has 6 years in the field.; No Mortgage Lates Borrowers have no Mortgage Lates within the last 45 reporting months..

300751573	051177ea-582a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Third party fraud tool missing from file.	03/29/2018: Fraud Report	03/30/2018: Lender provided the fraud report. Exception cleared.
 Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 15.40 months reserves.; Years on Job Co-borrower has 8 years on the job.; Years in Field Borrower has 6 years in the field.; No Mortgage Lates Borrowers have no Mortgage Lates within the last 45 reporting months..

300751573	70429c5a-b693-40e5-8859-4a0f3cb6a5e8	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This exception is deemed non-material with a final rating of a 2.
 Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 15.40 months reserves.; Years on Job Co-borrower has 8 years on the job.; Years in Field Borrower has 6 years in the field.; No Mortgage Lates Borrowers have no Mortgage Lates within the last 45 reporting months..

300751573	fba2c5a1-0ec7-46f3-8f55-4e0617ba7dd4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Cert. was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in file. The Flood Cert. fee should be disclosed in Section B of the CD or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and letter of explanation to the Borrower.
This exception is deemed non-material with a final rating of a 2.
 Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 15.40 months reserves.; Years on Job Co-borrower has 8 years on the job.; Years in Field Borrower has 6 years in the field.; No Mortgage Lates Borrowers have no Mortgage Lates within the last 45 reporting months..

300751573	122d5a4d-e3d9-4abe-bb2d-e36e0bd87fd7	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure dated XX/XX/XXXX does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		This exception is deemed non-material with a final rating of a 2.
 Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 15.40 months reserves.; Years on Job Co-borrower has 8 years on the job.; Years in Field Borrower has 6 years in the field.; No Mortgage Lates Borrowers have no Mortgage Lates within the last 45 reporting months..

300751573	18928266-582a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
 Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 15.40 months reserves.; Years on Job Co-borrower has 8 years on the job.; Years in Field Borrower has 6 years in the field.; No Mortgage Lates Borrowers have no Mortgage Lates within the last 45 reporting months..

300751574	a80234f3-4ec7-4b18-a9e1-39fd67c8bf2e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure.		01/29/2018 - Finding is deemed non-material and graded B for all agencies.
300751574	2a82206a-b2ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The CD in file is missing the Flood Determination Fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.		01/29/2018 - Finding is deemed non-material and graded B for all agencies.
300751574	27e3f969-21d1-4dcf-af21-38de25471e77	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD is missing required information in the General Information/Transaction Information section for the field titled Seller. The Seller's name is missing.		01/29/2018 - Finding is deemed non-material and graded B for all agencies.
300751574	f0885af4-b1ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure: Total Closing Costs = $XXXXX.XX and Cash to Close = $XXXXXX.XX. The most recent Loan Estimate dated XX/XX/XXXX indicates Total Closing Costs = $XXXXX.XX and Cash to Close = $XXXXXX.XX.
01/29/2018 - Finding is deemed non-material and graded B for all agencies.
300751574	442f6e93-b2ff-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	3rd party evaluation tool is missing from the file.		02/13/2018: CDA Received, supports appraised value
300751576	a2c3935f-a92b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	File is missing the co borrower's verification of employment such as a business license and/or CPA Letter. Additional conditions may apply.	03/22/2018: Please see attached.	03/28/2018: Upon further review, Exception cleared.			Years in Field 11 years; No Mortgage Lates No late payments 24 months; FICO is higher than guideline minimum 764 FICO
300751576	3b30159d-b42b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	File is missing the third party fraud tool and all supporting documentation. Additional conditions may apply.	03/29/2018: Attached	03/30/2018: Lender provided fraud tool. Exception cleared.			Years in Field 11 years; No Mortgage Lates No late payments 24 months; FICO is higher than guideline minimum 764 FICO
300751576	bb5de0a9-5c56-4055-9357-b72035ba86b9	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert. Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																Exception deemed non material, with a final grade of a B for all agencies.			Years in Field 11 years; No Mortgage Lates No late payments 24 months; FICO is higher than guideline minimum 764 FICO
300751576	8451baa5-f5c5-45b6-ab46-1a8315f9736c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXXXXX.XX vs. actual Finance Charge of $XXXXXX.XX. An under disclosure of XXXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  TILA XXX(b) - within 60 days of discovery.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

04/03/2018: Please see attached Corrected CD and evidence of refund  Attached 03/29/2018: Please be advised a Lock Deposit Fee should not be included in the finance charge total. 03/21/2018: Hello, Would you please advise how your office came up with the actual Finance Charge of $XXXXXX.XX? We have tried every scenario and can't seem to get the same figures. Thank you,

04/04/2018: Lender provided corrected CD, copy of refund check and proof of delivery to the borrower.  Exception cleared.03/30/2018: Per the Final Closing Disclosure, the fee is called Rate Lock Fee, which is included in the calculation. There is no evidence that this fee was refunded to the borrower via a corresponding credit on the final closing disclosure, exception remains.03/28/2018: The fees included in the finance charge are: Underwriting Fee $XXX.XX, Processing Fee $XXX.XX, Service Charges $XX.XX, Rate Lock Fee $XXXX.XX and Title - Courier Fee $XX.XX. Exception remains.
Years in Field 11 years; No Mortgage Lates No late payments 24 months; FICO is higher than guideline minimum 764 FICO
300751576	5751f702-3f96-44bb-b414-f0b3ab71238d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance, the calculated escrow payment should be $XXX.XX. HOA fee is listed in section F and should be in section H.  Please provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															03/21/2018: Hello, We don't agree, our math makes sense. Also, HOA dues should go in section F for this scenario. Thank you,	03/28/2018: Upon further review, Exception cleared.			Years in Field 11 years; No Mortgage Lates No late payments 24 months; FICO is higher than guideline minimum 764 FICO
300751576	2bb30796-29e9-454a-9576-9e09ddbcd142	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. Please provide a corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
																Non-material per SFIG guidance, loan will be graded a B for all agencies			Years in Field 11 years; No Mortgage Lates No late payments 24 months; FICO is higher than guideline minimum 764 FICO
300751576	33179115-8f9e-413e-9345-9e15a4b36e9f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXXXXX.XX vs. actual $XXXXXX.XX, an over disclosure of $XXXX.XX.
																Non Material. Loan will be graded a B.			Years in Field 11 years; No Mortgage Lates No late payments 24 months; FICO is higher than guideline minimum 764 FICO
300751576	e0d0ac3e-b42b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the file.		03/20/2018 CDA Received, supports appraised value.			Years in Field 11 years; No Mortgage Lates No late payments 24 months; FICO is higher than guideline minimum 764 FICO
300751577	7dacec05-fbef-457a-9928-e5c7cb1aff4c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		01/26/2018 - Finding is deemed non-material and graded B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years in Field Borrower has 6 years in Field  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 403.70 months reserves

300751577	47bf0308-16bd-42b7-ab98-fd256ffe5383	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.		01/26/2018 - Finding is deemed non-material and graded B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years in Field Borrower has 6 years in Field  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 403.70 months reserves

300751577	63e445ed-5a5e-4e41-b4d3-2fa0d7d536aa	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/26/2018 - Finding is deemed non-material and graded B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years in Field Borrower has 6 years in Field  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 403.70 months reserves

300751577	53dc692d-30a4-4990-81c5-173a8a2055db	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The Loan Estimate dated XX/XX/XXXX reflects Transfer Taxes of $XXX.XX,  with no resulting COC for subsequent disclosures. The final CD reflects Transfer Taxes of $XXX.XX resulting in a $X.XX refund due to cure. It should be noted; the sales price and loan amount were increased on XX/XX/XXXX; however, the additional transfer taxes were not disclosed until the LE on XX/XX/XXXX, past the 3-day requirement.
01/23/2018 - Sufficient cure on the final CD. $XX.XX was refunded for the HOA Certification that was not required. Finding will be graded B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years in Field Borrower has 6 years in Field  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 403.70 months reserves

300751577	a909df6b-5a00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		02/27/2018: CDA Received, supports appraised value.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years in Field Borrower has 6 years in Field  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 403.70 months reserves

300751579	51f6611f-63f9-4a13-bc8b-db53ff1d1232	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/19/2018: Exception is deemed non-material with a final rating of a “2”.
300751579	47798b6b-0890-4961-9e97-d7ed036f15ff	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX.  No Cure.
															03/20/2018: Disclosure Tracking evidencing borrower Viewed and Consented to the XX/XX/XXXX Initial CD.	03/28/2018: Lender provided disclosure tracker that reflected the borrower consented and signed the CD 3 days prior to closing. Exception cleared.
300751579	dd85d13e-2429-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/19/2018: Exception is deemed non-material with a final rating of a “2”.
300751579	d816c117-1e29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
300751580	f04072cb-5f00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal completion certificate (442)	Missing 442 Completion Certificate.	02/11/2018: Hello, Please see attached Appraisal Report.	02/13/2018: Completion Cert was provided. Exception cleared.
 Reserves are higher than guideline minimum 28.50  months reserves > 0 Reserves per AUS; DTI is lower than guideline maximum DTI 42.78 > 43% MAX; LTV is lower than guideline maximum LTV 58.76 > 80% per GL

300751580	8300f08e-01b1-42c4-8ecf-46470313af7a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure		Exception is deemed non-material with a rating of B.
 Reserves are higher than guideline minimum 28.50  months reserves > 0 Reserves per AUS; DTI is lower than guideline maximum DTI 42.78 > 43% MAX; LTV is lower than guideline maximum LTV 58.76 > 80% per GL

300751580	837699b5-af49-49a2-8fd5-1cdf1d3fd447	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet		Exception is deemed non-material with a rating of B.
 Reserves are higher than guideline minimum 28.50  months reserves > 0 Reserves per AUS; DTI is lower than guideline maximum DTI 42.78 > 43% MAX; LTV is lower than guideline maximum LTV 58.76 > 80% per GL

300751580	bdc04c32-c5d7-4d11-b6b0-bdca6ef9b6c8	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees are $XX,XXX > threshold of $XXXXX.XX for the state of Virginia Difference of $XXXX.XX.
02/12/2018: Hello, Please see attached letter of explanation on how bona fide discount points were excluded.  02/02/2018: Hello, The discount point is bona fide, we have excluded this from our points and fees test. Please provide the statue that identifies a specific threshold for the XXXXX XX XXXXXXXX. Thank you, XXXX XXXXX

03/07/2018: After further review, exception cleared.  02/14/2018: The discrepancy here is that the lender is simply using the variance between the undiscounted rate and the final note rate to determine bona fide status vs. taking the actual reduction in rate per discount point charged to the borrower to determine bona fide status. Exception remains.

 Reserves are higher than guideline minimum 28.50  months reserves > 0 Reserves per AUS; DTI is lower than guideline maximum DTI 42.78 > 43% MAX; LTV is lower than guideline maximum LTV 58.76 > 80% per GL

300751580	b1f3b1e8-3c01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in CD Origination Charges - Section A (Undisclosed and Under Disclosed)
The Loan Amount Points on the final CD $X,XXX.  The initial LE lists fee as $X.XX. This fee is in a X% tolerance section. Lender tolerance cure of $X,XXX is required.  Section J reflects $X.XX tolerance cure that is insufficient.  Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.
															01/30/2018: Hello, Please see attached Loan Estimate. Thank you, XXXX XXXXX	02/01/2018: Lender provided LE and COC from with program change. Exception cleared.
 Reserves are higher than guideline minimum 28.50  months reserves > 0 Reserves per AUS; DTI is lower than guideline maximum DTI 42.78 > 43% MAX; LTV is lower than guideline maximum LTV 58.76 > 80% per GL

300751580	7e38b593-3c01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
02/01/2018: Upon further review, Exception is deemed non-material with a rating of B.
 Reserves are higher than guideline minimum 28.50  months reserves > 0 Reserves per AUS; DTI is lower than guideline maximum DTI 42.78 > 43% MAX; LTV is lower than guideline maximum LTV 58.76 > 80% per GL

300751580	eef95bdc-3d01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.	The file CD is missing the file number on page one.		02/01/2018: Upon further review, Exception is deemed non-material with a rating of B.
 Reserves are higher than guideline minimum 28.50  months reserves > 0 Reserves per AUS; DTI is lower than guideline maximum DTI 42.78 > 43% MAX; LTV is lower than guideline maximum LTV 58.76 > 80% per GL

300751580	20cc6eb4-5f00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.	02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum 28.50  months reserves > 0 Reserves per AUS; DTI is lower than guideline maximum DTI 42.78 > 43% MAX; LTV is lower than guideline maximum LTV 58.76 > 80% per GL

300751581	623f8ed1-9413-42fa-9dee-b1a150f7e665	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300751581	5b6ac691-812b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing Closing Disclosure/CD not in File-Subject is located in a dry funding state.  The file only contains the CD consummated at closing and is missing the funding CD.  Please provide proof of delivery.
															03/23/2018: A Closing Disclosure was not issued at the time of Funding. Please see attached for the reconciled Post Close CD and the Disclosure Tracking evidencing that it was delivered.	03/28/2018: Lender provided post closing / funding CD. Exception cleared.
300751582	fbaf8d30-dade-4630-aaa4-bd534f822c0b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		2/2/2018: Finding deemed non-material and will be rated a B for agencies.
300751582	48e40884-8407-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		02/13/2018: CDA Received, supports appraised value.
300751584	991c4a43-86fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX A cost estimator from the insurer was not provided.
															01/30/2018: cost estimator	02/01/2018: Lender provided Cost Estimator. Exception cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.091%; Years in Field Borrower has 10 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758

300751584	d064f3aa-deff-4a74-842c-4e0b1b82e5bd	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		01/18/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.091%; Years in Field Borrower has 10 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758

300751584	37de7aec-91fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		2/13/2018: CDA Received, supports appraised value.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.091%; Years in Field Borrower has 10 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758

300751586	b0f26bfa-edf1-46e8-8785-3cf027f40964	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Exception is deemed non-material with a rating of B.
300751586	49fb0e99-358b-422f-965b-102094fb3bca	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.	02/08/2018: Condition attached	02/12/2018: Lender provided calendar showing their business days not including Saturday. Exception cleared.
300751586	b2ab086e-3501-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.	02/08/2018: Condition attached	Exception is deemed non-material with a rating of B.
300751586	123b72f1-8501-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.	02/08/2018: Condition attached	02/12/2018: Lender provided calendar showing their business days not including Saturday. Exception cleared.
300751586	34073b57-de01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
Final CD shows a sufficient tolerance cure in the amount of $100.00. Loan will be graded a B for all agencies
300751586	de61e238-3501-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing - third party valuation tool missing from file.		2/13/2018: CDA Received, supports appraised value.
300751587	e32dd317-452d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of taxes for REO property #1 on the final application not provided.	03/23/2018: PROOF OF PROPERTY TAX	03/27/2018: Lender provided Property Detail report with Tax amount. Exception cleared.			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.4 months reserves; Years on Job Borrower has 7 years on job
300751587	addd31ae-0f36-41fe-83b3-1038c3c5525f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		03/21/2018: This finding is not material. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.4 months reserves; Years on Job Borrower has 7 years on job
300751587	b5e42f7f-452d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage as evidence of taxes for REO property #1 on the final application not provided.	03/23/2018: PROOF OF PROPERTY TAX	03/27/2018: Lender provided Property Detail report with Tax amount. Exception cleared.			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.4 months reserves; Years on Job Borrower has 7 years on job
300751587	dfbd397a-4446-4833-9d2b-ae89360710b2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	A	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $X,XXX and Cash to Close as $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of -$X,XXX and $XXX,XXX, respectively. Cure provided on post consummation CD.
																03/21/2018: Post Consummation provides a cure. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.4 months reserves; Years on Job Borrower has 7 years on job
300751587	2e0fcdf9-5074-43e9-b853-db8b347fe272	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the HOA vs. the actual amount of $X,XXX.XX.
																03/21/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.4 months reserves; Years on Job Borrower has 7 years on job
300751587	2b57806d-452d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure does not list number of months for which Homeowner’s Association Dues were prepaid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
																03/21/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.4 months reserves; Years on Job Borrower has 7 years on job
300751587	1abb1a81-352d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		3/23 - CDA provided supporting appraised value			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.4 months reserves; Years on Job Borrower has 7 years on job
300751588	85e0d51f-9e27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		3/20 - CDA provided supporting appraised value
300751589	6123d359-eebd-4644-9b89-6b7f1c450f3f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over disclosure of $X.XX.		3/20/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
300751589	be076aeb-472c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
300751591	58dec80b-6a28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
															03/27/2018 - REPLACEMENT COST	03/28/2018 - Cleared per lender as we have received cost estimator.
 Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 12.70 months reserves.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 101 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Co-Borrower has 7.58 years on job.

300751591	5890732d-5b95-4a55-8914-1d5e9ddc0f1d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		03/17/2018: This finding is not material. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 12.70 months reserves.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 101 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Co-Borrower has 7.58 years on job.

300751591	6d57fe6b-352a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		03/17/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 12.70 months reserves.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 101 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Co-Borrower has 7.58 years on job.

300751591	4c093850-352a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
1) The Title – Courier/Exp Mail Fee, Title – Owner Policy (Optional), Title – Recording Service Fee and Title – Wire Transfer Fee disclosed in Section C of the final Closing Disclosure is missing the name of the service provider. 2) The final Closing Disclosure reflects the fee for Title - Owners Coverage (optional) in Section C. Optional services are required to be disclosed in Section H, Other. 3) The fee description “Title – Other” disclosed in Section C of the final Closing Disclosure does not provide a valid description for the service provided. Cure provided on post consummation CD for #1 and #3.
03/17/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 12.70 months reserves.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 101 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Co-Borrower has 7.58 years on job.

300751591	62975d77-352a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
1) The final Closing Disclosure does not list number of months for which Homeowners Association Dues were prepaid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. 2) The final Closing Disclosure does not disclose a valid payee for Property Taxes, Homeowner's Insurance and Homeowners Association Dues, which were prepaid in Section F. Cure provided on post consummation CD for #2.
03/17/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 12.70 months reserves.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 101 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Co-Borrower has 7.58 years on job.

300751591	b2655c60-6b28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 12.70 months reserves.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 101 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Co-Borrower has 7.58 years on job.

300751592	f2c16cd2-6e2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure does not disclose a valid payee for Property Taxes, which were prepaid in Section F. Cure provided on post consummation CD.		03/19/2018: Post Consummation provides a cure. Loan will be graded B for all agencies
300751592	6695b64a-1527-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value
300751593	9f274519-e404-4a11-875a-0272c37aa31e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300751593	f25c8655-4c51-4a22-a0f7-c4a0bdaeb409	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the HOA Certification Fee has increased from $X.XX to $XXX.XX  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
															03/21/2018: COC for 02/08/18 LE.	03/27/2018: Lender provided COC form. Exception cleared.
300751593	d2596326-bf27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.
300751594	9f3161f1-f430-421f-a74f-fd4f3d9d2124	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Missing Affiliated Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies
300751594	cd93fea0-952b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	Section F. Prepaids section of the final Closing disclosure does not list the payee. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300751594	0bbe8a65-7428-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.
300751596	a6296b52-3e29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	DU requires prior year W-2 or WVOE. XXXX W-2 or WVOE not provided for the borrower and co-borrower.	03/19/2018: Copy of W-2 2016	03/20/2018: Finding cleared.			Years on Job Borrower has 13 years on job
300751596	90f357f9-8a2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage as 2016 W-2 or WVOE not provided for the borrower and co-borrower.	03/19/2018: Copy of W-2 2016	03/20/2018: Finding cleared.			Years on Job Borrower has 13 years on job
300751596	37353f17-e626-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value			Years on Job Borrower has 13 years on job
300751597	96e3ae9e-3529-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300751599	c45c5b78-d25c-4368-b735-800dbe6d3667	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300751599	aff879cb-8428-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The HOA Certification Fee in section B of the final Closing Disclosure is missing the name of the service provider for the HOA Certification.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300751599	a12200cf-da07-479d-887b-a9bbe2325167	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the taxes of $XXX.XX.  Provide re-disclosed CD and letter of explanation.
03/23/2018: Updated CD, LOE and Tracking Disclosure. Thank you
03/29/2018: Re-disclosed CD, letter of explanation, and proof of delivery provided.  Finding cured post close which results in a non-material grade per SFIG guidance, loan will be graded a B for all agencies

300751599	ddffeebc-8428-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300751600	eb0aa635-d2cd-4947-bbbd-28a8e87fae4d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure was not signed or dated by the borrowers.		02/26/2018: This finding is deemed non-material and rated a B.
300751600	eff58a0b-0c1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX reflects a discount fee of $X,XXXX.XX with no resulting COC for any subsequent disclosures.  Final CD dated XX/XX/XXXX reflects a discount fee of $X,XXX.XX for a variance/refund required of $XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															03/01/2018: PCCD, Check, LOE and Tracking. Thank you	03/02/2018: Lender provided Mailing label, Letter, corrected CD, copy of check. Exception cleared.
300751601	4b032c99-5629-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
The loan application indicated that the borrower was self-employed for 12 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.

3/20/2018: When reviewing the business returns, it appears the these are for the rental properties.   Borrower combined all his rental properties into a corporation and I don’t believe we should require a business license for this.

03/29/2018: Audit review that self employment income comes from ownership of rental properties. AUS does not require business license for this type of entity. Condition cleared. 3/20/2018: The two partnerships do deal with real estate rentals, however, the income was used based on the 1120s, therefore, an independent confirmation of self-employment is required for both partnerships. The REO props used for rental income (separately from base income) do not reflect the same addresses as the rental props on the 1120s and were taken from Schedule C.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 61.10 months reserves
300751601	ae50a4a3-5629-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #6 and evidence of taxes for property #4 the final application not provided.	03/27/2018: proof of taxes and showing borrower didn't buy insurance for the properties.	03/28/2018: Lender provided Tax and Insurance documentation. Exception cleared.			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 61.10 months reserves
300751601	f8183c68-5629-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Loan does not meet criteria for Temporary Qualified Mortgage as the loan file contained no verification of the borrower’s business and evidence of taxes and insurance for all owned properties not provided.
03/28/2018: Lender provided Tax and Insurance documentation.
03/29/2018: Audit review that self employment income comes from ownership of rental properties. AUS does not require business license for this type of entity. Condition cleared 03/28/2018: Lender provided Tax and Insurance documentation; however verification of the borrower’s business is required. Exception remains.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 61.10 months reserves
300751601	895e36e0-6b49-441a-9bbe-10e336dd79fc	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		03/16/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 61.10 months reserves
300751601	c277404b-5629-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title – Surcharge/Policy Fee disclosed in section B of the final Closing Disclosure is missing the name of the service provider. Cure provided on post consummation CD.		03/16/2018: Post Consummation provides a cure. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 61.10 months reserves
300751601	c67cb26a-8e4b-4d5b-8405-31c0ab161bc4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. {Not in Escrow}.
																03/16/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 61.10 months reserves
300751601	5b8854e0-5529-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value.			Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 61.10 months reserves
300751603	fb8ed000-9ce6-467f-ac01-9ba2d0e23bb6	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Non-material finding. Loan will be rated a B for all agencies.
300751603	57f02df7-4d29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property Taxes listed in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300751603	ae44f0b1-4f29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value
300751604	d1506162-82fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing hazard insurance declaration	The Note was signed under the Trust Agreement, the hazard insurance is signed/issued to individuals.	02/08/2018: HOI DISCLOSURE	02/12/2018: Lender provided Trust certification. Exception cleared
 Current Mortgage Payment is lower than previous payment Current rate is 4.125%, prior rate is 4.25%.; Years in Field Borrower in same field for 10 years.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported.

300751604	33370890-81fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Trust Documentation	The Mortgage was signed under a Trust, a copy of the Trust Agreement was not provided.	02/08/2018: TRUST CERT	02/12/2018: Lender provided Trust certification. Exception cleared
 Current Mortgage Payment is lower than previous payment Current rate is 4.125%, prior rate is 4.25%.; Years in Field Borrower in same field for 10 years.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported.

300751604	471c1719-82fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Payoff Statement	Missing the payoff statement for HELOC #2 on the credit report.	02/08/2018: PAYOFFS	02/12/2018: Lender provided pay off statements. Exception cleared.
 Current Mortgage Payment is lower than previous payment Current rate is 4.125%, prior rate is 4.25%.; Years in Field Borrower in same field for 10 years.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported.

300751604	178ff4a7-b102-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	Missing most recent year W2 as required per DU.	02/08/2018: Its not required. Borrower was self employed	02/12/2018: Upon further review, exception Cleared.
 Current Mortgage Payment is lower than previous payment Current rate is 4.125%, prior rate is 4.25%.; Years in Field Borrower in same field for 10 years.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported.

300751604	9c4ccf39-b202-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Missing most recent year W2 as required per DU.		02/12/2018: Upon further review, exception Cleared.
 Current Mortgage Payment is lower than previous payment Current rate is 4.125%, prior rate is 4.25%.; Years in Field Borrower in same field for 10 years.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported.

300751604	3293990f-bf67-465c-8efd-d9c946b6c31f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X.XX on the CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Exception is deemed non-material with a rating of 2.
 Current Mortgage Payment is lower than previous payment Current rate is 4.125%, prior rate is 4.25%.; Years in Field Borrower in same field for 10 years.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported.

300751604	f49d1ba0-13ab-4eb1-80b8-e886f616ac7c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower not provided 3 day rescission period	There are several Right to Cancel provided in the file. The most recent Right to Cancel transaction date is after the disbursement date per the final CD.	02/08/2018: RTC BEFORE FUND DATE	02/12/2018: Upon further review, exception Cleared.
 Current Mortgage Payment is lower than previous payment Current rate is 4.125%, prior rate is 4.25%.; Years in Field Borrower in same field for 10 years.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported.

300751604	3127beeb-230a-49ed-9866-a9138a5248d5	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Funding occurred before RTC Expiration Date	The Right to Cancel reflects a cancellation date after the funding date reflected on the final CD.	02/08/2018: RTC BEFORE FUND DATE	02/12/2018: Upon further review, exception Cleared.
 Current Mortgage Payment is lower than previous payment Current rate is 4.125%, prior rate is 4.25%.; Years in Field Borrower in same field for 10 years.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported.

300751604	1075dafe-82fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA/Review appraisal was not provided.	02/08/2018L CDA received	02/09/2018: CDA Received, supports appraised value, exception cleared.
 Current Mortgage Payment is lower than previous payment Current rate is 4.125%, prior rate is 4.25%.; Years in Field Borrower in same field for 10 years.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported.

300751606	f1d5d70a-7e00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
DTI is XX.XX%. Due to miscalculation of income the actual DTI is XX.XX%. X years tax returns are provided in the file and reflect schedule C income loss. It appears this income is not included in the DTI.
															01/29/2018: Recalculated income. New AUS/1008	01/31/2018: New AUS/1008 provided reflecting a DTI of xx.xx%. After further review of income calculation, exception cleared.
 Years in Primary Residence 39 years in primary residence.; Reserves are higher than guideline minimum UW guides do not require reserves, loan qualifies with 84.10 months reserves.; FICO is higher than guideline minimum UW guides require FICO of 620, loan qualified with a FICO of 710.

300751606	8fc2b451-7e00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	Missing most recent year tax returns to verify income for schedule C.	01/29/2018: Filed xxxx tax extension	01/30/2018: Extension for xxxx was provided. Exception cleared.
 Years in Primary Residence 39 years in primary residence.; Reserves are higher than guideline minimum UW guides do not require reserves, loan qualifies with 84.10 months reserves.; FICO is higher than guideline minimum UW guides require FICO of 620, loan qualified with a FICO of 710.

300751606	770875fb-46b4-4e4c-bdd7-08c46d910848	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Exception is deemed non-material with a final rating of B.
 Years in Primary Residence 39 years in primary residence.; Reserves are higher than guideline minimum UW guides do not require reserves, loan qualifies with 84.10 months reserves.; FICO is higher than guideline minimum UW guides require FICO of 620, loan qualified with a FICO of 710.

300751606	41a0b2e1-7d00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
															01/29/2018: Recorded mortgage	01/30/2018: Final Title and E-recording report were provided. Exception cleared.
 Years in Primary Residence 39 years in primary residence.; Reserves are higher than guideline minimum UW guides do not require reserves, loan qualifies with 84.10 months reserves.; FICO is higher than guideline minimum UW guides require FICO of 620, loan qualified with a FICO of 710.

300751606	8d03dbf7-dc2c-4152-b308-e5ecb2c51ff7	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Debt to Income Ratio utilizing QM methodology exceeds 43%
DTI is XX.XX%. Due to miscalculation of income the actual DTI is 46.96%. 2 years tax returns are provided in the file and reflect schedule C income loss. It appears this income is not included in the DTI.
															01/29/2018: averaged 2 years of losses. New AUS/1008	01/30/2018: Loan is not subject to QM. Exception cleared.
 Years in Primary Residence 39 years in primary residence.; Reserves are higher than guideline minimum UW guides do not require reserves, loan qualifies with 84.10 months reserves.; FICO is higher than guideline minimum UW guides require FICO of 620, loan qualified with a FICO of 710.

300751606	1a2e93eb-30fd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA provided.	02/09/2018: CDA received, supports appraised value, exception cleared.
 Years in Primary Residence 39 years in primary residence.; Reserves are higher than guideline minimum UW guides do not require reserves, loan qualifies with 84.10 months reserves.; FICO is higher than guideline minimum UW guides require FICO of 620, loan qualified with a FICO of 710.

300752896	94352245-a78d-40d8-9aef-8c0901d620b2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		This finding is deemed non-material and will be given a "B" grade.
300752896	773a5c8c-6528-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
This finding is deemed non-material and will be given a "B" grade.
300752896	af51683b-6528-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300752897	46fe9d14-ff8f-4050-986f-54c33e6c0e4e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		3/19/2018: Finding deemed non-material, loan will be graded a B for all agencies.
300752897	fb8c56b2-e6b4-4cb0-b695-9b0b4483d1b1	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Disclosure.		3/19/2018: Finding deemed non-material, loan will be graded a B for all agencies
300752897	fdab77aa-d863-4256-894f-7a8b482bd817	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Missing signed ABD		3/19/2018: Finding deemed non-material, loan will be graded a B for all agencies
300752897	5d6fa13f-5d6d-4332-bfe0-f69dd0346727	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Counseling is dated X/X/XXXX- same as Application date.
300752897	51c5beab-2929-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
03/16/2018 This finding is deemed non-material and rated an a B.
300752897	e55a8d24-fda6-433e-bd65-3884e1d86115	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX, The actual total of payments is $X,XXX,XXX.XX, an over disclosure of $X.XX.		3/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
300752897	548f4cd6-68e9-4dd4-b7c1-7fb4cf557619	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		03/16/2018 This finding is deemed non-material and rated an a B.
300752897	e4c164f6-2929-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA Review		03/20/2018: CDA Received, supports appraised value.”
300752898	8a868d1f-842b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception
Based upon amounts disclosed in Sections A & B of the final Closing Disclosure, it appears that dual compensation is taking place. Section 12 CFR 226.36(d)(2) states that if any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction. Provide evidence the credit report was not paid directly to the broker as reflected on the final Closing Disclosure. Additional conditions may apply upon receipt.
															03/23/2018: The Credit Report was paid by the broker and the CD is showing that we credited the broker back. Attached is a copy of the credit report invoice.	03/27/2018: Invoice provided that shows the amount collected by the broker was the exact amount invoiced from the service provider. Finding cleared.
300752898	1493c55c-67d5-4ef1-80bd-7ec93a762c02	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/19/2018: This finding is not material. Loan will be graded B for all agencies
300752898	20c2a027-5529-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300752898	94287ccf-234f-4cf7-8888-b2c26562c590	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	A	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $X,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXX. Cure provided on post consummation CD.
03/19/2018: Post Consummation provides a cure. Loan will be graded B for all agencies
300752898	2630245a-b783-433e-8036-3ebeb0ea6855	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	A	A	A	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final CD is missing required data under the Loan Disclosures section for the field titled Escrow Account. The reason why an escrow account was not established is not disclosed. Either the box for "you declined it" or "your lender does not offer one" must be checked. Cure provided on post consummation CD.
03/19/2018: Post Consummation provides a cure. Loan will be graded B for all agencies
300752898	af5a85ae-5629-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value
300752899	75b71724-4d2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XX,XXX. A cost estimator from the insurer was not provided.
															03/21/2018: The policy provided has additional coverage of XX%= $XXX,XXX to bring the insured amount to $XXX,XXX. Thank you	03/28/2018: Additional information was provided that reflects the policy has an additional 25% of coverage. Finding cleared.			Years on Job Borrower has 16 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.3 months reserves
300752899	36c7dd36-4d2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	XXXXXX XXXX XXXX not provided.	03/21/2018: Final ALTA and Note for XXX XXXX. Thank you	03/28/2018: Note provided, finding cleared.			Years on Job Borrower has 16 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.3 months reserves
300752899	cefc7886-9f3e-4770-baee-23060c6d4114	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender.		03/20/2018: This finding is not material. Loan will be graded B for all agencies			Years on Job Borrower has 16 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.3 months reserves
300752899	238e9ed3-572c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																03/20/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Years on Job Borrower has 16 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.3 months reserves
300752899	218c5526-502c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

04/03/2018: FedEx label for tracking. Thank you 04/02/2018: LOE, check and PCCD for tolerance cure. Thank you 03/28/2018: Sorry- please disregard this attachment. For another loan. Thanks 03/21/20018: COC reflecting appraisal fee increase with last LE 1/26/18. Thank you.

04/04/2018: Lender provided missing proof of delivery of revised CD, refund check and letter of explanation. Non material per SFIG guidance. Loan will be graded B for all agencies04/03/2018: Lender provided corrected CD, LOE, copy of check and disclosure tracking; however, proof of delivery is missing (Mailing label etc.). Exception remains.03/30/2018: Lender responded the attachment was for another loan, disregard attachment.  Exception remains.03/29/2018: Lender responded the attachment was for another loan, disregard attachment.  Exception remains.03/28/2018: An appraisal value increase is not a valid change that would allow the cost of the appraisal to increase.  Finding remains.
Years on Job Borrower has 16 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.3 months reserves
300752899	74536f61-4d2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.			Years on Job Borrower has 16 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.3 months reserves
300752900	d893b2d6-6478-4ac1-9c60-30027ab3f075	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
 Full Documentation Loan was approved as Full documentation income loan ; Years on Job Borrower has 13 years on job and Co-Borrower has 19 years on job; No Mortgage Lates 0 x 30 days late in the most recent 84 months reviewed

300752900	ad599580-a72b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Flood Certification despite evidence of a credit report in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Full Documentation Loan was approved as Full documentation income loan ; Years on Job Borrower has 13 years on job and Co-Borrower has 19 years on job; No Mortgage Lates 0 x 30 days late in the most recent 84 months reviewed

300752900	1bac6606-a72b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value
 Full Documentation Loan was approved as Full documentation income loan ; Years on Job Borrower has 13 years on job and Co-Borrower has 19 years on job; No Mortgage Lates 0 x 30 days late in the most recent 84 months reviewed

300752902	a08e11d9-0084-4fac-a00a-0264c56fc96f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosures. If the lender and the broker are not affiliated with any other businesses please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300752902	919e5c3d-4996-465c-b763-ddc195a98245	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The CD in file is missing the Flood Determination Fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.		Exception is deemed non-material with a final rating of a “2”.
300752902	e3b5bdaf-4f2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing the corresponding CD for the Changed Circumstance Form dated XX/XX/XXXX as the loan amount has increased from $XXX,XXX to $XXX,XXX. No Cure - Missing Doc Not Provided.	03/23/2018: The referenced document dated X/XX/XX is not a valid Change of Circumstance. Here is the COC for the loan amount increase. Thank you.	03/28/2018: Lender provided COC's for CD dated XX/XX/XXXX and XX/XX/XXXX which matches the disclosure tracking information of CD's sent to borrower. Finding cleared.
300752902	7f7bcf51-4e2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/21/2018: CDA Received, supports appraised value.
300752903	6c984c46-a12b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX . A cost estimator from the insurer was not provided.
04/03/2018: Cost Estimator 03/22/2018: HOI
04/04/2018: Lender provided reconstruction cost estimator.  Exception cleared.03/28/2018: Lender provided HOI with insufficient coverage. Dwelling coverage is $XXX,XXX with additional coverage of $XX,XXX for total of $XXX,XXX. Loan amount is $XXX,XXX which leaves shortage of $XXX,XXX. Finding remains.

 Years in Field Borrower has 17 years in field.; No Mortgage Lates Credit report  verifies 26 months payment history with no late payments reported.; Years in Primary Residence Borrower has  resided in subject for 4 years.

300752903	dc4ca181-035d-44a9-9e11-00303142ce63	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for both the mortgage broker and lender.		03/19/2018: This finding is deemed not material. Loan will be graded a B for all agencies.
 Years in Field Borrower has 17 years in field.; No Mortgage Lates Credit report  verifies 26 months payment history with no late payments reported.; Years in Primary Residence Borrower has  resided in subject for 4 years.

300752903	6cccca63-a512-420f-9885-f8cc9566c53b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Missing Broker Affiliated Business Disclosure		03/19/2018: Exception is deemed non-material with a final rating of a “2”.
 Years in Field Borrower has 17 years in field.; No Mortgage Lates Credit report  verifies 26 months payment history with no late payments reported.; Years in Primary Residence Borrower has  resided in subject for 4 years.

300752903	8daf13d7-a12b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
03/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years in Field Borrower has 17 years in field.; No Mortgage Lates Credit report  verifies 26 months payment history with no late payments reported.; Years in Primary Residence Borrower has  resided in subject for 4 years.

300752903	f8aec84e-1e99-449a-b977-e81c4aa61c70	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Courier, Title - Lender Title Insurance, Title - Notary, Title - Sub Escrow, and Title - Wire Transfer fees are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for Title - Courier, Title - Lender Title Insurance, Title - Notary, Title - Sub Escrow, and Title - Wire Transfer fees.  The Title - Courier, Title - Lender Title Insurance, Title - Notary, Title - Sub Escrow, and Title - Wire Transfer fees should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
03/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years in Field Borrower has 17 years in field.; No Mortgage Lates Credit report  verifies 26 months payment history with no late payments reported.; Years in Primary Residence Borrower has  resided in subject for 4 years.

300752903	226692ad-a32b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
 Years in Field Borrower has 17 years in field.; No Mortgage Lates Credit report  verifies 26 months payment history with no late payments reported.; Years in Primary Residence Borrower has  resided in subject for 4 years.

300752905	ef6a281e-512c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History
Guidelines require satisfactory housing payment history for XX months.  Payment history not provided on credit report for subject property first lien and property #X on the initial loan application..  VOM/VOR required to verify.
Received satisfactory VOM for subject property first lien and payment history for property # 4. Condition cleared.
 CLTV is lower than guideline maximum Loan qualified with HCLTV of 47.57%; Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 33.5 months’ reserves; Years in Primary Residence Borrower has resided in subject for 6 years

300752905	7ae77992-9dac-4988-9911-82e28960dd8b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum Loan qualified with HCLTV of 47.57%; Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 33.5 months’ reserves; Years in Primary Residence Borrower has resided in subject for 6 years

300752905	888e02fb-6979-4adb-8d88-57b47514f655	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Broker's Application is dated XX/XX/XXXX.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum Loan qualified with HCLTV of 47.57%; Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 33.5 months’ reserves; Years in Primary Residence Borrower has resided in subject for 6 years

300752905	a59e41eb-a2db-48a3-ae87-e5025dba9554	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum Loan qualified with HCLTV of 47.57%; Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 33.5 months’ reserves; Years in Primary Residence Borrower has resided in subject for 6 years

300752905	78a4088f-bd8d-4c9d-b96b-815d2681c686	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Credit Report Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The Final CD reflects a Credit Report Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															03/26/2018: copy of CD , Refund Check, LOE and proof of delivery	03/28/2018: Lender provided copy of refund check, letter of explanation, revised CD and proof of delivery. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum Loan qualified with HCLTV of 47.57%; Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 33.5 months’ reserves; Years in Primary Residence Borrower has resided in subject for 6 years

300752905	41c4f23f-e329-47d2-b196-ae24ab82bf06	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure does not indicate a Closing Costs Financed figure. The correct amount should be $XXX.XX.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum Loan qualified with HCLTV of 47.57%; Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 33.5 months’ reserves; Years in Primary Residence Borrower has resided in subject for 6 years

300752905	4ca20f2d-552c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
 CLTV is lower than guideline maximum Loan qualified with HCLTV of 47.57%; Reserves are higher than guideline minimum DU requires no reserves, loan qualified with 33.5 months’ reserves; Years in Primary Residence Borrower has resided in subject for 6 years

300752906	c1856132-4b2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception
The loan application reflects the subject is the purchase of a primary residence and the current residence will be retained.  The file includes a letter from the borrowers stating the subject is being purchased for their parents and as such should qualify to purchase the subject as an owner-occupied transaction.  DU was submitted as an owner-occupied transaction.  Clarification on occupancy is required as this appears to be a non-owner-occupied transaction.
																03/29/2018 Review of FNMA guides indicate that children purchasing a property for a parent can be considered owner occupant. Condition cleared.			Years on Job Borrower has 11 years on job and Co-Borrower has 5 years on job; Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 30.40 months reserves
300752906	eeb794aa-422c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
															3/22/2018 - Evidence of insurance cost estimator	03/28/2018 - Cleared per lender.			Years on Job Borrower has 11 years on job and Co-Borrower has 5 years on job; Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 30.40 months reserves
300752906	10683f8b-9e3c-4c7e-8469-96162f395db3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for broker and lender		03/20/2018: Exception is deemed non-material with a final rating of a “2”.			Years on Job Borrower has 11 years on job and Co-Borrower has 5 years on job; Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 30.40 months reserves
300752906	a47ae216-482c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																03/20/2018: Exception is deemed non-material with a final rating of a “2”.			Years on Job Borrower has 11 years on job and Co-Borrower has 5 years on job; Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 30.40 months reserves
300752906	39bafff6-412c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”			Years on Job Borrower has 11 years on job and Co-Borrower has 5 years on job; Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 30.40 months reserves
300752907	d6e52d9f-592c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 2nd lien note	XXXXXX XXXX XXXX not provided.	04/03/2018: XXXX for XXX TD 03/22/2018: XXX TD	Lender provided XXX XXXX XXXX. Exception cleared.03/28/2018: Documents provided do not include the XXXXXX XXXX XXXX, please provide the XXXXXX XXXX XXXX. Exception remains.
 Reserves are higher than guideline minimum Loan qualified with 10.30 months reserves; No Mortgage Lates 0 x 30 days late in the most recent 13 months reviewed ; Years Self Employed Co-Borrower has 10 years Self Employed

300752907	d18b922f-366c-4997-b5ad-03c190b8bf29	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Loan qualified with 10.30 months reserves; No Mortgage Lates 0 x 30 days late in the most recent 13 months reviewed ; Years Self Employed Co-Borrower has 10 years Self Employed

300752907	8b24c56c-702c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Loan qualified with 10.30 months reserves; No Mortgage Lates 0 x 30 days late in the most recent 13 months reviewed ; Years Self Employed Co-Borrower has 10 years Self Employed

300752907	ed59c7ef-592c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Loan qualified with 10.30 months reserves; No Mortgage Lates 0 x 30 days late in the most recent 13 months reviewed ; Years Self Employed Co-Borrower has 10 years Self Employed

300752907	531cefbc-3fbb-409a-b08c-252d4dcf476d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as years X - XX $XX,XXX.XX, the calculated payment amount for years X - XX $X,XXX.XX. The lender included non-occupied estimated taxes and insurance into the calculation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Loan qualified with 10.30 months reserves; No Mortgage Lates 0 x 30 days late in the most recent 13 months reviewed ; Years Self Employed Co-Borrower has 10 years Self Employed

300752907	2c8e843f-4ff0-490c-ba21-a919246b37a5	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender included a non-occupied properties taxes and insurance into the calculation. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Loan qualified with 10.30 months reserves; No Mortgage Lates 0 x 30 days late in the most recent 13 months reviewed ; Years Self Employed Co-Borrower has 10 years Self Employed

300752907	61593280-592c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.”
 Reserves are higher than guideline minimum Loan qualified with 10.30 months reserves; No Mortgage Lates 0 x 30 days late in the most recent 13 months reviewed ; Years Self Employed Co-Borrower has 10 years Self Employed

300752908	af7220e7-b42b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects required reserves of $XX,XXX.XX to cover the XXXX XX-day account. The loan file contains an updated statement which reflects a balance of $X,XXX.XX. Verified assets does not cover the required reserves as submitted to DU.
															03/20/2018: Please clarify what you are asking for? The DU cert requires $XXXX.XX to be verified. after down payment, borrower still has $XXXX.XX left.	03/28/2018: Upon further review, exception cleared.			Years on Job Borrower has 10 years on job
300752908	8c657345-b52b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception
Based upon amounts disclosed in Sections A & B of the final Closing Disclosure, it appears that dual compensation is taking place. Section 12 CFR 226.36(d)(2) states that if any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction. Provide evidence the credit report was not paid directly to the broker as reflected on the final Closing Disclosure. Additional conditions may apply upon receipt.
															03/20/2018: The credit report fee was paid by the broker. Invoice attached. CD is correct based on this.	03/28/2018: Lender provided the credit report invoice. Exception cleared.			Years on Job Borrower has 10 years on job
300752908	e1d8594c-1070-4f25-8747-ba242e954d1b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and Broker.		03/19/2018: This finding is not material. Loan will be graded B for all agencies			Years on Job Borrower has 10 years on job
300752908	6eee31f8-317d-4a60-8d0d-e57d5a519535	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and Reinspection Fee disclosed in section B of the final Closing Disclosure is paid to the Broker and should be paid to the service provider or FBO the service provider. Additionally, a Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Years on Job Borrower has 10 years on job
300752908	1292c48f-a464-4e1b-aab6-aba47c3f42dc	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $8,776.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.XX
																03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Years on Job Borrower has 10 years on job
300752908	b07f285e-01bd-47ff-b274-d59702404f12	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final CD is missing required data under the Loan Disclosures section for the field titled Escrow Account. The reason why an escrow account was not established is not disclosed. Either the box for "you declined it" or "your lender does not offer one" must be checked.
																03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Years on Job Borrower has 10 years on job
300752908	08e6c04f-b52b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title – CPL Fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The  Title – CPL Fee should be listed in section C of the CD.
																03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			Years on Job Borrower has 10 years on job
300752908	90536213-a32b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.			Years on Job Borrower has 10 years on job
300752909	f3ea86ce-792c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Co-Borrowers income must be supported by a pay stub dated no earlier than XX days prior the initial loan application date. The loan file contains a pay stub with period ending date of XX/XX/XXXX which exceeds the DU Underwriting findings requirements.
															04/03/2018: Please see attachment.	04/04/2018: Lender provided pay stub for co-borrower within XX days of application. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 55.20 months reserves; Years on Job Borrower has 7 years on job

300752909	dcc11a3a-73cd-4c52-b327-2dedcc4affc1	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 55.20 months reserves; Years on Job Borrower has 7 years on job

300752909	43abc6c1-caf7-4e04-95c4-69d68289d80d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 55.20 months reserves; Years on Job Borrower has 7 years on job

300752909	aab75b11-792c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 55.20 months reserves; Years on Job Borrower has 7 years on job

300752909	da214f9b-f926-435b-aabd-36a97ed38279	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years X - XX $X,XXX.XX, the calculated payment amount is Years X - XX $X,XXX.XX.
															03/26/2018: Please see attachment.	03/28/2018: Lender provided corrected CD and verification of borrower's receipt. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 55.20 months reserves; Years on Job Borrower has 7 years on job

300752909	861e4b00-162d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list the correct number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
Exception deemed non-material, with a final rating of a B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 55.20 months reserves; Years on Job Borrower has 7 years on job

300752909	6f6c05d3-f7e8-4cc2-978e-2c313cf942c4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower / co-borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 55.20 months reserves; Years on Job Borrower has 7 years on job

300752909	ce524af6-782c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 55.20 months reserves; Years on Job Borrower has 7 years on job

300752910	c43ea623-4da8-4ab0-91eb-50d519cf8819	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/20/2018: Exception is deemed non-material with a final rating of a “2”.
300752910	da837040-a7a7-4811-93b4-1296d594c99c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Missing Broker Affiliated Business Disclosure		03/20/2018: Exception is deemed non-material with a final rating of a “2”.
300752910	926532c2-562c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
03/20/2018: Exception is deemed non-material with a final rating of a “2”.`
300752910	2c40bf02-572c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300752911	703b42db-bab2-4735-8615-90878eddc28b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Additionally, the Title – Inspection Fee is reflected in Section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The  Title – Inspection Fee should be listed in Section C of the CD.
03/20/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300752911	f637c7c3-592c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee disclosed in Section H of the final Closing Disclosure is missing the name of the service provider.		03/20/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300752911	da4faaa0-502c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/19/2018: CDA Received, supports appraised value.
300752912	3780ad9c-ab01-432c-bee7-c1c8520f411e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Exception deemed non material, with a final grade of a B for all agencies.
300752912	0339a6dd-742b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/19/2018: CDA Received, supports appraised value.
300752913	05b84e3d-786d-4bb3-a411-cabce139b1c9	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from Lender and Broker.		Finding deemed non-material, loan will be graded a B for all agencies
300752913	c9f88491-992b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in Section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of “loan costs”. The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300752913	808dc5b0-992b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
300752914	fc29aa1b-4b2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX with XXX% extended coverage taking the amount to $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XX,XXX.XX. A cost estimator from the insurer was not provided.
03/23/2018 - Attached per lender03/28/2018 - Finding remains as we are still short sufficient coverage, please submit cost estimator to verify dwelling cost of new.
03/29/2018 Insurance page confirms that coverage is based on cost estimator and cost to rebuild home. Condition cleared. 03/28/2018 - Finding remains as we are still short sufficient coverage, please submit cost estimator to verify dwelling cost of new.
Years in Primary Residence Borrower has resided in subject for 3 years; No Mortgage Lates 0 x 30 days late in the most recent 27 months; Years on Job Borrower has 11 years on job
300752914	9a53447c-5b2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.	03/26/2018: Attached	03/28/2018: VVOE within 10 days of the note provided, finding cleared.			Years in Primary Residence Borrower has resided in subject for 3 years; No Mortgage Lates 0 x 30 days late in the most recent 27 months; Years on Job Borrower has 11 years on job
300752914	2e93b67c-4b2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																Non-material per SFIG guidance, loan will be graded a B for all agencies.			Years in Primary Residence Borrower has resided in subject for 3 years; No Mortgage Lates 0 x 30 days late in the most recent 27 months; Years on Job Borrower has 11 years on job
300752914	a38456f1-5a2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
																Non-material per SFIG guidance, loan will be graded a B for all agencies.			Years in Primary Residence Borrower has resided in subject for 3 years; No Mortgage Lates 0 x 30 days late in the most recent 27 months; Years on Job Borrower has 11 years on job
300752914	60c990df-4b2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.			Years in Primary Residence Borrower has resided in subject for 3 years; No Mortgage Lates 0 x 30 days late in the most recent 27 months; Years on Job Borrower has 11 years on job
300752915	a6cfa6fc-ae2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing for the co-borrower.	03/22/2018: Co-borrower VVOE	03/28/2018: Lender provided co-borrower's VVOE. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26 months reserves; No Mortgage Lates Credit report verifies 56 months’ payment history with no late payments reported.; Years on Job Borrower has 11 years on the job.

300752915	76004901-ae2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Co-Borrower's income be documented with a paystub and a W-2 from the prior year, or a standard Verification of Employment. The loan file contains the Co-Borrower’s W-2 from the prior year. Copies of the Co-Borrower's paystub or a standard Verification of Employment for the current employer is missing.
															03/22/2018: This was his first paystub since it was a new job	03/28/2018: Lender provided co-borrower's paystub. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26 months reserves; No Mortgage Lates Credit report verifies 56 months’ payment history with no late payments reported.; Years on Job Borrower has 11 years on the job.

300752915	096da74b-ab2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing proof of income for the co-borrower.	03/22/2018: Co-borrower's income provided	03/28/2018: Lender provided Co-borrower's pay stub and VVOE. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26 months reserves; No Mortgage Lates Credit report verifies 56 months’ payment history with no late payments reported.; Years on Job Borrower has 11 years on the job.

300752915	cf5521ad-ab2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/20/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26 months reserves; No Mortgage Lates Credit report verifies 56 months’ payment history with no late payments reported.; Years on Job Borrower has 11 years on the job.

300752915	f3b506df-3b2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The final Closing Disclosure or evidence the Closing Disclosure signed at closing provided final figures is missing from the loan file. Additional conditions may apply.	03/22/2018: Final signed CD
03/29/2018: Lender confirmed CD is the final CD. Condition cleared. 03/28/2018: Lender provided consummation CD.  The loan closed in a dry funding state, need verification the fees on the consummation CD are the final figures.  Exception remains.

 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26 months reserves; No Mortgage Lates Credit report verifies 56 months’ payment history with no late payments reported.; Years on Job Borrower has 11 years on the job.

300752915	a0f55e2c-ac2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26 months reserves; No Mortgage Lates Credit report verifies 56 months’ payment history with no late payments reported.; Years on Job Borrower has 11 years on the job.

300752916	d38f0a45-050a-4583-a45e-3abd6b714e4c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																03/19/2018: Exception is deemed non-material with a final rating of “2”			Years on Job Borrower has 22 years on job. ; Years in Primary Residence Borrowers have resided in subject for 12 years.; No Mortgage Lates No housing lates in prior 80 months.
300752916	3669e452-902b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”			Years on Job Borrower has 22 years on job. ; Years in Primary Residence Borrowers have resided in subject for 12 years.; No Mortgage Lates No housing lates in prior 80 months.
300752917	0710d7e2-f134-487a-a806-e452814f4b6b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/19/2018: This finding is not material. Loan will be graded B for all agencies
300752917	7be46b6e-544e-4d08-a7c3-b434421d680c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure is missing from the loan file.		03/19/2018: This finding is not material. Loan will be graded B for all agencies
300752917	939911c6-a812-4860-ab4e-f96d530e95f4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	The initial Loan Estimate dated XX/XX/XXXX containing the Appraisal Disclosure is missing from the loan file.		03/19/2018: This finding is not material. Loan will be graded B for all agencies
300752917	4deb7ad2-3746-46b2-a510-e1a40aec8c8e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	The HUD Homeownership Counseling Disclosure is missing from the loan file.		03/19/2018: This finding is not material. Loan will be graded B for all agencies
300752917	450dc9b4-87c7-499f-aba7-d7d247ff1afe	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file.		03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300752917	5fadce11-882b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300752917	f49fc9d2-6ee1-4832-b79f-0517c595f9b3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	The initial Loan Estimate dated XX/XX/XXXX is missing from the loan file. Additional conditions may apply.	03/21/2018: Full Disclosure package from X-XX	03/28/2018: Lender provided initial LE. Finding cleared.
300752917	eb27c628-852b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	571 - Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value.
300752918	81d437a0-ad2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage.	03/26/2018: Attached.	03/28/2018: Upon further review, Exception cleared.
 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 1.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 765; Years in Field Borrower has 3 years in Field

300752918	c43a249a-d3bd-404a-a2e1-69be091638a4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		03/20/2018-exception is deemed non-material with a final rating of a “2”.
 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 1.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 765; Years in Field Borrower has 3 years in Field

300752918	e803c1f9-b02b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 1.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 765; Years in Field Borrower has 3 years in Field

300752919	860a275f-00ff-44c1-81e7-8f852b871558	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure. Additional conditions may apply.	03/21/2018: Affiliated Business Disclosure - e-signed
03/28/2018: Lender provided the Broker's Affiliated Business Disclosure, still missing the Lender's Affiliated Business Disclosure. Exception deemed non material with a final grade of a B for all agencies. 03/19/2018: Exception deemed non material with a final grade of a B for all agencies.

300752919	5b7f3709-ae2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing Rate Lock Agreement.	03/21/2018: Rate Lock Agreement - e-signed	03/28/2018: Lender provided Rate Lock Agreement, exception cleared.
300752919	adc71bd5-615a-491f-9fab-89251efcf7e1	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Funding Fee, Processing Fee, and Underwriting Fee reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section XXXX.XX(X): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (X)(X), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/28/2018: Upon further review, exception cleared.03/19/2018: The exception is deemed non-material with a final rating of a “2.
300752919	fbb8c6df-ac2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/21/2018: Flood Certificate Attestation
03/28/2018: Lender provided an attestation that the borrower was not charged a flood certification fee for this loan, exception cleared.03/19/2018: Exception deemed non material, with a final grade of a B for all agencies.

300752919	0ae52abc-0473-41e8-8938-73498de92a5b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure		03/19/2018: The exception is deemed non-material with a final rating of a “2
300752919	cd121095-ac2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300752920	720ce599-4eee-423d-a54c-5097d4e41f56	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Right To Cancel Form	Right to Cancel form is missing from the file.	03/20/2018 - Notice of Right to Cancel	03/28/2018 - Cleared per lender.
300752920	b654dc50-742b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300752920	bda15d07-9b2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
Section X. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected and is missing the payee. Under XXXX.XX(g)(2)(i)-(iv) and XXXX.XX(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300752920	b454dc50-742b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third Party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300752921	51427ee1-fd51-4f4f-80aa-f362e28f2307	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.
300752921	f9cf4db1-7f2c-4912-9553-8b41137deaf3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies.
300752921	b328c20b-3a3e-4ff9-8d4f-8af40b9b64c6	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
$XXXXX.XX points and fees exceeds $XXXXX.XX threshold. To verify bona fide discount points please provide the rate sheet or some form of proof that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
03/29/2018: Bona Fide discount points. XX/XX/XXXX: Rate Lock
03/30/2018: Lender provided rate lock information with par rate, discount points verified as bone fide, exception cleared.03/28/2018: Lender provided rate sheet verifying the discount points were associated with the rate lock; however, did not provide rate sheet to verify the points led to a discount in rate.  Exception remains.

300752921	d56dc11a-039e-4eca-8d61-0d67a160e9a7	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300752921	b99b9c55-352c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.
300752922	871f0864-6dd0-4762-8fb5-3d80258baa1c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
03/19/18: This finding is deemed non-material and rated an B.
300752922	48e78b71-912b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		“03/20/2018: CDA Received, supports appraised value.”
300752923	dbea7520-1aaa-454e-ae4d-d0cc83cebbfe	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		03/19/2018: This finding is not material. Loan will be graded B for all agencies
300752923	4fab8990-7e2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300752923	070e9620-8a2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300752923	1ef664c3-64de-438c-a735-416c066019d4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled File #. The File # is missing.		03/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300752923	c1bd14c0-7e2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value.
300752924	036ed7d4-8953-4045-9a81-1aa34b8f74e1	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300752924	2ee74f95-b32b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for CD as the rate has increased from X.XX% to X.XX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	03/27/2018: Please see attached COC for this loan.	03/28/2018: Lender provided COC. Exception cleared.
300752924	2d6d602f-a82b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300752925	abf2ea65-f32f-43ba-a06e-816162051040	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		03/21/2018: Exception is deemed non-material with a final rating of a “2”.
300752925	80bb6019-4e2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/21/2018: Exception is deemed non-material with a final rating of a “2”.
300752925	b95bd3bb-4d2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/21/2018: Received CDA, condition cleared
300752926	e93c8ce2-af2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).

300752926	0e2d7b35-b02b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.”
300752927	5380e155-6d98-4dc4-a885-5c86152cae45	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		This exception is deemed non-material with a final grade of B.
300752927	07df37d5-2229-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of “loan costs”. The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
This exception is deemed non-material with a final grade of B.
300752927	462e03fa-2229-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300752928	b192b8b6-8f4f-411a-94da-bd62dca38359	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300752928	ff00ceb6-8129-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		CDA Received, supports appraised value.
300752929	0241e406-672b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing verbal verification of employment	Missing the VVOE for both borrowers within 10 days of the note date.	03/28/2018: This is a high balance loan and a VOE can be done after closing. Please clear. 03/21/2018: VOEs for both borrowers	03/29/2018: Lender provided VVOE. Exception cleared.03/28/2018: Lender provided post close VVOE's for borrowers'. Exception remains.
 Reserves are higher than guideline minimum Borrowers have 8 months reserves, ; FICO is higher than guideline minimum FICO 765 > 720; DTI is lower than guideline maximum DTI of 80% did not exceed the max of 80% .

300752929	b01fab23-dad1-423d-b584-a7dfd86d7666	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		This exception is deemed non-material with a final grade of B.
 Reserves are higher than guideline minimum Borrowers have 8 months reserves, ; FICO is higher than guideline minimum FICO 765 > 720; DTI is lower than guideline maximum DTI of 80% did not exceed the max of 80% .

300752929	defe9c36-9228-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of “loan costs”. The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
This exception is deemed non-material with a final grade of B.
 Reserves are higher than guideline minimum Borrowers have 8 months reserves, ; FICO is higher than guideline minimum FICO 765 > 720; DTI is lower than guideline maximum DTI of 80% did not exceed the max of 80% .

300752929	da3f5f1e-9228-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
 Reserves are higher than guideline minimum Borrowers have 8 months reserves, ; FICO is higher than guideline minimum FICO 765 > 720; DTI is lower than guideline maximum DTI of 80% did not exceed the max of 80% .

300752930	92fbf0f3-8020-4b3a-831e-65dc3ed861a3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee/Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
3/19/18: This finding is deemed non-material and rated an B.
300752930	db2ecb3e-2d42-4b42-8dc9-c0397816b581	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for Final CD as the Transfer Taxes has increased from XXXX.XX to XXXX.XX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided..		3/19/18: Post consummation CD received curing the error. Finding is deemed non-material and rated an B.
300752930	77842dcf-cfa5-450d-a6b8-f3866090f68b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The initial LE reflects Transfer Taxes of $XXXX.XX with no resulting COC for subsequent disclosures. The Final/Funding CD reflects taxes in Section E of $XXXX.XX resulting in a variance of $XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
3/19/18: Post consummation CD received curing the error. Finding is deemed non-material and rated an B.
300752930	429f68f6-7c2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300752931	3cf2d209-3829-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Third party fraud tool missing from file	03/28/2018 - Attached per lender.	03/28/2018 - Cleared per lender.
 DTI is lower than guideline maximum AUS maximum DTI of 43%, loan qualified with DTI of 33.81%; Reserves are higher than guideline minimum AUS require 0 months reserves, loan qualified with  55.40 months reserves

300752931	c870c298-b03a-4e95-a752-33e7b6e9c732	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Title Lender Title insurance  of $XXX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects a Title Lender Title Insurance of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
03/19/2018: Cured at closing and refund was given. Exception has a final grade of B.
 DTI is lower than guideline maximum AUS maximum DTI of 43%, loan qualified with DTI of 33.81%; Reserves are higher than guideline minimum AUS require 0 months reserves, loan qualified with  55.40 months reserves

300752931	64223b13-fccf-4ddc-bacb-7326487ba852	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file. No Cure.		03/19/2018: Exception is deemed non-material with a final rating of B
 DTI is lower than guideline maximum AUS maximum DTI of 43%, loan qualified with DTI of 33.81%; Reserves are higher than guideline minimum AUS require 0 months reserves, loan qualified with  55.40 months reserves

300752931	61cdb943-3829-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
 DTI is lower than guideline maximum AUS maximum DTI of 43%, loan qualified with DTI of 33.81%; Reserves are higher than guideline minimum AUS require 0 months reserves, loan qualified with  55.40 months reserves

300752933	506ebb8d-526c-4998-bdeb-909a22517a8b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300752933	9ae8ac94-01da-49af-8cd2-d53f1371a884	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects charges for Title-Lenders Insurance in Section C. The borrower selected their own service provider. Those fees should be reflected in section B.  Provide corrected CD and LOE to the Borrower
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300752933	00c4a2ee-25ed-4e4d-9241-4d2ce9e0ec74	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXXXXX.XX, an over disclosure of $XXXX.XX.
															03/22/2018: Please see attached email from compliance confirming points are bona fide. Rate Lock Fee of $X,XXX was POC and not a charge, and refund was given on page 3 of the CD.	03/28/2018: Lender provided documentation that Discounts points are bona fide and Rate lock fee was credited to borrower. Exception cleared.
300752933	37340ce0-cd57-44e6-a633-99cc19ccb315	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXXX.XX.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300752933	707d96db-a72b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300752935	93696d29-b12b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).

300752935	98c3cfc3-a72b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.
300752936	ce72359f-6b94-417e-ba14-190d5006925a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300752936	0d0fff15-efe3-4849-8568-572a429beffa	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies
300752936	ec27c628-852b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300752936	917b53b5-1b29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.
300752937	3560c68d-862e-474b-b698-5941b295fa09	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300752937	0288c797-0005-e811-9cd9-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE as the loan amount has increased from $XXX,XXX.XX to $XXX,XXX.XX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	01/31/2018: Please see attached. :)	Lender provided COC form and same LE. Exception cleared.
300752937	ff52d7df-7800-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The final Closing Disclosure reflects charges for title-doc prep fee in Section H.  The borrowers selected their own service provider.  Those fees should be reflected in section C.  Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300752937	e394ef41-7200-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.	02/12/2018: CDA Received, supports appraised value, exception cleared.
300752938	1eb6287e-b5dd-4fdc-84eb-ec72e96d9112	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		03/16/2018: Exception is deemed non-material with a final rating of a “2”
300752938	4bbbc495-bb07-4508-8b51-43ecb879769a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/16/2018: Exception is deemed non-material with a final rating of a “2”
300752938	c9b5b047-7228-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
300752939	049714da-fb1e-4fd9-a7be-fef2b2a4b86c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300752939	f268113d-7d2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD matching the ALTA Settlement Statement is missing from the loan file. No Cure - Missing document not provided.	03/20/2018: Post Closing Attached you will find the Final Closing Disclosure that was signed at closing and the post closing closing disclosure.	03/28/2018: Lender provided consummation and funding CD. Exception cleared.
300752939	61f321a4-7d2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool is missing from file.		03/20/2018: CDA Received, supports appraised value.”
300752940	b64bf84b-6b28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from the Lender.		This exception is deemed non-material with a final rating of 2
300752940	a543f23f-6b28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of “loan costs”. The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
This exception is deemed non-material with a final rating of 2
300752940	dc1cb49c-1967-467f-b877-7438302c1f30	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA of $XX.XX.  Provide re-disclosed CD and letter of explanation..

300752940	94b06139-6b28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/19/2018: CDA Received, supports appraised value.
300752941	4e8bb282-8a2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.	03/22/2018: Prelim Title Policy	03/28/2018: Lender provided Preliminary Title. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.87%; Years in Field Borrower has 18 years in Field

300752941	f38841ba-8a2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided.	03/22/2018: Appraisal	03/28/2018: Lender provided Appraisal. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.87%; Years in Field Borrower has 18 years in Field

300752941	1b3f06b3-8432-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442)	03/29/2018: 1004D	03/30/2018: Lender provided 442 completion certificate. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.87%; Years in Field Borrower has 18 years in Field

300752941	d17ee555-8f8c-4d0c-a6c6-6f2400f09e39	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.87%; Years in Field Borrower has 18 years in Field

300752941	15c3288b-7032-47fe-a2ba-4f792253165b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided.		Finding deemed non-material, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.87%; Years in Field Borrower has 18 years in Field

300752941	27bdee0c-10ee-4e0b-b316-f9ddd3718544	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.87%; Years in Field Borrower has 18 years in Field

300752941	30d22910-b1c3-4f93-9845-ed680e7f8378	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing.	03/28/2018: Lender provided Funding CD and Disclosure tracking	03/28/2018: Lender provided Funding CD and Disclosure tracking. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.87%; Years in Field Borrower has 18 years in Field

300752941	928a9702-8a2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing Closing Disclosure/CD not in File-Subject is located in a dry funding state.  The file only contains the CD consummated at closing and is missing the funding CD.  Please provide proof of delivery.
															03/22/2018: Post-Close CD - A CD was not disclosed at Funding but it was reconciled after Closing. Disclosure Tracking evidencing delivery of PCCD	03/28/2018: Lender provided Funding CD and Disclosure tracking. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.87%; Years in Field Borrower has 18 years in Field

300752941	5cdd5f01-0cda-426b-b847-dbdcf779de63	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	The initial LE is required to be provided to the borrower within 3 standard business days of application, however the loan estimate is missing.	03/30/2018: LE and lock agreement uploaded. 03/29/2018: Please clarify what you need? The original condition was for the initial LE which was provided. 03/22/2018: Initial LE
04/02/2018: Lender provided LE Locked within 3 days of Rate Lock. Exception cleared.03/30/2018: Lender responded, wants clarification as to what is needed.  The loan file did not contain any Loan Estimates.  Provide the loan estimate disclosing the rate lock to verify the rate lock was disclosed within 3 days for timing requirements.  Exception remains.03/28/2018: Lender provided Initial LE; However LE dated XX/XX/XXXX is required to verify Locked and Discount fee increases. Exception remains.

 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.87%; Years in Field Borrower has 18 years in Field

300752941	80700e6a-8a2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		3/23 - CDA provided supporting appraised value.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.87%; Years in Field Borrower has 18 years in Field

300752943	4d722c71-f147-4e37-846c-9c61e1c5b766	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
300752943	b5a15bb3-e72a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
300752944	2754aef1-b52e-4f5f-b1a3-4d3f86ddab23	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/16/2018: This finding is not material. Loan will be graded B for all agencies
300752944	55ecdf99-3f29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The final Closing Disclosure or evidence the Closing Disclosure signed at closing provided final figures is missing from the loan file. Additional conditions may apply.	03/19/2018: CD
03/29/2018: Lender confirmed that they provided funding CD. Condition cleared. 03/27/2018: Lender provided consummation CD.  The loan closed in a dry funding state, need verification the figures on the consummation are the final figures.  Exception remains.

300752944	f28499f1-3e29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value.”
300752945	740c21be-91f0-4e60-81a6-a1011a8dadd2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/19/2018: This finding is not material. Loan will be graded B for all agencies
300752945	d3b7e016-5329-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value.
300752946	dee9f557-9128-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing an executed close out letter for the HELOC reflected on the title commitment.	03/23/2018: HELOC	03/27/2018: Lender provided executed closure letter. Exception cleared.			Years on Job Borrower has 12 years on job. ; No Mortgage Lates No housing lates in the prior 84 months. ; Years in Primary Residence Borrower has resided in subject for 8 years.
300752946	37921c90-9cc4-4a89-83c6-2f694981d921	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		03/19/2018: This finding is not material. Loan will be graded B for all agencies			Years on Job Borrower has 12 years on job. ; No Mortgage Lates No housing lates in the prior 84 months. ; Years in Primary Residence Borrower has resided in subject for 8 years.
300752946	87ae4621-9128-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value			Years on Job Borrower has 12 years on job. ; No Mortgage Lates No housing lates in the prior 84 months. ; Years in Primary Residence Borrower has resided in subject for 8 years.
300752947	4ac38649-9977-4529-a64d-8f3dec889c94	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This finding is deemed non-material and rated a B.
300752947	326b371d-7b28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
300752948	a6add734-cc23-4d71-9eb7-29fbac6246a6	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/16/2018: This finding is deemed non-material and rated an B.
300752948	c8a44f01-5129-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
300752949	c82f6f4c-e420-436a-8e36-bb049401afa4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material will be graded a B for all agencies.
300752949	cfa793fd-d994-4b78-b885-8ba209f4406c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		Finding deemed non-material will be graded a B for all agencies.
300752949	8da95722-942b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value
300752950	91bb9962-f599-4194-adb7-88020497cc63	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		03/16/2018: This finding is deemed not material. Loan will be graded a B for all agencies.
300752950	7e856244-4229-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300752951	ae4d2aa7-b32b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $xxxxxx.xx.  The loan amount is $xxxxx.xx which leaves a shortage of hazard insurance coverage for $xxxxxx.xx. A cost estimator from the insurer was not provided.
															03/20/2018: Please see attached from Insurance company stating Replacement cost. Also, additional replacement cost coverage is included in policy. Please clear	03/27/2018: Upon further review, exception cleared.
 Years in Field Borrower has 9 years in field ; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; Credit report verifies 86 months payment history with no late payments reported ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.06%

300752951	6126ae33-e917-4b49-8085-4e5cdbf7dc0e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years in Field Borrower has 9 years in field ; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; Credit report verifies 86 months payment history with no late payments reported ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.06%

300752951	427a5438-b22b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third Party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
 Years in Field Borrower has 9 years in field ; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; Credit report verifies 86 months payment history with no late payments reported ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.06%

300752952	c326713f-4729-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and title, and the mortgage.	03/21/2018: Corrected appraisal attached. Thank you	03/26/2018: Corrected appraisal provided.
300752952	cc181bab-07e6-446c-a306-afb37c5ce6df	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material will be graded a B for all agencies.
300752952	e03fe1fe-3850-4c5a-9546-6b67a0e07793	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		Finding deemed non-material will be graded a B for all agencies.
300752952	c41a9a1a-4729-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.
300752954	4ce59a43-8f3a-402b-91f0-af9355b5f797	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300752954	34da3f33-902b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value
300752955	e58988b5-782b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	Guidelines require 2 years personal tax returns with all schedules. Page 2 of prior 2 years personal returns not provided.	03/28/2018L Page 2 from 2015 & 2016 tax returns attached. Thank you	03/29/2018: Lender provided page 2 of the tax returns as required, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 931.30 months reserves

300752955	6ecfe78a-eb0f-44a2-9a0e-57ad9a3fa096	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 931.30 months reserves

300752955	17c5ff03-982b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing Closing Disclosure/CD not in File-Subject is located in a dry funding state.  The file only contains the CD consummated at closing and is missing the funding CD.  Please provide proof of delivery.
															03/21/2018: Final CD attached. Thank you!	03/27/2018: Lender provided funding CD. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 931.30 months reserves

300752955	b4f88491-992b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 931.30 months reserves

300752956	faaabd5c-cd24-4ed2-9312-61b4b62a62b8	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		This exception is deemed non-material with a final rating of a 2.
300752956	1e4a4266-8dac-425f-97e7-15836b4d9c76	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Closing Disclosure dated xx/xx/xxxx reflects the Finance Charge as $xxxxxx.xx vs. actual Finance Charge of $xxxxxx.xx. An under disclosure of $xxxx.xx which exceeds the $xxx allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															03/20/2018: APR calculation is accurate - fee in question is for personal representation and should not be included in the apr calculation.	03/26/2018: Certification the attorney fee in question was optional provided, finding cleared.
300752956	e35cbf31-9263-4c2d-8e28-cceffcd9a301	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions			This exception is deemed non-material with a final rating of a 2.
300752956	0b0a3fdb-5b29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraisal value.
300752957	c334263f-caf2-4ac2-99a0-a263b5cdc1f6	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This finding is deemed non-material and rated an B.
300752957	b8504082-892b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.		03/20/2018: CDA Received, supports appraised value
300752958	53471323-5229-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Not within client scope.
300752958	bf89ac64-2b61-4790-9e18-e4487b201c0a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Special Information Booklet/Home Loan Toolkit is missing from the loan file.		This finding is deemed non-material and graded a 2.
300752958	90b8922d-7611-4447-a0d8-8f3b35899e80	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing updated W.L.S.P. for service charges added to Borrower DID SHOP Fee (Section C) charges on revised L.E.	W.L.S.P missing from loan file.		This finding is deemed non-material and graded a 2.
300752959	5d4fb06d-2229-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $xxx,xxx.xx ($xxx,xxx.xx @ xxx%).  The loan amount is $xxx,xxx.xx which leaves a shortage of hazard insurance coverage for $x,xxx.xx . A cost estimator from the insurer was not provided.
03/20/2018: Please take another look at the Hazard Insurance supplied. Additional Replacement Cost Coverage of 125% is included in Policy. Coverage is sufficient as is. Please clear
04/02/2018 Cost estimator showing replacement costs of $xxx,xxx provided. Condition cleared. 03/27/2018: Hazard Insurance Policy indicates replacement cost at an additional 25% of Coverage A for a total coverage amount of $xxx,xxx.xx.  The loan amount is $xxx,xxx.xx which leaves a shortage of hazard insurance coverage for $xxxx.xx . A cost estimator from the insurer was not provided.

300752959	05463ef9-8a70-48ea-b282-a90812fb036f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		3/16/2018: Finding deemed non material and will be graded B for all agencies
300752959	38c6ff32-2532-4c68-aa73-ec12175b5e39	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet.		3/16/2018: Finding deemed non material and will be graded B for all agencies
300752959	cd2d5f7d-2029-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value
300752960	d59c7f5d-d5ce-4262-b721-8f4fd2df900c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This is considered non-material and will be given a grade of a "B".
300752960	2c708980-4229-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing third party valuation report.		03/20/2018: CDA Received, supports appraised value
300752961	bd6449bc-9695-496c-92d3-3ed99fd5ee38	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This finding is deemed non-material and graded a 2.
300752961	af30b47b-1e29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing third party valuation report.		03/20/2018: CDA Received, supports appraised value.”
300752962	c2125887-8ad7-4440-b057-ce40a146a5e5	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/19/2018: This finding is not material. Loan will be graded B for all agencies
300752962	6a1f9508-7828-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value
300752963	49246671-9528-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value
300752963	c8f6f792-e69b-4483-8433-1bce6b41bfc0	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		This exception is deemed non-material with a final rating of a 2.
300752963	e449169f-306d-43e9-8abc-ad6a88e4f46a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Examination and Title – Rundown/Record Fees are reflected in section B of the Closing Disclosure dated XX/XX/XXXX.  The borrower shopped for their own Title – Examination and Title – Rundown/Record Fees and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
This exception is deemed non-material with a final rating of a 2.
300752963	9a96d680-8ac5-48a4-a078-bc2145c70db4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															03/21/2018: Please re-review or send to management. All of the APR fees are set up correctly. Thank you	03/24/2018: Upon further review, Exception cleared.
300752963	dbbe4cc5-1ec0-4d8c-848d-fa8811bb7572	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
This exception is deemed non-material with a final rating of a 2.
300752964	f576c740-be7d-409d-919b-a6cea9d35f77	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non material and will be graded a B for all agencies.
300752964	f0adeb10-9428-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation report missing.		03/20/2018: CDA Received, supports appraised value.
300752965	7b9e4ce7-9f2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX @ XXX% replacement cost.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XX,XXX. A cost estimator from the insurer was not provided.
															03/20/2018: Please see attached from Geico which shows how they estimated replacement cost.	03/26/2018: Cost estimator provided which proves coverage is sufficient.			Years in Field Borrower has 10 years in Field
300752965	80de6c2e-10fb-4c13-8618-d3716f4db5f7	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/19/2018: This finding is not material. Loan will be graded B for all agencies			Years in Field Borrower has 10 years in Field
300752965	96994750-5628-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value			Years in Field Borrower has 10 years in Field
300752966	95f27ac0-7b2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.		03/20/2018: CDA Received, supports appraised value
300752967	2a8bc3f6-422a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The HOA Certification Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300752967	64129863-2429-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.”
300752968	abc044d0-aa16-43d0-9c72-ec12b6bf0586	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		This exception is deemed non-material with a final rating of a 2.
300752968	ad0e5ff7-ac27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/20/2018: CDA Received, supports appraised value
300752969	b35d56d8-8c2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Verbal Verification of Employment
A verbal verification of employment within 10 business days prior to the note date was required for all borrowers not using self-employment income for qualifying. Despite this requirement, the file does not contain a verbal verification of employment for any of the Borrower's 4 jobs.
															03/21/2018: WVOE'S	03/27/2018: Lender provided WVOE's for all employment dated within 10 business days of the Note, exception cleared.			Years on Job 25 years on same job.; Years in Primary Residence 13 years in primary residence.; No Mortgage Lates 0x30 for the last 26 months.
300752969	ebdf8744-a82b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing hazard insurance declaration
Hazard Insurance declaration provided in the file reflect an effective date after the loan disbursed. Provide a Hazard Insurance declaration reflecting the effective date prior to  the disbursement date.
															03/21/2018: Insurance	03/27/2018: Lender provided evidence hazard insurance was in place at the time of loan consummation, exception cleared.			Years on Job 25 years on same job.; Years in Primary Residence 13 years in primary residence.; No Mortgage Lates 0x30 for the last 26 months.
300752969	156d8ae2-8b2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to Appropriately Verify Income
The Borrower's income was to be documented with the most recent paystub and W-2s covering the most recent two-year period or a fully completed standard Verification of Employment (1005). The loan file contains the required documentation for the Borrower's first, third and fourth jobs listed on the loan application, however the file does not contain any income documentation for the second job.
															03/21/2018: WVOE	03/27/2018: Lender provided WVOE's for all employment, exception cleared.			Years on Job 25 years on same job.; Years in Primary Residence 13 years in primary residence.; No Mortgage Lates 0x30 for the last 26 months.
300752969	0db4a7b9-e78b-4faa-9f89-39eaa851116b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		This finding is deemed non-material and rated an B.			Years on Job 25 years on same job.; Years in Primary Residence 13 years in primary residence.; No Mortgage Lates 0x30 for the last 26 months.
300752969	2d277c4c-8d2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value			Years on Job 25 years on same job.; Years in Primary Residence 13 years in primary residence.; No Mortgage Lates 0x30 for the last 26 months.
300752970	565d2ee0-c58d-423f-beeb-b7a9db88a5ed	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Finding deemed non material and will be graded a B for all agencies.
300752970	32d8501a-4e28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value
300752971	6fc07459-c227-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		This exception is deemed non-material with a final rating of a 2.
300752971	c03890c5-c127-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA of $XXX.XX. Provide re-disclosed CD and letter of explanation.
This exception is deemed non-material with a final rating of a 2.
300752971	22146188-c127-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
300752972	ce1a3947-102a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		This finding is deemed non-material and rated a B.
300752972	7a65d882-9128-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDE Received, supports appraised value.
300752974	f4d5f53d-691f-4fa0-9ece-9b313ec4bad3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Finding deemed non-material, loan will be graded a B for all agencies
300752974	b118dde9-5928-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.
300752975	2a28abc2-2392-4ecd-9b7f-b4ece3e2683b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300752975	feab074e-cb27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.”
300752976	9e8c59a9-cbf1-4f58-9ad5-5350c6bcd348	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies
300752976	6f860032-e5c6-4350-95f4-dce7c5587212	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300752976	4aa45735-ab27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.”
300752979	329df5f8-a61f-47e9-beff-5dc098ff46ff	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	This finding is deemed non-material and graded a 2.
300752979	5d931400-3e35-45d3-8ab7-2ae66a28cef8	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		This finding is deemed non-material and graded a 2.
300752979	27a52113-391f-4e61-94b1-d912f9b69e70	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300752979	e527b431-ac27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300752980	5c2d16ed-7e28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
03/23/2018: copy of insurance policy with cost of replacement (see attached red box)
04/03/2018: Insurance policy quotes cost to rebuild the property. Coverage sufficient. Condition cleared. 03/27/2018: Updated the description with correct amount of shortfall. Lender provided HOI declaration; however there is still a shortfall of $XXX,XXX.XX .Exception remains.

 DTI is lower than guideline maximum Loan qualified with 36.69% DTI; FICO is higher than guideline minimum Loan qualified with 704 FICO.; CLTV is lower than guideline maximum Loan qualified with 65.12% CLTV

300752980	5d7f86de-7728-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/23/2018: copy of fraud report	03/27/2018: Lender provided Fraud Report. Exception cleared.
 DTI is lower than guideline maximum Loan qualified with 36.69% DTI; FICO is higher than guideline minimum Loan qualified with 704 FICO.; CLTV is lower than guideline maximum Loan qualified with 65.12% CLTV

300752980	b5371e01-70ea-4682-8c9d-ea8487e314b7	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Non-material, loan will be graded a B for all agencies
 DTI is lower than guideline maximum Loan qualified with 36.69% DTI; FICO is higher than guideline minimum Loan qualified with 704 FICO.; CLTV is lower than guideline maximum Loan qualified with 65.12% CLTV

300752980	e858be83-922c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property Taxes listed in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum Loan qualified with 36.69% DTI; FICO is higher than guideline minimum Loan qualified with 704 FICO.; CLTV is lower than guideline maximum Loan qualified with 65.12% CLTV

300752980	9199be89-7628-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.
 DTI is lower than guideline maximum Loan qualified with 36.69% DTI; FICO is higher than guideline minimum Loan qualified with 704 FICO.; CLTV is lower than guideline maximum Loan qualified with 65.12% CLTV

300752981	0c440046-209d-47f7-a7cc-ff4a8542d7cf	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300752981	d958745e-9d27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value
300752983	ab1d5788-3327-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.
300752985	bb4ab278-8e2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to Provide Hazard Insurance	The effective date of the hazard insurance is after the note/disbursement date. Please provide evidence of insurance at the time of closing. Additional conditions may apply.	03/20/2018: Insurance	03/27/2018: Lender provided insurance with effective date prior to closing. Exception cleared.			Reserves are higher than guideline minimum 32 months reserves.; No Mortgage Lates Borrower shows no mortgage lates. ; Years in Field Borrower has 11 years in field.
300752985	15121550-f526-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value			Reserves are higher than guideline minimum 32 months reserves.; No Mortgage Lates Borrower shows no mortgage lates. ; Years in Field Borrower has 11 years in field.
300752986	b568c2b8-0532-4555-9b9b-a8044f07ed05	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															03/27/2018: upload disclosure tracking	03/28/2018: Lender provided disclosure tracking proving borrower viewed CD. Exception cleared.
300752986	a426bb39-fd29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance. LE reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of ($XX.XX) to meet XX% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															03/29/2018: upload CD, refund check and fedex	03/30/2018: Lender provided copy of refund check, revised CD, letter of explanation and proof of delivery to the borrower, Non-material per SFIG guidance. Loan will be graded B for all agencies.
300752987	37dbff64-8a27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Exception is deemed non-material with a final rating of a 2.
300752987	45118673-8a27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2018: CDA Received, supports appraised value.
300752988	d144396d-7a28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA fee for REO #6 listed on the final application. 1008 has a different amount for HOA than document in file. Please provide accurate HOA documentation.	03/29/2018: HOA info XX/XX/XXXX Total on Taxes (XXX.XX), insurance (XX.XX) and HOA (XXXX) is $XXXX.XX. 03/21/2018: Total on Taxes (XXX.XX), insurance (XX.XX50) and HOA (XXX) is $XXXX.XX
03/30/2018: Lender provided Property detail report and HOA documentation reflecting HOA fees.  Exception cleared.03/27/2018: Lender provided HOA documentation for property #5 on application; updated Description for correct property.  Property #6 on the final application is missing accurate HOA figures. 1008 has a different amount for HOA than document in file. Please provide accurate HOA documentation for Property #6 on the final application. Exception remains.

300752988	af222053-de94-4797-a354-292b4bc18bf8	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		This finding is deemed non-material and graded a 2.
300752988	c731ce33-7a28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing third party valuation report.		03/20/2018: CDA Received, supports appraised value
300752990	f19eb6bd-afef-4e0d-b5cb-83184f54944b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
300752990	c0400bc0-8d87-4111-aaa8-bad8f2a7b010	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		Finding deemed non-material, loan will be graded a B for all agencies.
300752990	c33da05b-adfb-4a12-812f-414c431ff7de	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.
300752990	9aaef2cf-a827-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA report.		03/20/2018: CDA Received, supports appraised value.
300752991	ad9813d6-23bc-4797-880e-378928c9afb0	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		This finding is deemed non-material and rated a B.
300752991	5e8fcac7-e029-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.		03/20/2018: CDA Received, supports appraised value.
300752992	9d71a351-c82a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442)	03/22/2018: upload the "smoke detector" pics
03/29/2018: Appraisal was subject to smoke detectors being installed. Lender obtained photos confirming installation. It is a not a Lender requirement to have obtain a 442 for smoke detectors. Condition cleared. 03/27/2018: An Appraisal Completion Certificate (442) is required when the appraisal is completed subject to completion of repairs/alterations that affect the safety, soundness or structural integrity of the property. A certification of completion is required to confirm the necessary alterations or repairs have been completed prior to the delivery of the loan. Exception remains.

300752992	21565e8d-6502-49cd-9a80-79963b0dab20	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300752992	de205003-c927-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does meet TQM. According to the DU, the Lender must obtain a certificate of completion, stating the nature of the "subject to" issue has been resolved before delivery.	03/22/2018: Uploaded the smoke detector on 3/22/2018, please clear this condition.
03/29/2018: Appraisal was subject to smoke detectors being installed. Lender obtained photos confirming installation. It is a not a Lender requirement to have obtain a 442 for smoke detectors. Condition cleared. 03/27/2018: An Appraisal Completion Certificate (442) is required when the appraisal is completed subject to completion of repairs/alterations that affect the safety, soundness or structural integrity of the property. A certification of completion is required to confirm the necessary alterations or repairs have been completed prior to the delivery of the loan. Exception remains.

300752992	9485b439-c427-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.
300752994	c11d6afe-005c-428b-8d64-f85c7e80abc4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		03/16/2018: This finding is not material. Loan will be graded B for all agencies
300752994	35d6e6ac-5f29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/20/2018: CDA Received, supports appraised value.
300752995	794f7335-88fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	All pages of the final application was not provided.. Missing Demographic Information Addendum.	01/29/2018: complete 1003	01/30/2018: The complete 1003 was provided. Exception cleared.
 Years in Primary Residence Borrower has resided in subject for 20 years; LTV is lower than guideline maximum Low LTV of 67.4%; No Mortgage Lates Borrower has had no mortgage lates in 32 months reported.

300752995	25deebc0-a253-4116-84f9-c6b9ca3bada4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		01/23/2018 - Finding is deemed non-material and graded B for all agencies.
 Years in Primary Residence Borrower has resided in subject for 20 years; LTV is lower than guideline maximum Low LTV of 67.4%; No Mortgage Lates Borrower has had no mortgage lates in 32 months reported.

300752995	b88b945e-86fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – Third party valuation tool missing from file.	02/08/2018L CDA received.	02/09/2018: CDA Received, supports appraised value, exception cleared.
 Years in Primary Residence Borrower has resided in subject for 20 years; LTV is lower than guideline maximum Low LTV of 67.4%; No Mortgage Lates Borrower has had no mortgage lates in 32 months reported.

300752996	f98ad297-b455-461c-ab46-00df86a2850a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Missing an executed Affiliated Business Disclosure.		Exception is deemed non-material with a rating of B.
300752996	157540a9-1901-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Exception is deemed non-material with a rating of B.
300752996	095e97dc-1a01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for initial LE as the Appraisal fee has increased from XXX to $XXX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	02/19/2018: Please see attachment. XX/XX/XXXX: Please see attachment. XX/XX/XXXX: Please see attachment.
02/19/2018: Corrective CD, proof of delivery, letter of explanation and copy of refund check provide. Non-material per SFIG guidance. Loan will be graded B for all agencies.02/12/2018: A COC Form was provided indicating the increase was due to a complex situation. The Lender knew the address prior to the issuance of the Initial LE, and therefore, would have known the cost of the complex situation prior to initial disclosure. Please provide a corrected CD, evidence of refund to the Borrower, letter of explanation, and proof of delivery to the Borrower. Exception remains.  02/01/2018: Lender provided COC form, however there is no COC occurred to increase Appraisal Fee. Exception remains.

300752996	19c11dfe-5a00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		02/09/2018: CDA Received, supports appraised value, exception cleared.